NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
40,326 shares (cost $646,053)	$622,628
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
270,086 shares (cost $2,993,415)	1,917,611
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
100,656 shares (cost $1,098,120)	1,038,775
Global Small Capitalization Fund - Class 4 (AMVGS4)
120,178 shares (cost $3,223,227)	2,897,493
Insurance Series(R) - International Fund: Class 4 (AMVI4)
12,851 shares (cost $239,279)	230,422
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
80,414 shares (cost $1,027,732)	1,007,587
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
9,600 shares (cost $180,126)	179,424
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)
386,934 shares (cost $3,766,739)	3,629,438
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
58,535 shares (cost $415,515)	395,695
Global Allocation V.I. Fund - Class III (MLVGA3)
2,353,025 shares (cost $35,228,525)	30,683,452
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
53,830 shares (cost $536,167)	508,155
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
116,512 shares (cost $705,405)	455,560
VIP Small Cap Value Series: Service Class (DWVSVS)
6,813 shares (cost $233,604)	228,780
Floating-Rate Income Fund (ETVFR)
233,114 shares (cost $2,109,899)	2,051,402
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
15,988 shares (cost $305,238)	309,377
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
204,497 shares (cost $2,239,169)	2,151,309
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
47,748 shares (cost $558,805)	519,497
VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)
125,573 shares (cost $1,312,045)	1,304,706
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
119,006 shares (cost $1,120,572)	1,099,612
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)
264,878 shares (cost $3,105,450)	2,669,970
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
5,315 shares (cost $78,439)	76,807
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
1,059 shares (cost $10,189)	10,199
Balanced Portfolio: Service Shares (JABS)
2,899 shares (cost $91,916)	91,648
Enterprise Portfolio: Service Shares (JAMGS)
14,186 shares (cost $771,248)	775,541
Flexible Bond Portfolio: Service Shares (JAFBS)
53,464 shares (cost $682,971)	676,856
Global Technology Portfolio: Service Shares (JAGTS)
33,721 shares (cost $260,103)	261,341
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
236,965 shares (cost $4,670,245)	3,720,349
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
8,593 shares (cost $240,902)	223,001
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
27,640 shares (cost $463,758)	449,148
Short Duration Income Portfolio: Class VC (LOVSDC)
43,152 shares (cost $640,800)	623,544
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
31,063 shares (cost $246,976)	241,672
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
7,940 shares (cost $383,882)	383,166
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
164,954 shares (cost $2,631,497)	2,428,126
Utilities Series - Service Class (MVUSC)
6,060 shares (cost $161,472)	152,406
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
33,608 shares (cost $735,401)	743,739
The Merger Fund VL (MGRFV)
233,103 shares (cost $2,540,311)	2,440,591

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
329,047 shares (cost $2,863,140)	$2,319,778
Emerging Markets Debt Portfolio - Class II (MSEMB)
710,439 shares (cost $5,662,132)	5,257,251
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
162,831 shares (cost $1,704,632)	1,522,468
Global Real Estate Portfolio - Class II (VKVGR2)
763,639 shares (cost $7,920,275)	7,773,841
NVIT Bond Index Fund Class I (NVBX)
1,115,532 shares (cost $11,884,212)	11,568,071
NVIT International Index Fund Class I (NVIX)
394,937 shares (cost $3,689,493)	3,435,950
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
261,557 shares (cost $2,621,915)	2,571,105
NVIT Flexible Fixed Income Fund Class P (NVFIP)
113,914 shares (cost $1,095,082)	1,020,667
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
285,004 shares (cost $2,744,804)	2,584,987
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
104,355 shares (cost $1,025,571)	938,151
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
55,330 shares (cost $525,991)	517,890
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
18,349 shares (cost $288,399)	281,298
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,262,578 shares (cost $30,480,241)	29,796,838
American Funds NVIT Bond Fund - Class II (GVABD2)
12,164 shares (cost $138,960)	137,945
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
33,750 shares (cost $1,007,239)	994,944
American Funds NVIT Growth Fund - Class II (GVAGR2)
15,208 shares (cost $1,314,160)	1,312,638
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
19,431 shares (cost $1,082,466)	1,064,989
Federated NVIT High Income Bond Fund - Class I (HIBF)
399,295 shares (cost $2,741,627)	2,415,734
NVIT Emerging Markets Fund - Class I (GEM)
331,131 shares (cost $3,644,316)	3,033,159
NVIT Emerging Markets Fund - Class II (GEM2)
11,946 shares (cost $113,104)	108,108
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
665 shares (cost $6,446)	6,296
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
6,463 shares (cost $92,074)	86,471
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
937,976 shares (cost $9,213,421)	8,948,291
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,192,291 shares (cost $14,305,158)	13,079,432
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,317,524 shares (cost $15,755,956)	14,137,029
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,317,089 shares (cost $14,055,397)	13,210,399
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
3,280,963 shares (cost $39,162,511)	35,598,449
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,782,834 shares (cost $18,032,636)	16,972,577
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
731,269 shares (cost $8,413,106)	7,758,761
NVIT Core Bond Fund - Class II (NVCBD2)
23,030 shares (cost $248,705)	240,198
NVIT Core Plus Bond Fund - Class II (NVLCP2)
811,602 shares (cost $9,231,134)	9,008,788
NVIT Nationwide Fund - Class I (TRF)
286,806 shares (cost $4,223,205)	4,178,757
NVIT Nationwide Fund - Class II (TRF2)
3,980 shares (cost $56,315)	57,743
NVIT Government Bond Fund - Class I (GBF)
955,327 shares (cost $10,643,419)	10,374,853
NVIT Government Bond Fund - Class II (GBF2)
16,976 shares (cost $186,134)	183,845
American Century NVIT Growth Fund - Class II (CAF2)
266,119 shares (cost $3,531,900)	3,230,686
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
422,883 shares (cost $5,453,395)	5,332,556
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
235,386 shares (cost $3,638,084)	3,493,133
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
215,523 shares (cost $3,850,015)	3,616,478

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,107,779 shares (cost $11,508,740)	$10,989,164
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,014,139 shares (cost $39,436,766)	37,797,308
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
774,238 shares (cost $10,623,302)	10,289,624
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,108,122 shares (cost $12,963,135)	12,277,990
NVIT Mid Cap Index Fund - Class I (MCIF)
170,022 shares (cost $4,154,637)	3,817,005
NVIT Money Market Fund - Class I (SAM)
60,560 shares (cost $60,560)	60,560
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
331,455 shares (cost $3,696,456)	3,394,102
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
376,640 shares (cost $4,009,010)	3,529,121
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
400,198 shares (cost $5,264,784)	5,014,486
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
528,497 shares (cost $6,090,027)	5,237,406
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
21,906 shares (cost $198,738)	235,491
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
682,507 shares (cost $7,823,276)	7,132,203
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
620,560 shares (cost $7,011,545)	6,242,829
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
174,082 shares (cost $3,344,477)	3,196,149
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
17,932 shares (cost $317,682)	313,987
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
286,099 shares (cost $4,373,491)	3,770,780
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
17,673 shares (cost $228,409)	228,337
NVIT Multi-Manager Small Company Fund - Class I (SCF)
135,777 shares (cost $3,109,010)	2,795,646
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
5,802 shares (cost $116,882)	114,881
NVIT Multi-Sector Bond Fund - Class I (MSBF)
492,298 shares (cost $4,406,076)	4,273,148
NVIT Short Term Bond Fund - Class II (NVSTB2)
891,099 shares (cost $9,249,946)	9,053,567
NVIT Large Cap Growth Fund - Class II (NVOLG2)
19,031 shares (cost $378,290)	378,909
Templeton NVIT International Value Fund - Class III (NVTIV3)
24,693 shares (cost $275,661)	268,656
Invesco NVIT Comstock Value Fund - Class II (EIF2)
14,453 shares (cost $224,226)	219,546
NVIT Real Estate Fund - Class II (NVRE2)
361,157 shares (cost $2,681,015)	2,318,629
NVIT Money Market Fund - Class II (NVMM2)
217,646,660 shares (cost $217,646,660)	217,646,660
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
552,819 shares (cost $6,347,070)	6,092,065
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
147,683 shares (cost $1,784,673)	1,583,165
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
172,666 shares (cost $1,827,537)	1,686,944
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
126,590 shares (cost $1,323,499)	1,244,380
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
117,273 shares (cost $1,245,676)	1,176,252
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
98,663 shares (cost $1,030,247)	994,519
NVIT Small Cap Index Fund Class II (NVSIX2)
223,283 shares (cost $2,809,414)	2,668,237
NVIT S&P 500 Index Fund Class I (GVEX1)
2,087,722 shares (cost $29,455,594)	29,186,357
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
32,146 shares (cost $304,405)	302,816
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
38,603 shares (cost $367,354)	362,481
7Twelve Balanced Portfolio (NO7TB)
155,685 shares (cost $1,771,160)	1,619,124
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
673,152 shares (cost $7,592,876)	6,206,458
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
905,632 shares (cost $9,372,618)	8,494,832

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
1,977,013 shares (cost $19,520,993)	$18,761,851
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
393,315 shares (cost $4,108,434)	3,901,682
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
14,458 shares (cost $148,740)	148,480
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
145,433 shares (cost $1,693,162)	1,580,854
VP Income & Growth Fund - Class I (ACVIG)
1,102,147 shares (cost $9,693,065)	9,445,399
VP Inflation Protection Fund - Class II (ACVIP2)
1,004,378 shares (cost $10,582,138)	9,983,518
VP Ultra(R) Fund - Class I (ACVU1)
72,226 shares (cost $1,138,767)	1,117,337
VP Value Fund - Class I (ACVV)
1,750,522 shares (cost $15,787,308)	15,492,122
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
137,653 shares (cost $2,783,203)	2,598,896
Quality Bond Fund II - Primary Shares (FQB)
470 shares (cost $5,182)	5,154
Contrafund(R)Portfolio - Service Class 2 (FC2)
205,126 shares (cost $7,089,399)	6,822,504
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
97,910 shares (cost $1,642,095)	1,512,714
VIP Balanced Portfolio - Service Class 2 (FB2)
14,392 shares (cost $232,369)	229,553
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
593,292 shares (cost $13,094,505)	11,889,566
VIP Growth Portfolio - Service Class 2 (FG2)
713,633 shares (cost $45,194,832)	46,393,311
VIP High Income Portfolio - Service Class 2 (FHI2)
830,028 shares (cost $4,518,296)	3,984,133
Franklin Income Securities Fund - Class 2 (FTVIS2)
824,987 shares (cost $13,056,370)	11,714,815
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
275,647 shares (cost $6,061,933)	5,339,282
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
203,703 shares (cost $3,260,345)	3,218,501
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
576,441 shares (cost $4,252,702)	3,890,973
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
107,142 shares (cost $1,776,399)	1,912,480
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
6,417 shares (cost $130,257)	130,329
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
341,790 shares (cost $2,650,521)	2,289,992
International Growth Fund/VA - Service Shares (OVIGS)
157,081 shares (cost $356,973)	359,716
Global Securities Fund/VA - Service Class (OVGSS)
149,915 shares (cost $5,810,068)	5,635,300
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
23,173 shares (cost $494,475)	487,800
All Asset Portfolio - Advisor Class (PMVAAD)
720,961 shares (cost $7,937,571)	6,625,629
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
185,845 shares (cost $1,946,302)	1,785,974
Low Duration Portfolio - Advisor Class (PMVLAD)
2,502,121 shares (cost $26,318,145)	25,646,745
Total Return Portfolio - Advisor Class (PMVTRD)
1,798,030 shares (cost $19,962,564)	19,023,159
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
203,791 shares (cost $2,334,213)	1,424,501
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
213,808 shares (cost $2,771,820)	2,501,554
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
575,608 shares (cost $7,012,203)	6,481,341
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2,359,945 shares (cost $18,066,580)	17,133,198
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
31,641 shares (cost $688,259)	475,883
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
46,706 shares (cost $472,034)	396,533
VT Equity Income Fund: Class IB (PVEIB)
22,725 shares (cost $489,148)	489,726
VI International Growth Fund - Series II Shares (AVIE2)
2,453 shares (cost $79,924)	81,032
VP UltraShort NASDAQ-100 (PROUSN)
33,450 shares (cost $406,749)	417,118

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VP Access High Yield Fund (PROAHY)
212,453 shares (cost $6,131,164)	$5,844,569
VP Asia 30 (PROA30)
46,682 shares (cost $2,222,300)	2,216,017
VP Banks (PROBNK)
116,223 shares (cost $2,132,053)	2,094,331
VP Basic Materials (PROBM)
23,079 shares (cost $1,241,864)	1,108,016
VP Bear (PROBR)
85,602 shares (cost $809,795)	793,530
VP Biotechnology (PROBIO)
104,755 shares (cost $7,601,827)	7,216,538
VP Bull (PROBL)
625,599 shares (cost $25,686,848)	25,380,539
VP Consumer Goods (PROCG)
120,269 shares (cost $6,876,796)	6,947,915
VP Consumer Services (PROCS)
117,107 shares (cost $7,107,278)	6,991,263
VP Emerging Markets (PROEM)
84,556 shares (cost $1,632,531)	1,594,732
VP Europe 30 (PROE30)
208,500 shares (cost $4,456,247)	4,147,055
VP Financials (PROFIN)
368,882 shares (cost $11,489,914)	11,416,891
VP Health Care (PROHC)
166,581 shares (cost $11,313,358)	11,179,247
VP Industrials (PROIND)
124,317 shares (cost $7,433,420)	7,233,995
VP International (PROINT)
106,187 shares (cost $2,129,115)	2,065,342
VP Internet (PRONET)
81,566 shares (cost $6,557,688)	6,726,734
VP Japan (PROJP)
276,880 shares (cost $3,237,002)	3,026,299
VP NASDAQ-100 (PRON)
458,778 shares (cost $15,097,062)	14,937,824
VP Oil & Gas (PROOG)
340,014 shares (cost $14,275,352)	10,717,229
VP Pharmaceuticals (PROPHR)
106,497 shares (cost $4,287,133)	4,203,454
VP Precious Metals (PROPM)
144,381 shares (cost $1,734,088)	1,738,345
VP Real Estate (PRORE)
131,059 shares (cost $8,113,004)	8,205,624
VP Rising Rates Opportunity (PRORRO)
87,085 shares (cost $478,967)	485,933
VP Semiconductor (PROSCN)
44,680 shares (cost $1,288,737)	1,368,113
VP Short Emerging Markets (PROSEM)
15,876 shares (cost $217,589)	222,899

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VP Short International (PROSIN)
20,702 shares (cost $261,254)	$263,336
VP Short NASDAQ-100 (PROSN)
9,337 shares (cost $161,722)	158,734
VP Technology (PROTEC)
287,940 shares (cost $8,043,717)	7,978,823
VP Telecommunications (PROTEL)
43,307 shares (cost $362,720)	368,541
VP U.S. Government Plus (PROGVP)
157,986 shares (cost $3,606,201)	3,594,183
VP UltraNASDAQ-100 (PROUN)
40,898 shares (cost $2,913,257)	2,850,189
VP Utilities (PROUTL)
67,299 shares (cost $2,640,237)	2,667,071
Global Managed Futures Strategy (RVMFU)
378,897 shares (cost $7,854,984)	7,358,179
Variable Fund - Long Short Equity Fund (RSRF)
713,463 shares (cost $10,317,077)	10,894,574
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
405,244 shares (cost $16,249,885)	14,467,227
Variable Trust - Banking Fund (RBKF)
272,950 shares (cost $3,164,791)	3,087,059
Variable Trust - Basic Materials Fund (RBMF)
119,859 shares (cost $2,449,399)	2,097,539
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
362,738 shares (cost $10,210,701)	9,180,886
Variable Trust - Biotechnology Fund (RBF)
174,655 shares (cost $16,346,478)	14,533,072
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
846,420 shares (cost $22,589,213)	20,771,158
Variable Trust - Commodities Strategy Fund (RVCMD)
314,963 shares (cost $2,017,973)	1,492,923
Variable Trust - Consumer Products Fund (RCPF)
261,831 shares (cost $15,725,806)	16,115,718
Variable Trust - Dow 2x Strategy Fund (RVLDD)
177,970 shares (cost $14,835,994)	14,986,854
Variable Trust - Electronics Fund (RELF)
77,276 shares (cost $3,808,515)	3,788,085
Variable Trust - Energy Fund (RENF)
781,786 shares (cost $15,863,710)	12,008,240
Variable Trust - Energy Services Fund (RESF)
823,649 shares (cost $10,086,448)	7,964,683
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
70,492 shares (cost $1,072,447)	1,036,934
Variable Trust - Financial Services Fund (RFSF)
351,750 shares (cost $7,807,201)	7,555,585
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
284,150 shares (cost $8,485,629)	8,447,774
Variable Trust - Health Care Fund (RHCF)
320,276 shares (cost $21,021,203)	19,363,894
Variable Trust - Internet Fund (RINF)
341,116 shares (cost $5,949,855)	6,020,694
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
67,353 shares (cost $2,091,907)	2,112,849
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
53,768 shares (cost $1,911,923)	1,920,064
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
12,708 shares (cost $408,517)	413,406
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
13,730 shares (cost $294,896)	298,361
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
109,270 shares (cost $3,222,318)	3,245,333
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
140,538 shares (cost $2,246,261)	2,241,579
Variable Trust - Japan 2x Strategy Fund (RLCJ)
120,188 shares (cost $1,245,783)	1,234,331
Variable Trust - Leisure Fund (RLF)
89,534 shares (cost $7,313,522)	6,843,106
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
349,461 shares (cost $11,299,755)	10,875,236
Variable Fund - Multi-Hedge Strategies (RVARS)
345,057 shares (cost $8,166,680)	8,312,415
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
537,105 shares (cost $21,058,196)	20,769,847
Variable Trust - NASDAQ-100(R) Fund (ROF)
731,785 shares (cost $25,238,517)	24,997,773

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Variable Trust - Nova Fund (RNF)
68,746 shares (cost $10,738,089)	$10,643,323
Variable Trust - Precious Metals Fund (RPMF)
444,657 shares (cost $8,239,297)	7,981,585
Variable Trust - Real Estate Fund (RREF)
206,320 shares (cost $6,997,266)	7,118,035
Variable Trust - Retailing Fund (RRF)
176,340 shares (cost $3,337,707)	3,084,193
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
56,258 shares (cost $2,897,750)	2,761,711
Variable Trust - S&P 500 2x Strategy Fund (RTF)
40,109 shares (cost $6,661,315)	6,625,580
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
1,146,675 shares (cost $51,402,483)	50,132,611
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
210,744 shares (cost $21,970,676)	21,106,050
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
663,495 shares (cost $23,263,927)	21,384,444
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
94,483 shares (cost $9,158,754)	7,992,352
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
327,252 shares (cost $15,532,698)	13,744,604
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
74,438 shares (cost $8,882,650)	7,812,237
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
29,803 shares (cost $1,314,528)	1,294,946
Variable Trust - Technology Fund (RTEC)
119,745 shares (cost $8,664,493)	8,584,515
Variable Trust - Telecommunications Fund (RTEL)
21,431 shares (cost $1,130,947)	1,043,921
Variable Trust - Transportation Fund (RTRF)
170,721 shares (cost $4,822,305)	4,303,880
Variable Trust - Utilities Fund (RUTL)
329,832 shares (cost $7,579,918)	7,536,665
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
43,325 shares (cost $683,257)	670,230
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
449,229 shares (cost $11,789,178)	11,554,181
Series M (Macro Opportunities Series) (GSBLMO)
73,669 shares (cost $1,956,655)	1,899,181
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
33,116 shares (cost $829,962)	830,206
Health Sciences Portfolio - II (TRHS2)
41,034 shares (cost $1,643,581)	1,545,747
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
44,390 shares (cost $793,358)	725,771
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
188,571 shares (cost $5,273,435)	3,183,075
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,535,369 shares (cost $27,836,686)	21,053,195
Variable Insurance Portfolios - Energy (WRENG)
14,098 shares (cost $75,555)	71,057

Total Investments	$1,613,774,034

Accounts Receivable - Quality Bond Fund II - Primary Shares (FQB)	10
Accounts Receivable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,116
Accounts Receivable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	15,920
Accounts Receivable - VP Short International (PROSIN)	262
Accounts Receivable - Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	764
Accounts Payable - Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	(4)
Accounts Payable - Rydex Variable Trust - High Yield Strategy Fund (RHYS)	(1,649)
Accounts Payable - BlackRock High Yield V.I. Fund - Class III (BRVHY3)	(1,519)
Other Accounts Payable	(43,485)

$1,613,745,449

Contract Owners’ Equity:
Accumulation units	1,613,674,826
Contracts in payout (annuitization) period (note 1f)	70,623

Total Contract Owners’ Equity (note 5)	$1,613,745,449

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	IVEW52	AAEIP3	ARLPE3	AMVGS4	AMVI4	AMVBC4	AMVNW4
Reinvested dividends	$19,046,942	$2,107	$18,156	$656	$-	$2,544	$12,378	$397
Mortality and expense risk charges (note 2)	(23,363,142)	(1,412)	(47,825)	(8,790)	(42,550)	(636)	(1,903)	(416)

Net investment income (loss)	(4,316,200)	695	(29,669)	(8,134)	(42,550)	1,908	10,475	(19)

Realized gain (loss) on investments	(84,867,732)	(286)	(572,757)	324	(100,959)	(7,551)	(98)	(21)
Change in unrealized gain (loss) on investments	(63,874,207)	(23,424)	(885,699)	(59,345)	(295,432)	(8,857)	(20,145)	(702)

Net gain (loss) on investments	(148,741,939)	(23,710)	(1,458,456)	(59,021)	(396,391)	(16,408)	(20,243)	(723)

Reinvested capital gains	68,483,293	29,053	48,136	479	229,700	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,574,846)	$6,038	$(1,439,989)	$(66,676)	$(209,241)	$(14,500)	$(9,768)	$(742)

Investment Activity:	AMVCB4	BRVHY3	MLVGA3	BRVDA3	CSCRS	DWVSVS	ETVFR	FRESS2
Reinvested dividends	$50,153	$3,889	$324,529	$9,124	$-	$-	$22,137	$4,790
Mortality and expense risk charges (note 2)	(25,655)	(874)	(453,306)	(2,689)	(6,474)	(464)	(9,891)	(550)

Net investment income (loss)	24,498	3,015	(128,777)	6,435	(6,474)	(464)	12,246	4,240

Realized gain (loss) on investments	(13,342)	(22)	(22,504)	(462)	(31,380)	(5)	(9,871)	(5)
Change in unrealized gain (loss) on investments	(137,301)	(19,820)	(2,520,440)	(28,011)	(107,980)	(4,824)	(58,497)	4,140

Net gain (loss) on investments	(150,643)	(19,842)	(2,542,944)	(28,473)	(139,360)	(4,829)	(68,368)	4,135

Reinvested capital gains	-	2,691	1,876,956	-	-	-	-	4,676

Net increase (decrease) in contract owners’ equity resulting from operations	$(126,145)	$(14,136)	$(794,765)	$(22,038)	$(145,834)	$(5,293)	$(56,122)	$13,051

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FVSIS2	GVGMNS	GVHQFA	GVSIA	IVBRA2	JPIGA2	JPIIB2	JABS
Reinvested dividends	$46,017	$457	$3,054	$14,018	$102,464	$1,074	$-	$302
Mortality and expense risk charges (note 2)	(13,906)	(6,665)	(12,710)	(7,716)	(39,648)	(292)	(1)	(144)

Net investment income (loss)	32,111	(6,208)	(9,656)	6,302	62,816	782	(1)	158

Realized gain (loss) on investments	(17,833)	2,830	(2,031)	(6,624)	(121,832)	1	-	7
Change in unrealized gain (loss) on investments	(87,860)	(40,570)	(7,339)	(20,960)	(389,808)	(1,632)	10	(268)

Net gain (loss) on investments	(105,693)	(37,740)	(9,370)	(27,584)	(511,640)	(1,631)	10	(261)

Reinvested capital gains	3,940	11,315	-	-	230,995	400	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(69,642)	$(32,633)	$(19,026)	$(21,282)	$(217,829)	$(449)	$9	$(103)

Investment Activity:	JAMGS	JAFBS	JAGTS	LZREMS	LPVCA2	LOVTRC	LOVSDC	MV3MVS
Reinvested dividends	$977	$2,711	$-	$46,443	$138	$11,747	$14,079	$183
Mortality and expense risk charges (note 2)	(1,124)	(971)	(496)	(48,425)	(442)	(863)	(1,284)	(487)

Net investment income (loss)	(147)	1,740	(496)	(1,982)	(304)	10,884	12,795	(304)

Realized gain (loss) on investments	(620)	(3)	176	(313,541)	(26)	(3)	9	(74)
Change in unrealized gain (loss) on investments	4,293	(6,114)	1,238	(476,553)	(17,901)	(14,610)	(17,256)	(5,303)

Net gain (loss) on investments	3,673	(6,117)	1,414	(790,094)	(17,927)	(14,613)	(17,247)	(5,377)

Reinvested capital gains	-	-	-	8,880	20,986	-	-	4,074

Net increase (decrease) in contract owners’ equity resulting from operations	$3,526	$(4,377)	$918	$(783,196)	$2,755	$(3,729)	$(4,452)	$(1,607)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB	MSVGT2
Reinvested dividends	$-	$115,048	$-	$-	$51,657	$37,601	$222,362	$28,538
Mortality and expense risk charges (note 2)	(409)	(35,985)	(302)	(758)	(22,942)	(31,485)	(67,373)	(27,356)

Net investment income (loss)	(409)	79,063	(302)	(758)	28,715	6,116	154,989	1,182

Realized gain (loss) on investments	22	26,720	(19)	106	(6,640)	(85,167)	(67,520)	(29,543)
Change in unrealized gain (loss) on investments	(716)	(233,439)	(9,066)	8,338	(67,623)	(554,775)	(241,275)	(123,806)

Net gain (loss) on investments	(694)	(206,719)	(9,085)	8,444	(74,263)	(639,942)	(308,795)	(153,349)

Reinvested capital gains	-	37,271	-	-	15,990	248,979	-	14,418

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,103)	$(90,385)	$(9,387)	$7,686	$(29,558)	$(384,847)	$(153,806)	$(137,749)

Investment Activity:	VKVGR2	NVBX	NVIX	NLFOSP	NVFIP	NVFMGP	NAMGI2	NAMAA2
Reinvested dividends	$139,141	$247,276	$85,717	$9,473	$30,384	$34,412	$18,709	$8,222
Mortality and expense risk charges (note 2)	(99,543)	(56,437)	(43,074)	(16,499)	(9,165)	(19,191)	(2,041)	(1,343)

Net investment income (loss)	39,598	190,839	42,643	(7,026)	21,219	15,221	16,668	6,879

Realized gain (loss) on investments	266,608	(63,854)	(256,977)	(5,876)	(10,717)	(14,594)	(7,917)	1,625
Change in unrealized gain (loss) on investments	(493,605)	(316,140)	(253,543)	(49,657)	(49,332)	(116,796)	(87,420)	(8,100)

Net gain (loss) on investments	(226,997)	(379,994)	(510,520)	(55,533)	(60,049)	(131,390)	(95,337)	(6,475)

Reinvested capital gains	-	36,069	-	8,762	-	46,511	86,373	8,197

Net increase (decrease) in contract owners’ equity resulting from operations	$(187,399)	$(153,086)	$(467,877)	$(53,797)	$(38,830)	$(69,658)	$7,704	$8,601

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM
Reinvested dividends	$3,091	$364,004	$-	$531	$658	$1,178	$150,057	$29,463
Mortality and expense risk charges (note 2)	(473)	(394,637)	(196)	(1,272)	(1,593)	(1,989)	(41,533)	(48,264)

Net investment income (loss)	2,618	(30,633)	(196)	(741)	(935)	(811)	108,524	(18,801)

Realized gain (loss) on investments	(105)	810,149	(2)	(544)	(1,027)	(3,265)	(62,428)	(99,705)
Change in unrealized gain (loss) on investments	(7,101)	(2,079,181)	(1,015)	(12,295)	(1,522)	(17,477)	(170,616)	(471,483)

Net gain (loss) on investments	(7,206)	(1,269,032)	(1,017)	(12,839)	(2,549)	(20,742)	(233,044)	(571,188)

Reinvested capital gains	3,356	1,129,633	-	7,367	2,419	9,513	30,124	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,232)	$(170,032)	$(1,213)	$(6,213)	$(1,065)	$(12,040)	$(94,396)	$(589,989)

Investment Activity:	GEM2	NVIE6	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$-	$18	$590	$148,268	$354,268	$426,907	$286,991	$952,545
Mortality and expense risk charges (note 2)	(140)	(7)	(156)	(75,518)	(188,172)	(230,057)	(266,892)	(469,191)

Net investment income (loss)	(140)	11	434	72,750	166,096	196,850	20,099	483,354

Realized gain (loss) on investments	(6)	-	(33)	(540,124)	(272,327)	117,060	(488,689)	(103,611)
Change in unrealized gain (loss) on investments	(4,996)	(150)	(5,603)	(136,474)	(858,711)	(1,636,343)	(371,859)	(3,026,549)

Net gain (loss) on investments	(5,002)	(150)	(5,636)	(676,598)	(1,131,038)	(1,519,283)	(860,548)	(3,130,160)

Reinvested capital gains	-	-	3,980	345,553	487,027	921,997	477,042	1,760,896

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,142)	$(139)	$(1,222)	$(258,295)	$(477,915)	$(400,436)	$(363,407)	$(885,910)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVCMA2	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2
Reinvested dividends	$248,667	$289,730	$6,423	$171,812	$51,449	$547	$189,210	$1,940
Mortality and expense risk charges (note 2)	(74,297)	(248,707)	(303)	(181,420)	(47,168)	(196)	(138,018)	(200)

Net investment income (loss)	174,370	41,023	6,120	(9,608)	4,281	351	51,192	1,740

Realized gain (loss) on investments	(24,904)	(777,210)	(7)	(265,898)	187,659	232	(89,369)	(2)
Change in unrealized gain (loss) on investments	(1,032,897)	(187,008)	(8,507)	(45,268)	(231,113)	1,428	(206,648)	(2,289)

Net gain (loss) on investments	(1,057,801)	(964,218)	(8,514)	(311,166)	(43,454)	1,660	(296,017)	(2,291)

Reinvested capital gains	400,170	628,699	219	73,373	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(483,261)	$(294,496)	$(2,175)	$(247,401)	$(39,173)	$2,011	$(244,825)	$(551)

Investment Activity:	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$14,743	$79,327	$56,263	$57,469	$169,152	$606,253	$144,144	$209,665
Mortality and expense risk charges (note 2)	(27,654)	(87,763)	(61,917)	(62,185)	(155,564)	(316,589)	(111,203)	(159,906)

Net investment income (loss)	(12,911)	(8,436)	(5,654)	(4,716)	13,588	289,664	32,941	49,759

Realized gain (loss) on investments	52,370	133,525	126,629	6,337	(228,294)	91,978	86,119	(183,120)
Change in unrealized gain (loss) on investments	(354,156)	(278,577)	(163,403)	(236,364)	(311,445)	(2,050,278)	(473,754)	(598,520)

Net gain (loss) on investments	(301,786)	(145,052)	(36,774)	(230,027)	(539,739)	(1,958,300)	(387,635)	(781,640)

Reinvested capital gains	300,493	-	53,825	144,923	397,247	1,051,889	160,026	556,066

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,204)	$(153,488)	$11,397	$(89,820)	$(128,904)	$(616,747)	$(194,668)	$(175,815)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MCIF	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$42,455	$-	$4,518	$38,242	$11,478	$54,154	$-	$-
Mortality and expense risk charges (note 2)	(40,870)	(1,359)	(56,203)	(57,272)	(71,685)	(83,749)	(3,525)	(102,135)

Net investment income (loss)	1,585	(1,359)	(51,685)	(19,030)	(60,207)	(29,595)	(3,525)	(102,135)

Realized gain (loss) on investments	(348,478)	-	(220,793)	(115,381)	(3,100)	(137,312)	10,471	(596,132)
Change in unrealized gain (loss) on investments	(337,633)	-	(65,063)	(133,698)	(266,147)	(711,920)	(46,154)	(508,490)

Net gain (loss) on investments	(686,111)	-	(285,856)	(249,079)	(269,247)	(849,232)	(35,683)	(1,104,622)

Reinvested capital gains	278,600	-	217,814	-	359,729	601,753	36,403	976,522

Net increase (decrease) in contract owners’ equity resulting from operations	$(405,926)	$(1,359)	$(119,727)	$(268,109)	$30,275	$(277,074)	$(2,805)	$(230,235)

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$75,596	$-	$-	$27,009	$705	$11,239	$63	$86,122
Mortality and expense risk charges (note 2)	(97,229)	(44,242)	(534)	(62,221)	(219)	(44,184)	(110)	(72,282)

Net investment income (loss)	(21,633)	(44,242)	(534)	(35,212)	486	(32,945)	(47)	13,840

Realized gain (loss) on investments	(510,861)	(244,968)	(69)	(157,228)	-	(141,954)	(2)	(186,906)
Change in unrealized gain (loss) on investments	(333,989)	(111,078)	(3,694)	(575,921)	(73)	(218,549)	(2,002)	(34,564)

Net gain (loss) on investments	(844,850)	(356,046)	(3,763)	(733,149)	(73)	(360,503)	(2,004)	(221,470)

Reinvested capital gains	601,091	347,481	1,803	423,676	-	310,832	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(265,392)	$(52,807)	$(2,494)	$(344,685)	$413	$(82,616)	$(2,051)	$(207,630)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVSTB2	NVOLG2	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2
Reinvested dividends	$150,502	$1,085	$4,457	$-	$53,999	$-	$104,571	$25,309
Mortality and expense risk charges (note 2)	(115,932)	(608)	(258)	(171)	(47,371)	(3,387,837)	(87,583)	(19,087)

Net investment income (loss)	34,570	477	4,199	(171)	6,628	(3,387,837)	16,988	6,222

Realized gain (loss) on investments	(76,971)	92	(12)	(7)	(42,161)	-	46,454	3,172
Change in unrealized gain (loss) on investments	(108,737)	619	(7,006)	(4,680)	(448,895)	-	(343,784)	(151,853)

Net gain (loss) on investments	(185,708)	711	(7,018)	(4,687)	(491,056)	-	(297,330)	(148,681)

Reinvested capital gains	-	-	-	-	246,065	-	81,755	73,536

Net increase (decrease) in contract owners’ equity resulting from operations	$(151,138)	$1,188	$(2,819)	$(4,858)	$(238,363)	$(3,387,837)	$(198,587)	$(68,923)

Investment Activity:	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS
Reinvested dividends	$19,274	$15,368	$19,324	$15,161	$27,953	$515,798	$-	$-
Mortality and expense risk charges (note 2)	(17,417)	(19,512)	(14,633)	(8,404)	(34,348)	(172,423)	(855)	(2,627)

Net investment income (loss)	1,857	(4,144)	4,691	6,757	(6,395)	343,375	(855)	(2,627)

Realized gain (loss) on investments	(10,459)	(44,483)	873	(5,193)	(499,726)	(718,994)	7	(17,339)
Change in unrealized gain (loss) on investments	(106,348)	(38,985)	(69,308)	(30,860)	(141,178)	(269,237)	(1,589)	(4,873)

Net gain (loss) on investments	(116,807)	(83,468)	(68,435)	(36,053)	(640,904)	(988,231)	(1,582)	(22,212)

Reinvested capital gains	-	-	-	-	268,644	188,742	-	2,939

Net increase (decrease) in contract owners’ equity resulting from operations	$(114,950)	$(87,612)	$(63,744)	$(29,296)	$(378,655)	$(456,114)	$(2,437)	$(21,900)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NO7TB	NOVMH2	NOVPI2	NOTBBA	PMUBA	PMVSTA	ALVBWB	ACVIG
Reinvested dividends	$8,450	$565,376	$208,919	$48,179	$135,414	$240	$30,407	$101,620
Mortality and expense risk charges (note 2)	(30,445)	(112,647)	(154,310)	(260,823)	(65,168)	(157)	(22,292)	(57,362)

Net investment income (loss)	(21,995)	452,729	54,609	(212,644)	70,246	83	8,115	44,258

Realized gain (loss) on investments	(68,808)	278,457	(231,017)	81,067	(20,412)	(3)	(97,115)	(195,917)
Change in unrealized gain (loss) on investments	(86,690)	(1,719,100)	(210,545)	(734,915)	(197,732)	(261)	(43,700)	(247,666)

Net gain (loss) on investments	(155,498)	(1,440,643)	(441,562)	(653,848)	(218,144)	(264)	(140,815)	(443,583)

Reinvested capital gains	-	-	-	-	1,008	72	138,860	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(177,493)	$(987,914)	$(386,953)	$(866,492)	$(146,890)	$(109)	$6,160	$(399,325)

Investment Activity:	ACVIP2	ACVU1	ACVV	DVMCSS	FQB	FC2	FAM2	FB2
Reinvested dividends	$198,375	$-	$142,890	$6,177	$197	$55,903	$24,019	$1,511
Mortality and expense risk charges (note 2)	(160,785)	(5,019)	(80,092)	(31,394)	(67)	(65,788)	(26,411)	(213)

Net investment income (loss)	37,590	(5,019)	62,798	(25,217)	130	(9,885)	(2,392)	1,298

Realized gain (loss) on investments	(70,045)	(661)	(123,101)	(130,137)	1	(15,920)	(56,777)	81
Change in unrealized gain (loss) on investments	(387,542)	(21,431)	(295,186)	(193,533)	(209)	(266,895)	(95,102)	(2,815)

Net gain (loss) on investments	(457,587)	(22,092)	(418,287)	(323,670)	(208)	(282,815)	(151,879)	(2,734)

Reinvested capital gains	-	-	-	220,448	-	53,472	125,009	511

Net increase (decrease) in contract owners’ equity resulting from operations	$(419,997)	$(27,111)	$(355,489)	$(128,439)	$(78)	$(239,228)	4(29,262)	$(925)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FEI2	FG2	FHI2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	SBVI
Reinvested dividends	$351,564	$14,654	$267,723	$607,625	$146,840	$17,682	$133,692	$29,207
Mortality and expense risk charges (note 2)	(128,733)	(241,904)	(44,332)	(212,226)	(74,199)	(12,754)	(62,251)	(25,986)

Net investment income (loss)	222,831	(227,250)	223,391	395,399	72,641	4,928	71,441	3,221

Realized gain (loss) on investments	(188,972)	60,805	(98,979)	(644,818)	(132,468)	(21,235)	144,310	4,262
Change in unrealized gain (loss) on investments	(1,204,939)	1,198,479	(534,162)	(914,607)	(554,794)	(41,843)	(564,314)	(169,893)

Net gain (loss) on investments	(1,393,911)	1,259,284	(633,141)	(1,559,425)	(687,262)	(63,078)	(420,004)	(165,631)

Reinvested capital gains	75,414	29,309	-	-	295,540	1,148	7,310	79,573

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,095,666)	$1,061,343	$(409,750)	$(1,164,026)	$(319,081)	$(57,002)	$(341,253)	$(82,837)

Investment Activity:	SBVSG2	LPWHY2	OVIGS	OVGSS	OVSCS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$-	$138,053	$-	$60,486	$-	$252,419	$29,881	$731,713
Mortality and expense risk charges (note 2)	(187)	(33,597)	(607)	(67,705)	(817)	(137,090)	(32,035)	(288,357)

Net investment income (loss)	(187)	104,456	(607)	(7,219)	(817)	115,329	(2,154)	443,356

Realized gain (loss) on investments	7	(110,958)	5	(370,835)	(52)	(554,292)	(163,861)	(83,237)
Change in unrealized gain (loss) on investments	73	(171,726)	2,742	(120,369)	(6,675)	(415,751)	(42,194)	(579,222)

Net gain (loss) on investments	80	(282,684)	2,747	(491,204)	(6,727)	(970,043)	(206,055)	(662,459)

Reinvested capital gains	560	-	-	372,613	-	-	4,697	-

Net increase (decrease) in contract owners’ equity resulting from operations	$453	$(178,228)	$2,140	$(125,810)	$(7,544)	$(854,714)	$(203,512)	$(219,103)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PVEIB
Reinvested dividends	$891,998	$70,507	$171,162	$112,473	$1,501,538	$27,044	$23,312	$-
Mortality and expense risk charges (note 2)	(262,573)	(24,988)	(49,591)	(98,941)	(408,730)	(8,530)	(7,488)	(549)

Net investment income (loss)	629,425	45,519	121,571	13,532	1,092,808	18,514	15,824	(549)

Realized gain (loss) on investments	(103,500)	(163,681)	(360,474)	(240,448)	(1,850,337)	(91,085)	(19,588)	17
Change in unrealized gain (loss) on investments	(947,216)	(390,018)	81,954	(156,499)	(710,489)	(153,171)	(32,935)	578

Net gain (loss) on investments	(1,050,716)	(553,699)	(278,520)	(396,947)	(2,560,826)	(244,256)	(52,523)	595

Reinvested capital gains	198,165	-	14,736	-	258,658	100,979	17,969	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(223,126)	$(508,180)	$(142,213)	$(383,415)	$(1,209,360)	$(124,763)	$(18,730)	$46

Investment Activity:	AVIE2	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO
Reinvested dividends	$-	$-	$417,176	$6,392	$2,351	$6,889	$-	$-
Mortality and expense risk charges (note 2)	(48)	(36,153)	(351,319)	(32,321)	(20,325)	(22,431)	(20,853)	(157,475)

Net investment income (loss)	(48)	(36,153)	65,857	(25,929)	(17,974)	(15,542)	(20,853)	(157,475)

Realized gain (loss) on investments	-	(641,770)	(2,331,119)	(324,966)	(46,866)	(177,035)	(781,426)	668,095
Change in unrealized gain (loss) on investments	1,109	2,768	(284,083)	16,818	(84,728)	(30,685)	68,601	(812,685)

Net gain (loss) on investments	1,109	(639,002)	(2,615,202)	(308,148)	(131,594)	(207,720)	(712,825)	(144,590)

Reinvested capital gains	-	-	1,145,686	118,619	-	-	-	359,599

Net increase (decrease) in contract owners’ equity resulting from operations	$1,061	$(675,155)	$(1,403,659)	$(215,458)	$(149,568)	$(223,262)	$(733,678)	$57,534

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND
Reinvested dividends	$-	$26,560	$-	$45,879	$174,211	$5,908	$-	$7,495
Mortality and expense risk charges (note 2)	(202,579)	(74,089)	(146,622)	(37,565)	(62,712)	(75,813)	(204,602)	(62,068)

Net investment income (loss)	(202,579)	(47,529)	(146,622)	8,314	111,499	(69,905)	(204,602)	(54,573)

Realized gain (loss) on investments	(2,504,751)	275,149	(742,697)	(699,200)	(679,337)	(517,562)	1,317,965	(46,936)
Change in unrealized gain (loss) on investments	(165,545)	(349,647)	(495,612)	(20,811)	(82,680)	(159,497)	(883,993)	(318,398)

Net gain (loss) on investments	(2,670,296)	(74,498)	(1,238,309)	(720,011)	(762,017)	(677,059)	433,972	(365,334)

Reinvested capital gains	210,981	-	1,322,982	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,661,894)	$(122,027)	$(61,949)	$(711,697)	$(650,518)	$(746,964)	$229,370	$(419,907)

Investment Activity:	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE
Reinvested dividends	$-	$-	$-	$-	$81,590	$31,880	$-	$38,649
Mortality and expense risk charges (note 2)	(78,439)	(80,635)	(72,774)	(133,244)	(204,350)	(86,632)	(30,681)	(88,823)

Net investment income (loss)	(78,439)	(80,635)	(72,774)	(133,244)	(122,760)	(54,752)	(30,681)	(50,174)

Realized gain (loss) on investments	(187,362)	281,155	(177,372)	(621,985)	(1,804,692)	(161,982)	(621,091)	146,075
Change in unrealized gain (loss) on investments	(20,539)	109,558	(281,372)	(77,091)	(2,491,272)	(173,602)	(89,451)	(141,496)

Net gain (loss) on investments	(207,901)	390,713	(458,744)	(699,076)	(4,295,964)	(335,584)	(710,542)	4,579

Reinvested capital gains	-	324,778	-	675,205	1,031,923	161,170	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(286,340)	$634,856	$(531,518)	$(157,115)	$(3,386,801)	$(229,166)	$(741,223)	$(45,595)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP
Reinvested dividends	$-	$8,705	$-	$-	$-	$-	$113,354	$-
Mortality and expense risk charges (note 2)	(11,234)	(27,783)	(11,302)	(6,893)	(9,570)	(81,996)	(25,493)	(58,619)

Net investment income (loss)	(11,234)	(19,078)	(11,302)	(6,893)	(9,570)	(81,996)	87,861	(58,619)

Realized gain (loss) on investments	(45,299)	(127,533)	14,290	(64,502)	(351,663)	(203,909)	(79,670)	(254,963)
Change in unrealized gain (loss) on investments	19,801	(151,468)	6,210	(652)	(2,407)	(150,914)	24,480	(32,250)

Net gain (loss) on investments	(25,498)	(279,001)	20,500	(65,154)	(354,070)	(354,823)	(55,190)	(287,213)

Reinvested capital gains	-	36,484	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,732)	$(261,595)	$9,198	$(72,047)	$(363,640)	$(436,819)	$32,671	$(345,832)

Investment Activity:	PROUN	PROUTL	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER
Reinvested dividends	$-	$59,088	$91,002	$-	$142,611	$18,517	$-	$67,759
Mortality and expense risk charges (note 2)	(100,843)	(62,684)	(69,635)	(117,251)	(233,053)	(62,565)	(43,071)	(150,154)

Net investment income (loss)	(100,843)	(3,596)	21,367	(117,251)	(90,442)	(44,048)	(43,071)	(82,395)

Realized gain (loss) on investments	(809)	(619,653)	200,377	524,937	538,145	(748,712)	(605,125)	184,899
Change in unrealized gain (loss) on investments	(11,353)	(143,451)	(764,571)	(438,723)	(2,599,487)	131,232	118,964	(720,982)

Net gain (loss) on investments	(12,162)	(763,104)	(564,194)	86,214	(2,061,342)	(617,480)	(486,161)	(536,083)

Reinvested capital gains	928,260	13,477	124,819	-	914,167	-	-	76,743

Net increase (decrease) in contract owners’ equity resulting from operations	$815,255	$(753,223)	$(418,008)	$(31,037)	$(1,237,617)	$(661,528)	$(529,232)	$(541,735)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RBF	RVCLR	RVCMD	RCPF	RVLDD	RELF	RESF	RLCE
Reinvested dividends	$-	$237,931	$-	$52,020	$-	$-	$37,392	$16,268
Mortality and expense risk charges (note 2)	(285,382)	(337,163)	(31,977)	(142,715)	(102,815)	(59,972)	(160,770)	(18,370)

Net investment income (loss)	(285,382)	(99,232)	(31,977)	(90,695)	(102,815)	(59,972)	(123,378)	(2,102)

Realized gain (loss) on investments	943,755	(37,572)	(1,402,629)	(173,256)	(1,503,879)	(19,616)	(5,043,608)	(160,990)
Change in unrealized gain (loss) on investments	(3,081,102)	(1,314,527)	563,628	479,428	167,326	(216,804)	1,116,412	52,582

Net gain (loss) on investments	(2,137,347)	(1,352,099)	(839,001)	306,172	(1,336,553)	(236,420)	(3,927,196)	(108,408)

Reinvested capital gains	-	116,862	-	311,938	1,334,318	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,422,729)	$(1,334,469)	$(870,978)	$527,415	$(105,050)	$(296,392)	$(4,050,574)	$(110,510)

Investment Activity:	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF
Reinvested dividends	$25,852	$105,876	$-	$-	$-	$-	$-	$-
Mortality and expense risk charges (note 2)	(103,915)	(168,080)	(386,702)	(59,479)	(45,989)	(39,858)	(12,978)	(11,457)

Net investment income (loss)	(78,063)	(62,204)	(386,702)	(59,479)	(45,989)	(39,858)	(12,978)	(11,457)

Realized gain (loss) on investments	201,786	(1,669,150)	249,842	(974,585)	(1,137,698)	(138,387)	(55,419)	(226,320)
Change in unrealized gain (loss) on investments	(587,990)	(482,429)	(2,299,673)	375,263	43,916	10,645	46,282	1,673

Net gain (loss) on investments	(386,204)	(2,151,579)	(2,049,831)	(599,322)	(1,093,782)	(127,742)	(9,137)	(224,647)

Reinvested capital gains	-	2,456,442	525,054	819,901	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(464,267)	$242,659	$(1,911,479)	$161,100	$(1,139,771)	$(167,600)	$(22,115)	$(236,104)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF
Reinvested dividends	$-	$-	$-	$4,684	$-	$48,364	$-	$-
Mortality and expense risk charges (note 2)	(24,329)	(42,303)	(26,017)	(75,768)	(66,615)	(106,205)	(238,457)	(262,302)

Net investment income (loss)	(24,329)	(42,303)	(26,017)	(71,084)	(66,615)	(57,841)	(238,457)	(262,302)

Realized gain (loss) on investments	(21,459)	(356,856)	(348,044)	(759,865)	(226,524)	245,330	(7,879,779)	(870,525)
Change in unrealized gain (loss) on investments	14,703	2,535	319,957	(125,470)	(452,674)	(170,820)	3,213,855	26,112

Net gain (loss) on investments	(6,756)	(354,321)	(28,087)	(885,335)	(679,198)	74,510	(4,665,924)	(844,413)

Reinvested capital gains	-	-	-	796,253	151,693	-	3,662,283	1,734,523

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,085)	$(396,624)	$(54,104)	$(160,166)	$(594,120)	$16,669	$(1,242,098)	$627,808

Investment Activity:	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV
Reinvested dividends	$-	$484,733	$175,179	$-	$-	$-	$-	$273,198
Mortality and expense risk charges (note 2)	(161,447)	(117,169)	(125,870)	(75,517)	(57,041)	(207,270)	(694,171)	(403,828)

Net investment income (loss)	(161,447)	367,564	49,309	(75,517)	(57,041)	(207,270)	(694,171)	(130,630)

Realized gain (loss) on investments	753,972	(5,847,254)	(290,382)	(127,785)	(242,980)	(5,869,969)	(5,186,934)	(8,745,493)
Change in unrealized gain (loss) on investments	(268,121)	2,334,619	(180,275)	(340,359)	(224,265)	(156,498)	2,504,714	285,334

Net gain (loss) on investments	485,851	(3,512,635)	(470,657)	(468,144)	(467,245)	(6,026,467)	(2,682,220)	(8,460,159)

Reinvested capital gains	-	-	-	486,407	-	5,947,197	3,476,682	5,021,998

Net increase (decrease) in contract owners’ equity resulting from operations	$324,404	$(3,145,071)	$(421,348)	$(57,254)	$(524,286)	$(286,540)	$100,291	$(3,568,791)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF
Reinvested dividends	$-	$14,002	$-	$-	$-	$-	$16,569	$-
Mortality and expense risk charges (note 2)	(423,565)	(154,380)	(314,677)	(136,154)	(41,144)	(135,421)	(14,745)	(101,683)

Net investment income (loss)	(423,565)	(140,378)	(314,677)	(136,154)	(41,144)	(135,421)	1,824	(101,683)

Realized gain (loss) on investments	(3,434,436)	(1,766,773)	(760,211)	(1,960,292)	218,661	592,782	(25,088)	(133,770)
Change in unrealized gain (loss) on investments	900,433	(490,062)	(1,860,077)	(504,627)	(175,510)	(530,910)	(65,080)	(1,113,144)

Net gain (loss) on investments	(2,534,003)	(2,256,835)	(2,620,288)	(2,464,919)	43,151	61,872	(90,168)	(1,246,914)

Reinvested capital gains	2,044,992	1,002,341	2,149,748	821,493	258,211	43,567	-	215,930

Net increase (decrease) in contract owners’ equity resulting from operations	$(912,576)	$(1,394,872)	$(785,217)	$(1,779,580)	$260,218	$(29,982)	$(88,344)	$(1,132,667)

Investment Activity:	RUTL	RVWDL	GVFRB	GSBLMO	RHYS	TRHS2	VWHAS	VWHA
Reinvested dividends	$156,421	$-	$310,238	$39,360	$7,017	$-	$-	$1,154
Mortality and expense risk charges (note 2)	(82,914)	(7,429)	(162,350)	(23,429)	(50,607)	(3,631)	(1,275)	(62,162)

Net investment income (loss)	73,507	(7,429)	147,888	15,931	(43,590)	(3,631)	(1,275)	(61,008)

Realized gain (loss) on investments	(736,383)	(168,674)	(134,140)	5,770	(9,042)	(8,316)	(1,635)	(592,849)
Change in unrealized gain (loss) on investments	(165,755)	5,500	(224,622)	(73,478)	244	(97,834)	(67,587)	(913,535)

Net gain (loss) on investments	(902,138)	(163,174)	(358,762)	(67,708)	(8,798)	(106,150)	(69,222)	(1,506,384)

Reinvested capital gains	-	-	20,380	3,293	-	98,752	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(828,631)	$(170,603)	$(190,494)	$(48,484)	$(52,388)	$(11,029)	$(70,497)	$(1,567,392)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRASP	WRENG	DXVIMF	DXVIC	DXVHY	FC2R	FEI2R	FG2R
Reinvested dividends	$85,953	$-	$79,190	$-	$30,041	$686	$10,336	$-
Mortality and expense risk charges (note 2)	(358,335)	(75)	(2,882)	(439)	(21,402)	(36,594)	(67,285)	(152,350)

Net investment income (loss)	(272,382)	(75)	76,308	(439)	8,639	(35,908)	(56,949)	(152,350)

Realized gain (loss) on investments	(1,618,437)	(7)	(73,235)	(1,698)	(78,899)	2,179,561	(205,632)	716,442
Change in unrealized gain (loss) on investments	(4,576,040)	(4,498)	(51,411)	860	37,587	(2,634,566)	(685,480)	(290,705)

Net gain (loss) on investments	(6,194,477)	(4,505)	(124,646)	(838)	(41,312)	(455,005)	(891,112)	425,737

Reinvested capital gains	4,127,288	-	10,815	-	-	692,726	1,178,877	1,170,216

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,339,571)	$(4,580)	$(37,523)	$(1,277)	$(32,673)	$201,813	$230,816	$1,443,603

Investment Activity:	FHI2R	ACVIG3	ACVU3	ACVV3	VWAR	RENF
Reinvested dividends	$15,443	$103,963	$4,526	$154,272	$-	$60,199
Mortality and expense risk charges (note 2)	(19,083)	(90,790)	(7,462)	(107,003)	(9,943)	(237,583)

Net investment income (loss)	(3,640)	13,173	(2,936)	47,269	(9,943)	(177,384)

Realized gain (loss) on investments	(50,614)	(450,064)	121,927	1,643,597	(57,537)	(6,479,528)
Change in unrealized gain (loss) on investments	292,465	(814,974)	(140,350)	(1,989,611)	(17,497)	1,028,085

Net gain (loss) on investments	241,851	(1,265,038)	(18,423)	(346,014)	(75,034)	(5,451,443)

Reinvested capital gains	-	939,438	97,471	-	69,147	318,040

Net increase (decrease) in contract owners’ equity resulting from operations	$238,211	$(312,427)	$76,112	$(298,745)	$(15,830)	$(5,310,787)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		IVEW52		AAEIP3		ARLPE3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(4,316,200)	$(4,109,111)	$695	$-	$(29,669)	$(27,179)	$(8,134)	$-
Realized gain (loss) on investments	(84,867,732)	41,898,152	(286)	-	(572,757)	141,105	324	-
Change in unrealized gain (loss) on investments	(63,874,207)	(79,705,914)	(23,424)	-	(885,699)	(192,688)	(59,345)	-
Reinvested capital gains	68,483,293	65,899,099	29,053	-	48,136	33,107	479	-

Net increase (decrease) in contract owners’ equity resulting from operations	(84,574,846)	23,982,226	6,038	-	(1,439,989)	(45,655)	(66,676)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	409,135,055	341,835,896	617,977	-	541,676	1,887,481	768,551	-
Transfers between funds	-	-	(1,385)	-	(2,389,857)	3,471,766	364,972	-
Redemptions (note 3)	(234,030,404)	(199,195,869)	-	-	(227,814)	(39,311)	(28,071)	-
Annuity benefits	(5,028)	(5,043)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,031)	(1,140)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,421,937)	(838,103)	-	-	(396)	(1)	-	-
Adjustments to maintain reserves	(44,280)	245,068	(16)	-	(63)	(72)	(16)	-

Net equity transactions	173,632,375	142,040,809	616,576	-	(2,076,454)	5,319,863	1,105,436	-

Net change in contract owners’ equity	89,057,529	166,023,035	622,614	-	(3,516,443)	5,274,208	1,038,760	-
Contract owners’ equity beginning of period	1,524,687,920	1,358,664,885	-	-	5,434,050	159,842	-	-

Contract owners’ equity end of period	$1,613,745,449	$1,524,687,920	$622,614	$-	$1,917,607	$5,434,050	$1,038,760	$-

CHANGES IN UNITS:
Beginning units	120,678,901	106,983,668	-	-	475,016	15,416	-	-
Units purchased	824,368,651	677,079,826	81,375	-	166,565	636,284	127,025	-
Units redeemed	(801,236,542)	(663,384,593)	(15,715)	-	(367,146)	(176,684)	(22,801)	-

Ending units	143,811,010	120,678,901	65,660	-	274,435	475,016	104,224	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMVGS4		AMVI4		AMVBC4		AMVNW4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(42,550)	$(23,454)	$1,908	$-	$10,475	$-	$(19)	$-
Realized gain (loss) on investments	(100,959)	47,490	(7,551)	-	(98)	-	(21)	-
Change in unrealized gain (loss) on investments	(295,432)	(71,153)	(8,857)	-	(20,145)	-	(702)	-
Reinvested capital gains	229,700	7,929	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(209,241)	(39,188)	(14,500)	-	(9,768)	-	(742)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	745,927	1,082,211	437,992	-	975,768	-	172,849	-
Transfers between funds	979,820	(250,348)	(193,070)	-	42,589	-	7,317	-
Redemptions (note 3)	(305,940)	(215,703)	-	-	(1,002)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,144)	(47)	-	-	-	-	-	-
Adjustments to maintain reserves	(123)	(38)	4	-	(7)	-	(16)	-

Net equity transactions	1,414,540	616,075	244,926	-	1,017,348	-	180,150	-

Net change in contract owners’ equity	1,205,299	576,887	230,426	-	1,007,580	-	179,408	-
Contract owners’ equity beginning of period	1,692,177	1,115,290	-	-	-	-	-	-

Contract owners’ equity end of period	$2,897,476	$1,692,177	$230,426	$-	$1,007,580	$-	$179,408	$-

CHANGES IN UNITS:
Beginning units	147,152	97,190	-	-	-	-	-	-
Units purchased	312,117	210,164	69,067	-	105,175	-	25,696	-
Units redeemed	(203,980)	(160,202)	(43,267)	-	(120)	-	(6,354)	-

Ending units	255,289	147,152	25,800	-	105,055	-	19,342	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMVCB4		BRVHY3		MLVGA3		BRVDA3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$24,498	$-	$3,015	$-	$(128,777)	$258,196	$6,435	$-
Realized gain (loss) on investments	(13,342)	-	(22)	-	(22,504)	869,702	(462)	-
Change in unrealized gain (loss) on investments	(137,301)	-	(19,820)	-	(2,520,440)	(3,513,334)	(28,011)	-
Reinvested capital gains	-	-	2,691	-	1,876,956	2,519,267	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,145)	-	(14,136)	-	(794,765)	133,831	(22,038)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	2,913,924	-	410,691	-	4,946,643	5,748,792	127,622	-
Transfers between funds	1,127,650	-	655	-	417,213	2,216,557	413,520	-
Redemptions (note 3)	(284,337)	-	-	-	(3,117,718)	(3,767,232)	(10,714)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,653)	-	-	-	(14,156)	(22,225)	(235)	-
Adjustments to maintain reserves	(72)	-	4	-	(195)	(147)	(20)	-

Net equity transactions	3,755,512	-	411,350	-	2,231,787	4,175,745	530,173	-

Net change in contract owners’ equity	3,629,367	-	397,214	-	1,437,022	4,309,576	508,135	-
Contract owners’ equity beginning of period	-	-	-	-	29,246,367	24,936,791	-	-

Contract owners’ equity end of period	$3,629,367	$-	$397,214	$-	$30,683,389	$29,246,367	$508,135	$-

CHANGES IN UNITS:
Beginning units	-	-	-	-	2,368,131	2,020,857	-	-
Units purchased	426,817	-	42,539	-	990,959	1,179,156	55,080	-
Units redeemed	(45,376)	-	-	-	(810,220)	(831,882)	(1,140)	-

Ending units	381,441	-	42,539	-	2,548,870	2,368,131	53,940	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CSCRS		DWVSVS		ETVFR		FRESS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6,474)	$(15,260)	$(464)	$-	$12,246	$-	$4,240	$-
Realized gain (loss) on investments	(31,380)	(78,148)	(5)	-	(9,871)	-	(5)	-
Change in unrealized gain (loss) on investments	(107,980)	(102,947)	(4,824)	-	(58,497)	-	4,140	-
Reinvested capital gains	-	-	-	-	-	-	4,676	-

Net increase (decrease) in contract owners’ equity resulting from operations	(145,834)	(196,355)	(5,293)	-	(56,122)	-	13,051	-

Equity transactions:
Purchase payments received from contract owners (note 3)	122,485	147,559	239,401	-	1,157,487	-	297,879	-
Transfers between funds	(14,153)	27,412	(5,329)	-	968,143	-	(1,552)	-
Redemptions (note 3)	(20,303)	(143,161)	-	-	(17,849)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(141)	(495)	-	-	(258)	-	-	-
Adjustments to maintain reserves	(26)	(50)	11	-	(48)	-	(7)	-

Net equity transactions	87,862	31,265	234,083	-	2,107,475	-	296,320	-

Net change in contract owners’ equity	(57,972)	(165,090)	228,790	-	2,051,353	-	309,371	-
Contract owners’ equity beginning of period	513,524	678,614	-	-	-	-	-	-

Contract owners’ equity end of period	$455,552	$513,524	$228,790	$-	$2,051,353	$-	$309,371	$-

CHANGES IN UNITS:
Beginning units	72,108	77,903	-	-	-	-	-	-
Units purchased	27,364	425,922	25,610	-	259,288	-	29,836	-
Units redeemed	(13,283)	(431,717)	(576)	-	(45,012)	-	(151)	-

Ending units	86,189	72,108	25,034	-	214,276	-	29,685	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVSIS2		GVGMNS		GVHQFA		GVSIA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$32,111	$-	$(6,208)	$(919)	$(9,656)	$-	$6,302	$-
Realized gain (loss) on investments	(17,833)	-	2,830	66	(2,031)	-	(6,624)	-
Change in unrealized gain (loss) on investments	(87,860)	-	(40,570)	1,261	(7,339)	-	(20,960)	-
Reinvested capital gains	3,940	-	11,315	839	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(69,642)	-	(32,633)	1,247	(19,026)	-	(21,282)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,536,824	-	260,744	107,191	1,314,736	-	1,174,636	-
Transfers between funds	789,771	-	188,454	(432)	676,083	-	(50,392)	-
Redemptions (note 3)	(105,603)	-	(4,929)	(147)	(666,985)	-	(3,351)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(41)	-	-	-	(103)	-	-	-
Adjustments to maintain reserves	(36)	-	(17)	(16)	(37)	-	(11)	-

Net equity transactions	2,220,915	-	444,252	106,596	1,323,694	-	1,120,882	-

Net change in contract owners’ equity	2,151,273	-	411,619	107,843	1,304,668	-	1,099,600	-
Contract owners’ equity beginning of period	-	-	107,843	-	-	-	-	-

Contract owners’ equity end of period	$2,151,273	$-	$519,462	$107,843	$1,304,668	$-	$1,099,600	$-

CHANGES IN UNITS:
Beginning units	-	-	10,294	-	-	-	-	-
Units purchased	329,693	-	53,971	10,470	273,721	-	168,086	-
Units redeemed	(104,433)	-	(10,841)	(176)	(139,959)	-	(52,906)	-

Ending units	225,260	-	53,424	10,294	133,762	-	115,180	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IVBRA2		JPIGA2		JPIIB2		JABS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$62,816	$(15,436)	$782	$-	$(1)	$-	$158	$-
Realized gain (loss) on investments	(121,832)	13,592	1	-	-	-	7	-
Change in unrealized gain (loss) on investments	(389,808)	(45,535)	(1,632)	-	10	-	(268)	-
Reinvested capital gains	230,995	80,582	400	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(217,829)	33,203	(449)	-	9	-	(103)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	944,098	1,192,319	77,325	-	10,190	-	88,400	-
Transfers between funds	278,596	570,076	(69)	-	-	-	3,500	-
Redemptions (note 3)	(186,738)	(43,292)	-	-	-	-	(149)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(261)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(76)	(27)	(5)	-	2	-	(3)	-

Net equity transactions	1,035,619	1,719,076	77,251	-	10,192	-	91,748	-

Net change in contract owners’ equity	817,790	1,752,279	76,802	-	10,201	-	91,645	-
Contract owners’ equity beginning of period	1,852,143	99,864	-	-	-	-	-	-

Contract owners’ equity end of period	$2,669,933	$1,852,143	$76,802	$-	$10,201	$-	$91,645	$-

CHANGES IN UNITS:
Beginning units	177,984	9,981	-	-	-	-	-	-
Units purchased	256,790	253,202	8,108	-	1,055	-	9,320	-
Units redeemed	(162,465)	(85,199)	(7)	-	-	-	(15)	-

Ending units	272,309	177,984	8,101	-	1,055	-	9,305	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAMGS		JAFBS		JAGTS		LZREMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(147)	$-	$1,740	$-	$(496)	$-	$(1,982)	$36,335
Realized gain (loss) on investments	(620)	-	(3)	-	176	-	(313,541)	35,228
Change in unrealized gain (loss) on investments	4,293	-	(6,114)	-	1,238	-	(476,553)	(425,773)
Reinvested capital gains	-	-	-	-	-	-	8,880	32,071

Net increase (decrease) in contract owners’ equity resulting from operations	3,526	-	(4,377)	-	918	-	(783,196)	(322,139)

Equity transactions:
Purchase payments received from contract owners (note 3)	788,773	-	687,129	-	239,550	-	2,091,246	2,705,833
Transfers between funds	(12,124)	-	(5,895)	-	24,140	-	(1,232,105)	76,717
Redemptions (note 3)	(4,634)	-	-	-	(3,268)	-	(245,603)	(104,401)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(249)	(299)
Adjustments to maintain reserves	3	-	-	-	(8)	-	(80)	(199)

Net equity transactions	772,018	-	681,234	-	260,414	-	613,209	2,677,651

Net change in contract owners’ equity	775,544	-	676,857	-	261,332	-	(169,987)	2,355,512
Contract owners’ equity beginning of period	-	-	-	-	-	-	3,890,330	1,534,818

Contract owners’ equity end of period	$775,544	$-	$676,857	$-	$261,332	$-	$3,720,343	$3,890,330

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	420,710	155,773
Units purchased	87,986	-	78,885	-	26,859	-	366,836	597,932
Units redeemed	(7,818)	-	(10,788)	-	(853)	-	(276,340)	(332,995)

Ending units	80,168	-	68,097	-	26,006	-	511,206	420,710

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	LPVCA2		LOVTRC		LOVSDC		MV3MVS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(304)	$-	$10,884	$-	$12,795	$-	$(304)	$-
Realized gain (loss) on investments	(26)	-	(3)	-	9	-	(74)	-
Change in unrealized gain (loss) on investments	(17,901)	-	(14,610)	-	(17,256)	-	(5,303)	-
Reinvested capital gains	20,986	-	-	-	-	-	4,074	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,755	-	(3,729)	-	(4,452)	-	(1,607)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	220,437	-	452,878	-	643,282	-	243,073	-
Transfers between funds	-	-	-	-	(15,285)	-	377	-
Redemptions (note 3)	(191)	-	-	-	-	-	(170)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	-	(11)	-	3	-	(1)	-

Net equity transactions	220,244	-	452,867	-	628,000	-	243,279	-

Net change in contract owners’ equity	222,999	-	449,138	-	623,548	-	241,672	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$222,999	$-	$449,138	$-	$623,548	$-	$241,672	$-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	24,109	-	45,344	-	77,583	-	25,927	-
Units redeemed	(21)	-	-	-	(14,471)	-	(18)	-

Ending units	24,088	-	45,344	-	63,112	-	25,909	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVBRES		MVGTAS		MVUSC		MVIVSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(409)	$-	$79,063	$28,679	$(302)	$-	$(758)	$-
Realized gain (loss) on investments	22	-	26,720	18,805	(19)	-	106	-
Change in unrealized gain (loss) on investments	(716)	-	(233,439)	(7,525)	(9,066)	-	8,338	-
Reinvested capital gains	-	-	37,271	2,911	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,103)	-	(90,385)	42,870	(9,387)	-	7,686	-

Equity transactions:
Purchase payments received from contract owners (note 3)	384,353	-	366,418	756,298	161,867	-	733,879	-
Transfers between funds	-	-	(213,642)	413,867	-	-	2,174	-
Redemptions (note 3)	(84)	-	(207,927)	(75,614)	(75)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,619)	(1,610)	-	-	-	-
Adjustments to maintain reserves	(6)	-	(100)	(56)	(6)	-	(1)	-

Net equity transactions	384,263	-	(56,870)	1,092,885	161,786	-	736,052	-

Net change in contract owners’ equity	383,160	-	(147,255)	1,135,755	152,399	-	743,738	-
Contract owners’ equity beginning of period	-	-	2,575,329	1,439,574	-	-	-	-

Contract owners’ equity end of period	$383,160	$-	$2,428,074	$2,575,329	$152,399	$-	$743,738	$-

CHANGES IN UNITS:
Beginning units	-	-	230,786	132,266	-	-	-	-
Units purchased	40,015	-	95,046	127,775	18,120	-	85,727	-
Units redeemed	(9)	-	(99,011)	(29,255)	(9)	-	(9,597)	-

Ending units	40,006	-	226,821	230,786	18,111	-	76,130	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MGRFV		MSGI2		MSEMB		MSVGT2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$28,715	$2,696	$6,116	$(7,135)	$154,989	$89,671	$1,182	$(10,250)
Realized gain (loss) on investments	(6,640)	(945)	(85,167)	3,377	(67,520)	(77,999)	(29,543)	32,357
Change in unrealized gain (loss) on investments	(67,623)	(32,119)	(554,775)	11,413	(241,275)	(79,110)	(123,806)	(134,661)
Reinvested capital gains	15,990	5,280	248,979	-	-	17,667	14,418	113,574

Net increase (decrease) in contract owners’ equity resulting from operations	(29,558)	(25,088)	(384,847)	7,655	(153,806)	(49,771)	(137,749)	1,020

Equity transactions:
Purchase payments received from contract owners (note 3)	1,318,220	593,429	958,587	667,660	2,342,247	2,400,311	348,278	553,006
Transfers between funds	1,627,741	1,232,966	151,148	1,065,336	(130,308)	(208,863)	(141,352)	(23,095)
Redemptions (note 3)	(1,503,756)	(780,956)	(92,206)	(51,630)	(213,796)	(190,822)	(65,303)	(79,624)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(74)	-	(1,856)	-	(1,121)	(1,997)	(121)	(492)
Adjustments to maintain reserves	(57)	(21)	(69)	(55)	(80)	(163)	(63)	(68)

Net equity transactions	1,442,074	1,045,418	1,015,604	1,681,311	1,996,942	1,998,466	141,439	449,727

Net change in contract owners’ equity	1,412,516	1,020,330	630,757	1,688,966	1,843,136	1,948,695	3,690	450,747
Contract owners’ equity beginning of period	1,028,059	7,729	1,688,966	-	3,414,099	1,465,404	1,518,753	1,068,006

Contract owners’ equity end of period	$2,440,575	$1,028,059	$2,319,723	$1,688,966	$5,257,235	$3,414,099	$1,522,443	$1,518,753

CHANGES IN UNITS:
Beginning units	102,527	769	159,377	-	314,954	136,329	133,415	94,227
Units purchased	494,047	408,697	198,624	178,282	326,819	266,077	66,907	79,826
Units redeemed	(348,056)	(306,939)	(100,484)	(18,905)	(145,577)	(87,452)	(54,945)	(40,638)

Ending units	248,518	102,527	257,517	159,377	496,196	314,954	145,377	133,415

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VKVGR2		NVBX		NVIX		NLFOSP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$39,598	$(35,841)	$190,839	$-	$42,643	$-	$(7,026)	$(884)
Realized gain (loss) on investments	266,608	108,383	(63,854)	-	(256,977)	-	(5,876)	2,168
Change in unrealized gain (loss) on investments	(493,605)	408,795	(316,140)	-	(253,543)	-	(49,657)	(1,153)
Reinvested capital gains	-	-	36,069	-	-	-	8,762	2,611

Net increase (decrease) in contract owners’ equity resulting from operations	(187,399)	481,337	(153,086)	-	(467,877)	-	(53,797)	2,742

Equity transactions:
Purchase payments received from contract owners (note 3)	3,573,357	3,501,498	2,464,147	-	1,704,295	-	1,942,513	447,426
Transfers between funds	(1,288,436)	11,132	9,523,050	-	2,390,840	-	72,077	167,547
Redemptions (note 3)	(806,656)	(185,360)	(265,175)	-	(191,144)	-	(7,344)	(34)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(25,456)	(455)	(864)	-	(164)	-	-	-
Adjustments to maintain reserves	(158)	(166)	(39)	-	(62)	-	(46)	(2)

Net equity transactions	1,452,651	3,326,649	11,721,119	-	3,903,765	-	2,007,200	614,937

Net change in contract owners’ equity	1,265,252	3,807,986	11,568,033	-	3,435,888	-	1,953,403	617,679
Contract owners’ equity beginning of period	6,508,503	2,700,517	-	-	-	-	617,679	-

Contract owners’ equity end of period	$7,773,755	$6,508,503	$11,568,033	$-	$3,435,888	$-	$2,571,082	$617,679

CHANGES IN UNITS:
Beginning units	541,529	252,548	-	-	-	-	60,458	-
Units purchased	419,316	489,878	1,798,997	-	1,337,667	-	212,168	104,303
Units redeemed	(294,451)	(200,897)	(636,852)	-	(975,818)	-	(8,095)	(43,845)

Ending units	666,394	541,529	1,162,145	-	361,849	-	264,531	60,458

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVFIP		NVFMGP		NAMGI2		NAMAA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$21,219	$8,164	$15,221	$11,324	$16,668	$-	$6,879	$-
Realized gain (loss) on investments	(10,717)	(16,238)	(14,594)	(11,517)	(7,917)	-	1,625	-
Change in unrealized gain (loss) on investments	(49,332)	(25,084)	(116,796)	(43,021)	(87,420)	-	(8,100)	-
Reinvested capital gains	-	-	46,511	27,626	86,373	-	8,197	-

Net increase (decrease) in contract owners’ equity resulting from operations	(38,830)	(33,158)	(69,658)	(15,588)	7,704	-	8,601	-

Equity transactions:
Purchase payments received from contract owners (note 3)	694,061	622,485	1,824,974	720,391	1,028,073	-	552,640	-
Transfers between funds	(165,703)	(49,911)	(36,540)	179,329	(97,626)	-	(43,352)	-
Redemptions (note 3)	(7,745)	(533)	(17,675)	(33)	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(214)	-	-	-	-	-
Adjustments to maintain reserves	(9)	5	(38)	(11)	(6)	-	(3)	-

Net equity transactions	520,604	572,046	1,770,507	899,676	930,441	-	509,285	-

Net change in contract owners’ equity	481,774	538,888	1,700,849	884,088	938,145	-	517,886	-
Contract owners’ equity beginning of period	538,888	-	884,088	-	-	-	-	-

Contract owners’ equity end of period	$1,020,662	$538,888	$2,584,937	$884,088	$938,145	$-	$517,886	$-

CHANGES IN UNITS:
Beginning units	55,403	-	86,529	-	-	-	-	-
Units purchased	75,641	539,079	191,870	155,483	107,974	-	58,235	-
Units redeemed	(20,526)	(483,676)	(12,781)	(68,954)	(10,188)	-	(4,457)	-

Ending units	110,518	55,403	265,618	86,529	97,786	-	53,778	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,618	$-	$(30,633)	$(116,547)	$(196)	$-	$(741)	$-
Realized gain (loss) on investments	(105)	-	810,149	832,332	(2)	-	(544)	-
Change in unrealized gain (loss) on investments	(7,101)	-	(2,079,181)	(179,069)	(1,015)	-	(12,295)	-
Reinvested capital gains	3,356	-	1,129,633	33,844	-	-	7,367	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,232)	-	(170,032)	570,560	(1,213)	-	(6,213)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	283,018	-	8,531,990	5,034,342	139,157	-	771,324	-
Transfers between funds	(488)	-	796,750	1,583,571	-	-	238,769	-
Redemptions (note 3)	-	-	(3,006,883)	(1,812,838)	-	-	(8,936)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(15,641)	(31,766)	-	-	-	-
Adjustments to maintain reserves	7	-	(230)	(109)	6	-	2	-

Net equity transactions	282,537	-	6,305,986	4,773,200	139,163	-	1,001,159	-

Net change in contract owners’ equity	281,305	-	6,135,954	5,343,760	137,950	-	994,946	-
Contract owners’ equity beginning of period	-	-	23,660,831	18,317,071	-	-	-	-

Contract owners’ equity end of period	$281,305	$-	$29,796,785	$23,660,831	$137,950	$-	$994,946	$-

CHANGES IN UNITS:
Beginning units	-	-	1,778,833	1,422,066	-	-	-	-
Units purchased	29,481	-	1,423,019	962,673	13,798	-	124,356	-
Units redeemed	(50)	-	(953,301)	(605,906)	-	-	(21,882)	-

Ending units	29,431	-	2,248,551	1,778,833	13,798	-	102,474	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGR2		GVAGI2		HIBF		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(935)	$-	$(811)	$-	$108,524	$98,290	$(18,801)	$(8,643)
Realized gain (loss) on investments	(1,027)	-	(3,265)	-	(62,428)	3,118	(99,705)	43,331
Change in unrealized gain (loss) on investments	(1,522)	-	(17,477)	-	(170,616)	(155,278)	(471,483)	(139,673)
Reinvested capital gains	2,419	-	9,513	-	30,124	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,065)	-	(12,040)	-	(94,396)	(53,870)	(589,989)	(104,985)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,046,522	-	1,154,836	-	113,981	-	345,965	493,783
Transfers between funds	273,846	-	(76,457)	-	(237,025)	3,840,820	680,003	2,609,441
Redemptions (note 3)	(6,666)	-	(1,350)	-	(698,190)	(454,598)	(141,136)	(257,894)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(165)	(753)	(1,729)	(165)
Adjustments to maintain reserves	(14)	-	11	-	(27)	(44)	(97)	(82)

Net equity transactions	1,313,688	-	1,077,040	-	(821,426)	3,385,425	883,006	2,845,083

Net change in contract owners’ equity	1,312,623	-	1,065,000	-	(915,822)	3,331,555	293,017	2,740,098
Contract owners’ equity beginning of period	-	-	-	-	3,331,555	-	2,740,098	-

Contract owners’ equity end of period	$1,312,623	$-	$1,065,000	$-	$2,415,733	$3,331,555	$3,033,115	$2,740,098

CHANGES IN UNITS:
Beginning units	-	-	-	-	338,008	-	284,459	-
Units purchased	167,549	-	146,488	-	30,441	469,355	288,087	450,194
Units redeemed	(34,824)	-	(36,413)	-	(113,353)	(131,347)	(192,087)	(165,735)

Ending units	132,725	-	110,075	-	255,096	338,008	380,459	284,459

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM2		NVIE6		NVNSR2		NVCRA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(140)	$-	$11	$-	$434	$-	$72,750	$27,902
Realized gain (loss) on investments	(6)	-	-	-	(33)	-	(540,124)	(25,422)
Change in unrealized gain (loss) on investments	(4,996)	-	(150)	-	(5,603)	-	(136,474)	(324,656)
Reinvested capital gains	-	-	-	-	3,980	-	345,553	237,486

Net increase (decrease) in contract owners’ equity resulting from operations	(5,142)	-	(139)	-	(1,222)	-	(258,295)	(84,690)

Equity transactions:
Purchase payments received from contract owners (note 3)	113,249	-	6,435	-	87,692	-	615,842	218,982
Transfers between funds	-	-	-	-	-	-	4,837,422	(411,950)
Redemptions (note 3)	-	-	-	-	-	-	(378,044)	(188,491)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(319)	(334)
Adjustments to maintain reserves	(5)	-	4	-	(1)	-	(49)	(49)

Net equity transactions	113,244	-	6,439	-	87,691	-	5,074,852	(381,842)

Net change in contract owners’ equity	108,102	-	6,300	-	86,469	-	4,816,557	(466,532)
Contract owners’ equity beginning of period	-	-	-	-	-	-	4,131,688	4,598,220

Contract owners’ equity end of period	$108,102	$-	$6,300	$-	$86,469	$-	$8,948,245	$4,131,688

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	277,822	317,750
Units purchased	12,717	-	688	-	8,905	-	705,571	364,170
Units redeemed	-	-	-	-	-	-	(361,096)	(404,098)

Ending units	12,717	-	688	-	8,905	-	622,297	277,822

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$166,096	$245,946	$196,850	$149,217	$20,099	$145,957	$483,354	$273,203
Realized gain (loss) on investments	(272,327)	318,494	117,060	301,152	(488,689)	9,425	(103,611)	383,707
Change in unrealized gain (loss) on investments	(858,711)	(635,235)	(1,636,343)	(508,666)	(371,859)	(442,504)	(3,026,549)	(1,233,844)
Reinvested capital gains	487,027	187,789	921,997	328,627	477,042	356,098	1,760,896	763,433

Net increase (decrease) in contract owners’ equity resulting from operations	(477,915)	116,994	(400,436)	270,330	(363,407)	68,976	(885,910)	186,499

Equity transactions:
Purchase payments received from contract owners (note 3)	3,579,760	6,087,505	2,211,592	6,713,739	10,070,146	8,169,567	7,993,599	10,404,746
Transfers between funds	(10,795,750)	8,124,675	(1,332,613)	123,596	(9,599,427)	3,986,853	2,392,464	(4,603,593)
Redemptions (note 3)	(642,216)	(759,525)	(566,461)	(414,186)	(2,645,735)	(1,528,930)	(2,029,879)	(2,669,983)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(346)	(4,935)	(1,955)	(815)	(5,201)	(1,268)	(19,696)	(2,255)
Adjustments to maintain reserves	(87)	(68)	(16)	(93)	(58)	(89)	(130)	(95)

Net equity transactions	(7,858,639)	13,447,652	310,547	6,422,241	(2,180,275)	10,626,133	8,336,358	3,128,820

Net change in contract owners’ equity	(8,336,554)	13,564,646	(89,889)	6,692,571	(2,543,682)	10,695,109	7,450,448	3,315,319
Contract owners’ equity beginning of period	21,415,970	7,851,324	14,226,928	7,534,357	15,754,070	5,058,961	28,147,988	24,832,669

Contract owners’ equity end of period	$13,079,416	$21,415,970	$14,137,039	$14,226,928	$13,210,388	$15,754,070	$35,598,436	$28,147,988

CHANGES IN UNITS:
Beginning units	1,645,659	621,011	1,031,275	561,382	1,390,229	449,995	2,108,083	1,910,678
Units purchased	377,145	1,517,663	187,608	630,535	1,199,304	1,513,905	2,020,467	3,287,078
Units redeemed	(987,042)	(493,015)	(162,668)	(160,642)	(1,393,948)	(573,671)	(1,391,504)	(3,089,673)

Ending units	1,035,762	1,645,659	1,056,215	1,031,275	1,195,585	1,390,229	2,737,046	2,108,083

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA2		NVCMC2		NVCBD2		NVLCP2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$174,370	$33,129	$41,023	$186,251	$6,120	$-	$(9,608)	$151,972
Realized gain (loss) on investments	(24,904)	(1,147,067)	(777,210)	122,949	(7)	-	(265,898)	55,067
Change in unrealized gain (loss) on investments	(1,032,897)	(432,486)	(187,008)	(560,639)	(8,507)	-	(45,268)	(84,231)
Reinvested capital gains	400,170	1,502,430	628,699	223,586	219	-	73,373	-

Net increase (decrease) in contract owners’ equity resulting from operations	(483,261)	(43,994)	(294,496)	(27,853)	(2,175)	-	(247,401)	122,808

Equity transactions:
Purchase payments received from contract owners (note 3)	1,111,186	521,567	3,210,902	2,216,773	242,373	-	724,808	1,176,331
Transfers between funds	12,423,231	(9,893,907)	(9,030,523)	7,794,293	-	-	(2,195,113)	8,774,811
Redemptions (note 3)	(218,736)	(1,948,838)	(1,745,199)	(540,820)	-	-	(1,571,911)	(812,313)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,298)	(2,454)	(5,751)	(725)	-	-	(5,045)	(5,010)
Adjustments to maintain reserves	(39)	(69)	(6)	(91)	(4)	-	(96)	(72)

Net equity transactions	13,312,344	(11,323,701)	(7,570,577)	9,469,430	242,369	-	(3,047,357)	9,133,747

Net change in contract owners’ equity	12,829,083	(11,367,695)	(7,865,073)	9,441,577	240,194	-	(3,294,758)	9,256,555
Contract owners’ equity beginning of period	4,143,500	15,511,195	15,623,836	6,182,259	-	-	12,303,527	3,046,972

Contract owners’ equity end of period	$16,972,583	$4,143,500	$7,758,763	$15,623,836	$240,194	$-	$9,008,769	$12,303,527

CHANGES IN UNITS:
Beginning units	290,550	1,121,366	1,262,452	508,881	-	-	1,143,294	291,655
Units purchased	1,027,833	1,398,846	537,924	1,817,783	24,355	-	1,475,921	1,999,207
Units redeemed	(88,242)	(2,229,662)	(1,155,446)	(1,064,212)	-	-	(1,764,054)	(1,147,568)

Ending units	1,230,141	290,550	644,930	1,262,452	24,355	-	855,161	1,143,294

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF		TRF2		GBF		GBF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,281	$2,195	$351	$-	$51,192	$7,738	$1,740	$-
Realized gain (loss) on investments	187,659	31,996	232	-	(89,369)	157,206	(2)	-
Change in unrealized gain (loss) on investments	(231,113)	186,665	1,428	-	(206,648)	(61,919)	(2,289)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,173)	220,856	2,011	-	(244,825)	103,025	(551)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,201,464	384,063	60,736	-	1,806,371	675,727	184,396	-
Transfers between funds	321,548	2,816,298	(5,004)	-	3,141,051	7,037,240	-	-
Redemptions (note 3)	(513,252)	(211,865)	-	-	(929,090)	(1,205,992)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(294)	(83)	-	-	(5,274)	(3,193)	-	-
Adjustments to maintain reserves	(6)	(770)	(5)	-	(107)	(121)	9	-

Net equity transactions	1,009,460	2,987,643	55,727	-	4,012,951	6,503,661	184,405	-

Net change in contract owners’ equity	970,287	3,208,499	57,738	-	3,768,126	6,606,686	183,854	-
Contract owners’ equity beginning of period	3,208,499	-	-	-	6,606,686	-	-	-

Contract owners’ equity end of period	$4,178,786	$3,208,499	$57,738	$-	$10,374,812	$6,606,686	$183,854	$-

CHANGES IN UNITS:
Beginning units	293,951	-	-	-	651,310	-	-	-
Units purchased	608,495	373,009	6,596	-	3,615,786	2,169,173	18,436	-
Units redeemed	(517,692)	(79,058)	(541)	-	(3,228,809)	(1,517,863)	-	-

Ending units	384,754	293,951	6,055	-	1,038,287	651,310	18,436	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF2		GVIDA		NVDBL2		NVDCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(12,911)	$(3,963)	$(8,436)	$28,779	$(5,654)	$15,135	$(4,716)	$39,146
Realized gain (loss) on investments	52,370	21,753	133,525	30,277	126,629	2,026	6,337	11,233
Change in unrealized gain (loss) on investments	(354,156)	50,168	(278,577)	157,738	(163,403)	18,452	(236,364)	2,827
Reinvested capital gains	300,493	-	-	-	53,825	6,646	144,923	23,054

Net increase (decrease) in contract owners’ equity resulting from operations	(14,204)	67,958	(153,488)	216,794	11,397	42,259	(89,820)	76,260

Equity transactions:
Purchase payments received from contract owners (note 3)	584,819	521,785	334,349	202,958	1,202,505	214,057	1,212,949	1,128,781
Transfers between funds	1,516,925	612,184	(284,465)	6,277,242	1,144,305	1,821,179	(1,476,218)	3,057,306
Redemptions (note 3)	(127,055)	(16,160)	(1,065,979)	(193,721)	(900,064)	(33,004)	(280,786)	(9,263)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,342)	-	(725)	(325)	(9,438)	-	(1,938)	-
Adjustments to maintain reserves	(24)	(49)	(28)	(39)	(40)	(48)	(77)	(765)

Net equity transactions	1,972,323	1,117,760	(1,016,848)	6,286,115	1,437,268	2,002,184	(546,070)	4,176,059

Net change in contract owners’ equity	1,958,119	1,185,718	(1,170,336)	6,502,909	1,448,665	2,044,443	(635,890)	4,252,319
Contract owners’ equity beginning of period	1,272,551	86,833	6,502,909	-	2,044,443	-	4,252,319	-

Contract owners’ equity end of period	$3,230,670	$1,272,551	$5,332,573	$6,502,909	$3,493,108	$2,044,443	$3,616,429	$4,252,319

CHANGES IN UNITS:
Beginning units	98,599	7,357	628,850	-	199,407	-	411,780	-
Units purchased	380,035	132,365	175,382	711,946	978,028	207,788	181,886	457,640
Units redeemed	(234,293)	(41,123)	(275,954)	(83,096)	(831,216)	(8,381)	(235,709)	(45,860)

Ending units	244,341	98,599	528,278	628,850	346,219	199,407	357,957	411,780

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDC		GVIDM		GVDMA		GVDMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$13,588	$60,569	$289,664	$111,058	$32,941	$40,158	$49,759	$49,653
Realized gain (loss) on investments	(228,294)	3,205	91,978	54,521	86,119	34,413	(183,120)	121,973
Change in unrealized gain (loss) on investments	(311,445)	(208,130)	(2,050,278)	410,820	(473,754)	140,076	(598,520)	(86,625)
Reinvested capital gains	397,247	314,709	1,051,889	-	160,026	-	556,066	180,447

Net increase (decrease) in contract owners’ equity resulting from operations	(128,904)	170,353	(616,747)	576,399	(194,668)	214,647	(175,815)	265,448

Equity transactions:
Purchase payments received from contract owners (note 3)	5,502,346	1,805,261	17,542,818	1,157,952	3,740,185	523,825	3,674,481	462,202
Transfers between funds	(1,360,643)	10,533,817	5,582,873	18,376,557	344,983	7,528,829	176,372	9,744,925
Redemptions (note 3)	(2,943,295)	(2,573,775)	(3,008,511)	(1,801,707)	(1,030,433)	(836,647)	(1,074,403)	(786,787)
Annuity benefits	-	-	(5,028)	(3,365)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,025)	(1,859)	(3,706)	(4,375)	(506)	(501)	(5,216)	(189)
Adjustments to maintain reserves	(60)	(71)	(101)	4,204	(100)	(21)	(118)	(2,954)

Net equity transactions	1,184,323	9,763,373	20,108,345	17,729,266	3,054,129	7,215,485	2,771,116	9,417,197

Net change in contract owners’ equity	1,055,419	9,933,726	19,491,598	18,305,665	2,859,461	7,430,132	2,595,301	9,682,645
Contract owners’ equity beginning of period	9,933,726	-	18,305,665	-	7,430,132	-	9,682,645	-

Contract owners’ equity end of period	$10,989,145	$9,933,726	$37,797,263	$18,305,665	$10,289,593	$7,430,132	$12,277,946	$9,682,645

CHANGES IN UNITS:
Beginning units	978,369	-	1,768,302	-	719,794	-	944,676	-
Units purchased	744,877	1,503,218	3,032,607	2,052,034	552,316	832,479	842,640	1,405,359
Units redeemed	(626,450)	(524,849)	(1,077,901)	(283,732)	(253,371)	(112,685)	(569,911)	(460,683)

Ending units	1,096,796	978,369	3,723,008	1,768,302	1,018,739	719,794	1,217,405	944,676

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MCIF		SAM		NVMIG6		GVDIV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,585	$-	$(1,359)	$(1,641)	$(51,685)	$23,632	$(19,030)	$22,013
Realized gain (loss) on investments	(348,478)	-	-	-	(220,793)	236,804	(115,381)	(45,664)
Change in unrealized gain (loss) on investments	(337,633)	-	-	-	(65,063)	(522,808)	(133,698)	(346,191)
Reinvested capital gains	278,600	-	-	-	217,814	154,938	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(405,926)	-	(1,359)	(1,641)	(119,727)	(107,434)	(268,109)	(369,842)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,457,552	-	-	99,481	826,921	942,531	504,935	455,369
Transfers between funds	1,912,180	-	-	99,532	265,360	(466,129)	58,450	3,871,006
Redemptions (note 3)	(146,392)	-	(46,248)	(159,705)	(521,563)	(518,780)	(420,652)	(301,479)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(58)	(50)	-	-	-	-
Contingent deferred sales charges (note 2)	(376)	-	-	-	(1,264)	(3,238)	(647)	(216)
Adjustments to maintain reserves	(49)	-	1	(4)	(104)	(107)	(169)	408

Net equity transactions	4,222,915	-	(46,305)	39,254	569,350	(45,723)	141,917	4,025,088

Net change in contract owners’ equity	3,816,989	-	(47,664)	37,613	449,623	(153,157)	(126,192)	3,655,246
Contract owners’ equity beginning of period	-	-	108,219	70,606	2,944,411	3,097,568	3,655,246	-

Contract owners’ equity end of period	$3,816,989	$-	$60,555	$108,219	$3,394,034	$2,944,411	$3,529,054	$3,655,246

CHANGES IN UNITS:
Beginning units	-	-	11,504	7,408	224,523	224,855	405,939	-
Units purchased	721,986	-	-	20,965	277,285	308,480	191,432	502,290
Units redeemed	(329,615)	-	(4,982)	(16,869)	(235,804)	(308,812)	(176,266)	(96,351)

Ending units	392,371	-	6,522	11,504	266,004	224,523	421,105	405,939

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(60,207)	$(45,960)	$(29,595)	$(19,895)	$(3,525)	$(3,728)	$(102,135)	$(48,824)
Realized gain (loss) on investments	(3,100)	361,430	(137,312)	403,747	10,471	22,861	(596,132)	(102,494)
Change in unrealized gain (loss) on investments	(266,147)	(279,296)	(711,920)	(409,053)	(46,154)	(48,855)	(508,490)	(406,857)
Reinvested capital gains	359,729	291,964	601,753	474,909	36,403	34,269	976,522	342,651

Net increase (decrease) in contract owners’ equity resulting from operations	30,275	328,138	(277,074)	449,708	(2,805)	4,547	(230,235)	(215,524)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,184,794	1,601,368	781,183	1,552,918	-	-	2,043,910	1,049,979
Transfers between funds	(431,894)	544,785	(606,944)	1,249,985	-	(25,000)	1,330,356	1,216,864
Redemptions (note 3)	(268,964)	(374,632)	(325,015)	(174,952)	(18,742)	(21,985)	(443,658)	(153,921)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,285)	(1,860)	(1,818)	(676)	-	-	(2,863)	(843)
Adjustments to maintain reserves	(66)	41	(95)	(114)	(21)	(47)	(145)	(123)

Net equity transactions	482,585	1,769,702	(152,689)	2,627,161	(18,763)	(47,032)	2,927,600	2,111,956

Net change in contract owners’ equity	512,860	2,097,840	(429,763)	3,076,869	(21,568)	(42,485)	2,697,365	1,896,432
Contract owners’ equity beginning of period	4,501,661	2,403,821	5,667,146	2,590,277	257,049	299,534	4,434,759	2,538,327

Contract owners’ equity end of period	$5,014,521	$4,501,661	$5,237,383	$5,667,146	$235,481	$257,049	$7,132,124	$4,434,759

CHANGES IN UNITS:
Beginning units	268,848	153,389	358,216	177,261	11,097	13,265	267,498	155,713
Units purchased	168,175	375,431	115,640	1,066,048	-	-	805,647	808,140
Units redeemed	(142,659)	(259,972)	(125,122)	(885,093)	(771)	(2,168)	(633,372)	(696,355)

Ending units	294,364	268,848	348,734	358,216	10,326	11,097	439,773	267,498

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCGF		SCGF2		SCVF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(21,633)	$4,535	$(44,242)	$(20,140)	$(534)	$-	$(35,212)	$(20,936)
Realized gain (loss) on investments	(510,861)	247,312	(244,968)	(39,076)	(69)	-	(157,228)	(20,969)
Change in unrealized gain (loss) on investments	(333,989)	(624,135)	(111,078)	(37,250)	(3,694)	-	(575,921)	(26,791)
Reinvested capital gains	601,091	1,251,663	347,481	265,989	1,803	-	423,676	292,184

Net increase (decrease) in contract owners’ equity resulting from operations	(265,392)	879,375	(52,807)	169,523	(2,494)	-	(344,685)	223,488

Equity transactions:
Purchase payments received from contract owners (note 3)	967,907	1,272,682	573,426	181,613	316,482	-	580,224	369,840
Transfers between funds	(2,648,179)	2,064,590	417,261	2,188,420	-	-	(846,881)	4,611,480
Redemptions (note 3)	(571,423)	(498,778)	(203,836)	(74,566)	-	-	(585,972)	(235,486)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,465)	(2,409)	(2,527)	(31)	-	-	(873)	(199)
Adjustments to maintain reserves	(131)	(66)	(65)	(274)	(3)	-	(95)	(87)

Net equity transactions	(2,256,291)	2,836,019	784,259	2,295,162	316,479	-	(853,597)	4,745,548

Net change in contract owners’ equity	(2,521,683)	3,715,394	731,452	2,464,685	313,985	-	(1,198,282)	4,969,036
Contract owners’ equity beginning of period	8,764,471	5,049,077	2,464,685	-	-	-	4,969,036	-

Contract owners’ equity end of period	$6,242,788	$8,764,471	$3,196,137	$2,464,685	$313,985	$-	$3,770,754	$4,969,036

CHANGES IN UNITS:
Beginning units	475,679	314,354	223,672	-	-	-	462,116	-
Units purchased	208,865	1,206,132	371,235	299,921	40,036	-	246,104	578,492
Units redeemed	(330,172)	(1,044,807)	(302,459)	(76,249)	(4,940)	-	(328,871)	(116,376)

Ending units	354,372	475,679	292,448	223,672	35,096	-	379,349	462,116

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCVF2		SCF		SCF2		MSBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$486	$-	$(32,945)	$(25,050)	$(47)	$-	$13,840	$53,940
Realized gain (loss) on investments	-	-	(141,954)	(208,924)	(2)	-	(186,906)	34,227
Change in unrealized gain (loss) on investments	(73)	-	(218,549)	(94,816)	(2,002)	-	(34,564)	(93,446)
Reinvested capital gains	-	-	310,832	500,313	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	413	-	(82,616)	171,523	(2,051)	-	(207,630)	(5,279)

Equity transactions:
Purchase payments received from contract owners (note 3)	227,923	-	166,246	342,063	116,931	-	973,929	800,394
Transfers between funds	-	-	(319,755)	2,965,010	-	-	252,049	2,491,666
Redemptions (note 3)	-	-	(320,647)	(124,500)	-	-	(382,604)	(88,261)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,249)	(234)	-	-	(1,820)	(9)
Adjustments to maintain reserves	(6)	-	(110)	(111)	7	-	(86)	(51)

Net equity transactions	227,917	-	(475,515)	3,182,228	116,938	-	841,468	3,203,739

Net change in contract owners’ equity	228,330	-	(558,131)	3,353,751	114,887	-	633,838	3,198,460
Contract owners’ equity beginning of period	-	-	3,353,751	-	-	-	3,639,274	440,814

Contract owners’ equity end of period	$228,330	$-	$2,795,620	$3,353,751	$114,887	$-	$4,273,112	$3,639,274

CHANGES IN UNITS:
Beginning units	-	-	320,570	-	-	-	372,253	46,071
Units purchased	32,776	-	65,656	515,404	12,554	-	720,415	535,715
Units redeemed	(8,019)	-	(111,937)	(194,834)	-	-	(635,934)	(209,533)

Ending units	24,757	-	274,289	320,570	12,554	-	456,734	372,253

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSTB2		NVOLG2		NVTIV3		EIF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$34,570	$(20,459)	$477	$-	$4,199	$-	$(171)	$-
Realized gain (loss) on investments	(76,971)	1,961	92	-	(12)	-	(7)	-
Change in unrealized gain (loss) on investments	(108,737)	(44,286)	619	-	(7,006)	-	(4,680)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(151,138)	(62,784)	1,188	-	(2,819)	-	(4,858)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,961,990	2,232,066	382,817	-	271,474	-	134,404	-
Transfers between funds	(1,815,425)	1,756,691	(1,794)	-	-	-	90,000	-
Redemptions (note 3)	(997,085)	(579,633)	(3,302)	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,986)	(784)	-	-	-	-	-	-
Adjustments to maintain reserves	(115)	(13)	5	-	(6)	-	(6)	-

Net equity transactions	(855,621)	3,408,327	377,726	-	271,468	-	224,398	-

Net change in contract owners’ equity	(1,006,759)	3,345,543	378,914	-	268,649	-	219,540	-
Contract owners’ equity beginning of period	10,060,290	6,714,747	-	-	-	-	-	-

Contract owners’ equity end of period	$9,053,531	$10,060,290	$378,914	$-	$268,649	$-	$219,540	$-

CHANGES IN UNITS:
Beginning units	1,017,668	670,646	-	-	-	-	-	-
Units purchased	753,722	1,250,748	39,054	-	41,793	-	23,928	-
Units redeemed	(842,675)	(903,726)	(512)	-	(11,591)	-	-	-

Ending units	928,715	1,017,668	38,542	-	30,202	-	23,928	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVRE2		NVMM2		NVLM2		NVLCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,628	$80,821	$(3,387,837)	$(3,087,139)	$16,988	$6,151	$6,222	$(1,919)
Realized gain (loss) on investments	(42,161)	(933,242)	-	-	46,454	26,993	3,172	63,794
Change in unrealized gain (loss) on investments	(448,895)	90,467	-	-	(343,784)	(107,048)	(151,853)	(117,439)
Reinvested capital gains	246,065	1,021,844	-	-	81,755	64,444	73,536	55,367

Net increase (decrease) in contract owners’ equity resulting from operations	(238,363)	259,890	(3,387,837)	(3,087,139)	(198,587)	(9,460)	(68,923)	(197)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,065,301	576,961	109,109,120	98,669,021	501,348	3,170,666	597,432	942,883
Transfers between funds	(2,779,127)	3,708,460	(23,437,021)	13,537,632	(30,182)	178,423	(452,774)	151,324
Redemptions (note 3)	(220,965)	(196,736)	(70,239,471)	(51,647,961)	(208,418)	(75,191)	(123,380)	(278,868)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,067)	(257)	(461,438)	(194,940)	(13)	-	(1,808)	(14)
Adjustments to maintain reserves	(100)	(53)	(271)	(232)	(45)	(27)	(63)	(1)

Net equity transactions	(1,936,958)	4,088,375	14,970,919	60,363,520	262,690	3,273,871	19,407	815,324

Net change in contract owners’ equity	(2,175,321)	4,348,265	11,583,082	57,276,381	64,103	3,264,411	(49,516)	815,127
Contract owners’ equity beginning of period	4,493,910	145,645	206,063,496	148,787,115	6,027,930	2,763,519	1,632,666	817,539

Contract owners’ equity end of period	$2,318,589	$4,493,910	$217,646,578	$206,063,496	$6,092,033	$6,027,930	$1,583,150	$1,632,666

CHANGES IN UNITS:
Beginning units	380,236	15,642	22,120,520	15,784,398	520,306	239,471	136,378	69,366
Units purchased	652,579	892,513	210,942,301	194,611,134	66,886	300,560	55,805	113,639
Units redeemed	(821,475)	(527,919)	(209,357,322)	(188,275,012)	(44,306)	(19,725)	(53,519)	(46,627)

Ending units	211,340	380,236	23,705,499	22,120,520	542,886	520,306	138,664	136,378

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,857	$8,762	$(4,144)	$15,162	$4,691	$3,519	$6,757	$2,958
Realized gain (loss) on investments	(10,459)	8,010	(44,483)	5,474	873	594	(5,193)	1
Change in unrealized gain (loss) on investments	(106,348)	(34,236)	(38,985)	(40,134)	(69,308)	(135)	(30,860)	(4,803)
Reinvested capital gains	-	10,163	-	16,459	-	417	-	425

Net increase (decrease) in contract owners’ equity resulting from operations	(114,950)	(7,301)	(87,612)	(3,039)	(63,744)	4,395	(29,296)	(1,419)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,333,819	162,782	893,009	991,753	413,687	396,243	692,991	321,392
Transfers between funds	(37,849)	432,561	(136,354)	984	344,880	115,843	44,754	(21)
Redemptions (note 3)	(73,857)	(10,623)	(401,259)	(12,838)	(32,159)	(7,763)	(36,949)	(7,525)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,684)	-	(224)	-	-	-	(1,343)	-
Adjustments to maintain reserves	(16)	(7)	(23)	(27)	(23)	(3)	(19)	10

Net equity transactions	1,218,413	584,713	355,149	979,872	726,385	504,320	699,434	313,856

Net change in contract owners’ equity	1,103,463	577,412	267,537	976,833	662,641	508,715	670,138	312,437
Contract owners’ equity beginning of period	583,458	6,046	976,833	-	513,588	4,873	324,369	11,932

Contract owners’ equity end of period	$1,686,921	$583,458	$1,244,370	$976,833	$1,176,229	$513,588	$994,507	$324,369

CHANGES IN UNITS:
Beginning units	56,671	584	94,519	-	49,734	472	31,338	1,163
Units purchased	139,879	94,909	104,584	109,395	84,445	54,260	73,545	30,909
Units redeemed	(21,221)	(38,822)	(71,179)	(14,876)	(14,138)	(4,998)	(4,428)	(734)

Ending units	175,329	56,671	127,924	94,519	120,041	49,734	100,455	31,338

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSIX2		GVEX1		NVMGA2		NBARMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6,395)	$-	$343,375	$-	$(855)	$-	$(2,627)	$-
Realized gain (loss) on investments	(499,726)	-	(718,994)	-	7	-	(17,339)	-
Change in unrealized gain (loss) on investments	(141,178)	-	(269,237)	-	(1,589)	-	(4,873)	-
Reinvested capital gains	268,644	-	188,742	-	-	-	2,939	-

Net increase (decrease) in contract owners’ equity resulting from operations	(378,655)	-	(456,114)	-	(2,437)	-	(21,900)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,339,563	-	11,206,621	-	304,606	-	200,597	-
Transfers between funds	1,797,420	-	19,147,267	-	646	-	809,982	-
Redemptions (note 3)	(89,549)	-	(708,583)	-	-	-	(626,197)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(512)	-	(2,795)	-	-	-	-	-
Adjustments to maintain reserves	(54)	-	(78)	-	4	-	-	-

Net equity transactions	3,046,868	-	29,642,432	-	305,256	-	384,382	-

Net change in contract owners’ equity	2,668,213	-	29,186,318	-	302,819	-	362,482	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,668,213	$-	$29,186,318	$-	$302,819	$-	$362,482	$-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	647,471	-	5,016,199	-	46,082	-	110,369	-
Units redeemed	(368,701)	-	(2,125,198)	-	(13,475)	-	(71,796)	-

Ending units	278,770	-	2,891,001	-	32,607	-	38,573	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NO7TB		NOVMH2		NOVPI2		NOTBBA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(21,995)	$(11,410)	$452,729	$(44,783)	$54,609	$166,074	$(212,644)	$(117,294)
Realized gain (loss) on investments	(68,808)	5,138	278,457	(24,159)	(231,017)	191,652	81,067	79,406
Change in unrealized gain (loss) on investments	(86,690)	(65,346)	(1,719,100)	293,134	(210,545)	(754,582)	(734,915)	(37,233)
Reinvested capital gains	-	3,121	-	-	-	155,571	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(177,493)	(68,497)	(987,914)	224,192	(386,953)	(241,285)	(866,492)	(75,121)

Equity transactions:
Purchase payments received from contract owners (note 3)	561,731	910,174	3,618,266	1,437,087	1,665,359	4,533,227	4,880,570	7,751,882
Transfers between funds	(313,413)	1,060,124	119,893	(303,050)	(1,837,211)	(6,828,684)	217,802	(2,163,734)
Redemptions (note 3)	(337,469)	(15,966)	(206,215)	(175,283)	(1,321,343)	(1,167,506)	(1,143,029)	(492,804)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	(7)	(2,009)	(4,386)	(17,805)	(5,280)	(210)	(192)
Adjustments to maintain reserves	(40)	(25)	(141)	(104)	(108)	(88)	(75)	(61)

Net equity transactions	(89,199)	1,954,300	3,529,794	954,264	(1,511,108)	(3,468,331)	3,955,058	5,095,091

Net change in contract owners’ equity	(266,692)	1,885,803	2,541,880	1,178,456	(1,898,061)	(3,709,616)	3,088,566	5,019,970
Contract owners’ equity beginning of period	1,885,803	-	3,664,471	2,486,015	10,392,864	14,102,480	15,673,245	10,653,275

Contract owners’ equity end of period	$1,619,111	$1,885,803	$6,206,351	$3,664,471	$8,494,803	$10,392,864	$18,761,811	$15,673,245

CHANGES IN UNITS:
Beginning units	189,690	-	352,793	253,002	1,016,921	1,343,033	1,627,839	1,102,338
Units purchased	89,564	232,945	595,178	192,237	224,655	896,380	866,881	1,309,117
Units redeemed	(100,708)	(43,255)	(297,704)	(92,446)	(374,749)	(1,222,492)	(451,799)	(783,616)

Ending units	178,546	189,690	650,267	352,793	866,827	1,016,921	2,042,921	1,627,839

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMUBA		PMVSTA		ALVBWB		ACVIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$70,246	$(6,738)	$83	$-	$8,115	$9,224	$44,258	$-
Realized gain (loss) on investments	(20,412)	17,897	(3)	-	(97,115)	44,505	(195,917)	-
Change in unrealized gain (loss) on investments	(197,732)	(8,977)	(261)	-	(43,700)	(150,421)	(247,666)	-
Reinvested capital gains	1,008	-	72	-	138,860	203,668	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(146,890)	2,182	(109)	-	6,160	106,976	(399,325)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	798,576	2,162,806	149,625	-	6,146	113,620	1,127,635	-
Transfers between funds	(260,791)	2,147,745	-	-	(105,459)	977,914	8,929,778	-
Redemptions (note 3)	(256,307)	(820,913)	(1,037)	-	(210,253)	(567,910)	(211,206)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(100)	-	-	-	(100)	(3,687)	(1,470)	-
Adjustments to maintain reserves	(328)	(220)	(23)	-	(50)	(16)	(84)	-

Net equity transactions	281,050	3,489,418	148,565	-	(309,716)	519,921	9,844,653	-

Net change in contract owners’ equity	134,160	3,491,600	148,456	-	(303,556)	626,897	9,445,328	-
Contract owners’ equity beginning of period	3,767,064	275,464	-	-	1,884,398	1,257,501	-	-

Contract owners’ equity end of period	$3,901,224	$3,767,064	$148,456	$-	$1,580,842	$1,884,398	$9,445,328	$-

CHANGES IN UNITS:
Beginning units	374,575	27,734	-	-	153,152	107,843	-	-
Units purchased	265,888	706,408	15,063	-	42,715	143,133	1,338,378	-
Units redeemed	(239,043)	(359,567)	(104)	-	(67,070)	(97,824)	(315,651)	-

Ending units	401,420	374,575	14,959	-	128,797	153,152	1,022,727	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIP2		ACVU1		ACVV		DVMCSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$37,590	$(9,469)	$(5,019)	$-	$62,798	$-	$(25,217)	$(4,558)
Realized gain (loss) on investments	(70,045)	(542,169)	(661)	-	(123,101)	-	(130,137)	1,719
Change in unrealized gain (loss) on investments	(387,542)	392,255	(21,431)	-	(295,186)	-	(193,533)	9,226
Reinvested capital gains	-	163,231	-	-	-	-	220,448	-

Net increase (decrease) in contract owners’ equity resulting from operations	(419,997)	3,848	(27,111)	-	(355,489)	-	(128,439)	6,387

Equity transactions:
Purchase payments received from contract owners (note 3)	1,801,665	5,267,402	81	-	310,120	-	1,126,023	871,778
Transfers between funds	(745,068)	(593,943)	1,158,258	-	16,069,775	-	526,792	303,876
Redemptions (note 3)	(1,039,116)	(801,371)	(13,892)	-	(529,824)	-	(88,009)	(17,905)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,967)	(1,271)	(1)	-	(2,449)	-	(925)	(632)
Adjustments to maintain reserves	(166)	(148)	(16)	-	(69)	-	(45)	(37)

Net equity transactions	14,348	3,870,669	1,144,430	-	15,847,553	-	1,563,836	1,157,080

Net change in contract owners’ equity	(405,649)	3,874,517	1,117,319	-	15,492,064	-	1,435,397	1,163,467
Contract owners’ equity beginning of period	10,389,097	6,514,580	-	-	-	-	1,163,467	-

Contract owners’ equity end of period	$9,983,448	$10,389,097	$1,117,319	$-	$15,492,064	$-	$2,598,864	$1,163,467

CHANGES IN UNITS:
Beginning units	1,010,075	642,753	-	-	-	-	107,020	-
Units purchased	293,771	1,011,275	115,521	-	1,872,310	-	286,050	115,751
Units redeemed	(293,397)	(643,953)	(3,455)	-	(219,743)	-	(144,032)	(8,731)

Ending units	1,010,449	1,010,075	112,066	-	1,652,567	-	249,038	107,020

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FQB		FC2		FAM2		FB2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$130	$127	$(9,885)	$-	$(2,392)	$(2,746)	$1,298	$-
Realized gain (loss) on investments	1	2	(15,920)	-	(56,777)	194,617	81	-
Change in unrealized gain (loss) on investments	(209)	(3)	(266,895)	-	(95,102)	(212,121)	(2,815)	-
Reinvested capital gains	-	-	53,472	-	125,009	89,523	511	-

Net increase (decrease) in contract owners’ equity resulting from operations	(78)	126	(239,228)	-	(29,262)	69,273	(925)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	5,759	-	47,556	2,490	235,518	-
Transfers between funds	-	-	7,741,448	-	(85,052)	390,824	(4,912)	-
Redemptions (note 3)	-	-	(685,439)	-	(264,368)	(530,064)	(128)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(8)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(23)	-	(1,061)	-	-	-
Adjustments to maintain reserves	(11)	7	(30)	-	(48)	(68)	-	-

Net equity transactions	(19)	(1)	7,061,715	-	(302,973)	(136,818)	230,478	-

Net change in contract owners’ equity	(97)	125	6,822,487	-	(332,235)	(67,545)	229,553	-
Contract owners’ equity beginning of period	5,241	5,116	-	-	1,844,933	1,912,478	-	-

Contract owners’ equity end of period	$5,144	$5,241	$6,822,487	$-	$1,512,698	$1,844,933	$229,553	$-

CHANGES IN UNITS:
Beginning units	301	301	-	-	155,125	167,158	-	-
Units purchased	(1)	-	821,289	-	46,572	151,413	24,230	-
Units redeemed	-	-	(116,838)	-	(71,935)	(163,446)	(530)	-

Ending units	300	301	704,451	-	129,762	155,125	23,700	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEI2		FG2		FHI2		FTVIS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$222,831	$-	$(227,250)	$-	$223,391	$-	$395,399	$365,580
Realized gain (loss) on investments	(188,972)	-	60,805	-	(98,979)	-	(644,818)	1,591
Change in unrealized gain (loss) on investments	(1,204,939)	-	1,198,479	-	(534,162)	-	(914,607)	(553,292)
Reinvested capital gains	75,414	-	29,309	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,095,666)	-	1,061,343	-	(409,750)	-	(1,164,026)	(186,121)

Equity transactions:
Purchase payments received from contract owners (note 3)	929,164	-	3,283,204	-	427,882	-	3,841,107	4,337,042
Transfers between funds	13,564,394	-	43,444,135	-	4,336,115	-	(2,774,620)	7,078,377
Redemptions (note 3)	(1,467,321)	-	(1,376,991)	-	(369,102)	-	(1,223,002)	(792,775)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(40,959)	-	(18,358)	-	(979)	-	(16,756)	(1,046)
Adjustments to maintain reserves	(92)	-	37	-	(16)	-	(160)	(132)

Net equity transactions	12,985,186	-	45,332,027	-	4,393,900	-	(173,431)	10,621,466

Net change in contract owners’ equity	11,889,520	-	46,393,370	-	3,984,150	-	(1,337,457)	10,435,345
Contract owners’ equity beginning of period	-	-	-	-	-	-	13,052,206	2,616,861

Contract owners’ equity end of period	$11,889,520	$-	$46,393,370	$-	$3,984,150	$-	$11,714,749	$13,052,206

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,200,924	248,403
Units purchased	1,935,332	-	5,099,158	-	1,095,075	-	724,422	2,136,470
Units redeemed	(653,480)	-	(580,050)	-	(657,272)	-	(743,352)	(1,183,949)

Ending units	1,281,852	-	4,519,108	-	437,803	-	1,181,994	1,200,924

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVMD2		FTVGI2		FTVFA2		SBVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$72,641	$31,714	$4,928	$-	$71,441	$82,614	$3,221	$8,644
Realized gain (loss) on investments	(132,468)	124,329	(21,235)	-	144,310	(403,689)	4,262	34,662
Change in unrealized gain (loss) on investments	(554,794)	(417,118)	(41,843)	-	(564,314)	353,639	(169,893)	251
Reinvested capital gains	295,540	253,853	1,148	-	7,310	4,807	79,573	148,678

Net increase (decrease) in contract owners’ equity resulting from operations	(319,081)	(7,222)	(57,002)	-	(341,253)	37,371	(82,837)	192,235

Equity transactions:
Purchase payments received from contract owners (note 3)	1,428,382	1,427,587	2,765,117	-	282,412	1,175,763	-	-
Transfers between funds	622,411	(1,653,734)	541,522	-	(1,983,748)	(886,044)	-	(99,530)
Redemptions (note 3)	(381,138)	(236,377)	(31,106)	-	(289,656)	(377,435)	(20,239)	(213,621)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(965)	(1,082)
Contingent deferred sales charges (note 2)	(3,167)	(3)	(29)	-	(65)	(282)	-	-
Adjustments to maintain reserves	(97)	(114)	(57)	-	(84)	(37)	1	(11)

Net equity transactions	1,666,391	(462,641)	3,275,447	-	(1,991,141)	(88,035)	(21,203)	(314,244)

Net change in contract owners’ equity	1,347,310	(469,863)	3,218,445	-	(2,332,394)	(50,664)	(104,040)	(122,009)
Contract owners’ equity beginning of period	3,991,939	4,461,802	-	-	6,223,331	6,273,995	2,016,515	2,138,524

Contract owners’ equity end of period	$5,339,249	$3,991,939	$3,218,445	$-	$3,890,937	$6,223,331	$1,912,475	$2,016,515

CHANGES IN UNITS:
Beginning units	336,122	390,390	-	-	435,151	444,351	142,858	167,040
Units purchased	275,342	439,180	395,682	-	37,792	192,874	-	-
Units redeemed	(137,847)	(493,448)	(53,284)	-	(178,861)	(202,074)	(1,533)	(24,182)

Ending units	473,617	336,122	342,398	-	294,082	435,151	141,325	142,858

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBVSG2		LPWHY2		OVIGS		OVGSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(187)	$-	$104,456	$(13,762)	$(607)	$-	$(7,219)	$(13,454)
Realized gain (loss) on investments	7	-	(110,958)	268,939	5	-	(370,835)	44,628
Change in unrealized gain (loss) on investments	73	-	(171,726)	156,563	2,742	-	(120,369)	(91,191)
Reinvested capital gains	560	-	-	-	-	-	372,613	89,626

Net increase (decrease) in contract owners’ equity resulting from operations	453	-	(178,228)	411,740	2,140	-	(125,810)	29,609

Equity transactions:
Purchase payments received from contract owners (note 3)	126,367	-	1,130,730	1,121,957	353,575	-	1,398,114	1,050,585
Transfers between funds	3,658	-	(403,577)	(13,087,872)	4,000	-	1,919,606	536,231
Redemptions (note 3)	(148)	-	(94,673)	(841,815)	-	-	(326,743)	(221,044)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(861)	(4,801)	-	-	(3,817)	(2,489)
Adjustments to maintain reserves	(3)	-	(67)	(92)	(3)	-	(70)	(45)

Net equity transactions	129,874	-	631,552	(12,812,623)	357,572	-	2,987,090	1,363,238

Net change in contract owners’ equity	130,327	-	453,324	(12,400,883)	359,712	-	2,861,280	1,392,847
Contract owners’ equity beginning of period	-	-	1,836,652	14,237,535	-	-	2,774,030	1,381,183

Contract owners’ equity end of period	$130,327	$-	$2,289,976	$1,836,652	$359,712	$-	$5,635,310	$2,774,030

CHANGES IN UNITS:
Beginning units	-	-	189,589	1,421,771	-	-	241,225	120,749
Units purchased	13,918	-	190,148	906,125	45,502	-	884,462	336,996
Units redeemed	(16)	-	(124,414)	(2,138,307)	(7,744)	-	(644,785)	(216,520)

Ending units	13,902	-	255,323	189,589	37,758	-	480,902	241,225

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSCS		PMVAAD		PMVFAD		PMVLAD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(817)	$-	$115,329	$410,310	$(2,154)	$13,958	$443,356	$(74,046)
Realized gain (loss) on investments	(52)	-	(554,292)	(166,337)	(163,861)	43,927	(83,237)	121,515
Change in unrealized gain (loss) on investments	(6,675)	-	(415,751)	(363,895)	(42,194)	(72,094)	(579,222)	(160,449)
Reinvested capital gains	-	-	-	-	4,697	5,941	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,544)	-	(854,714)	(119,922)	(203,512)	(8,268)	(219,103)	(112,980)

Equity transactions:
Purchase payments received from contract owners (note 3)	510,863	-	520,260	1,639,712	382,169	1,248,542	2,920,304	2,871,849
Transfers between funds	(15,438)	-	(3,292,460)	(64,843)	(332,438)	(822,457)	10,818,423	(1,891,554)
Redemptions (note 3)	(80)	-	(734,497)	(1,419,298)	(121,413)	(272,268)	(1,719,249)	(1,089,993)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,069)	(2,780)	(89)	(443)	(7,625)	(3,662)
Adjustments to maintain reserves	14	-	(73)	(131)	(168)	(111)	(1,759)	(450)

Net equity transactions	495,359	-	(3,507,839)	152,660	(71,939)	153,263	12,010,094	(113,810)

Net change in contract owners’ equity	487,815	-	(4,362,553)	32,738	(275,451)	144,995	11,790,991	(226,790)
Contract owners’ equity beginning of period	-	-	10,988,167	10,955,429	2,061,161	1,916,166	13,853,449	14,080,239

Contract owners’ equity end of period	$487,815	$-	$6,625,614	$10,988,167	$1,785,710	$2,061,161	$25,644,440	$13,853,449

CHANGES IN UNITS:
Beginning units	-	-	1,048,624	1,033,371	188,653	172,093	1,393,573	1,403,301
Units purchased	70,456	-	172,115	781,571	121,734	337,810	4,297,423	1,580,125
Units redeemed	(15,963)	-	(514,050)	(766,318)	(131,470)	(321,250)	(3,084,600)	(1,589,853)

Ending units	54,493	-	706,689	1,048,624	178,917	188,653	2,606,396	1,393,573

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$629,425	$85,877	$45,519	$(25,837)	$121,571	$175,964	$13,532	$52,720
Realized gain (loss) on investments	(103,500)	(298,564)	(163,681)	(51,380)	(360,474)	(204,900)	(240,448)	(399,439)
Change in unrealized gain (loss) on investments	(947,216)	673,085	(390,018)	(418,254)	81,954	(69,312)	(156,499)	119,314
Reinvested capital gains	198,165	-	-	-	14,736	83,395	-	203,308

Net increase (decrease) in contract owners’ equity resulting from operations	(223,126)	460,398	(508,180)	(495,471)	(142,213)	(14,853)	(383,415)	(24,097)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,038,536	2,290,588	262,773	792,213	145,410	681,570	1,425,591	3,081,156
Transfers between funds	2,506,528	(5,487,733)	120,288	(254,892)	(1,439,527)	258,073	(1,001,883)	(747,316)
Redemptions (note 3)	(2,362,605)	(2,132,764)	(61,247)	(226,297)	(243,973)	(631,561)	(334,861)	(768,440)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,328)	(8,897)	(17)	(3,508)	(689)	(6,066)	(1,323)	(1,318)
Adjustments to maintain reserves	(2,420)	(1,182)	(76)	(82)	(481)	(332)	(492)	(438)

Net equity transactions	4,171,711	(5,339,988)	321,721	307,434	(1,539,260)	301,684	87,032	1,563,644

Net change in contract owners’ equity	3,948,585	(4,879,590)	(186,459)	(188,037)	(1,681,473)	286,831	(296,383)	1,539,547
Contract owners’ equity beginning of period	15,071,151	19,950,741	1,610,927	1,798,964	4,181,911	3,895,080	6,776,960	5,237,413

Contract owners’ equity end of period	$19,019,736	$15,071,151	$1,424,468	$1,610,927	$2,500,438	$4,181,911	$6,480,577	$6,776,960

CHANGES IN UNITS:
Beginning units	1,414,783	1,920,626	207,140	185,582	355,130	330,217	618,483	479,981
Units purchased	2,463,817	2,152,568	99,806	196,616	139,097	612,893	303,744	638,424
Units redeemed	(2,072,608)	(2,658,411)	(56,761)	(175,058)	(272,958)	(587,980)	(296,164)	(499,922)

Ending units	1,805,992	1,414,783	250,185	207,140	221,269	355,130	626,063	618,483

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVHYD		PIVEM2		PIHYB2		PVEIB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,092,808	$1,213,484	$18,514	$(9,428)	$15,824	$22,522	$(549)	$-
Realized gain (loss) on investments	(1,850,337)	(32,239)	(91,085)	(23,129)	(19,588)	(4,923)	17	-
Change in unrealized gain (loss) on investments	(710,489)	(539,192)	(153,171)	(91,466)	(32,935)	(52,996)	578	-
Reinvested capital gains	258,658	-	100,979	4,294	17,969	29,779	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,209,360)	642,053	(124,763)	(119,729)	(18,730)	(5,618)	46	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,239,605	2,151,744	21,870	4,604	3,152	24	489,680	-
Transfers between funds	6,721,575	(24,604,376)	17,898	(668,810)	(97,734)	(151,693)	-	-
Redemptions (note 3)	(3,795,982)	(4,117,868)	(33,980)	(17,314)	(109,669)	(30,719)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(20,525)	(17,860)	(1)	(16)	-	(94)	-	-
Adjustments to maintain reserves	(11,560)	3,594	(35)	(30)	(78)	(32)	(6)	-

Net equity transactions	4,133,113	(26,584,766)	5,752	(681,566)	(204,329)	(182,514)	489,674	-

Net change in contract owners’ equity	2,923,753	(25,942,713)	(119,011)	(801,295)	(223,059)	(188,132)	489,720	-
Contract owners’ equity beginning of period	14,193,525	40,136,238	594,884	1,396,179	619,568	807,700	-	-

Contract owners’ equity end of period	$17,117,278	$14,193,525	$475,873	$594,884	$396,509	$619,568	$489,720	$-

CHANGES IN UNITS:
Beginning units	1,105,129	3,173,122	77,131	156,684	45,927	59,331	-	-
Units purchased	7,212,594	5,171,781	81,586	361,346	236	637	70,959	-
Units redeemed	(6,942,282)	(7,239,774)	(84,635)	(440,899)	(13,898)	(14,041)	(18,843)	-

Ending units	1,375,441	1,105,129	74,082	77,131	32,265	45,927	52,116	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVIE2		PROUSN		PROAHY		PROA30
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(48)	$-	$(36,153)	$(14,871)	$65,857	$2,518,932	$(25,929)	$(35,326)
Realized gain (loss) on investments	-	-	(641,770)	(558,465)	(2,331,119)	(2,369,880)	(324,966)	5,528
Change in unrealized gain (loss) on investments	1,109	-	2,768	14,426	(284,083)	(1,477,742)	16,818	(81,248)
Reinvested capital gains	-	-	-	-	1,145,686	1,094,952	118,619	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,061	-	(675,155)	(558,910)	(1,403,659)	(233,738)	(215,458)	(111,046)

Equity transactions:
Purchase payments received from contract owners (note 3)	79,972	-	33,859	33,740	2,832,663	2,124,063	406,025	329,636
Transfers between funds	-	-	803,233	805,976	4,649,230	(77,620,796)	1,034,909	(1,515,523)
Redemptions (note 3)	-	-	(274,133)	(164,344)	(7,482,191)	(7,996,643)	(387,215)	(41,611)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(6,211)	(8,555)	(17,162)	(57,998)	(4,404)	(86)
Adjustments to maintain reserves	9	-	(43)	(27)	(109)	(92)	(54)	(63)

Net equity transactions	79,981	-	556,705	666,790	(17,569)	(83,551,466)	1,049,261	(1,227,647)

Net change in contract owners’ equity	81,042	-	(118,450)	107,880	(1,421,228)	(83,785,204)	833,803	(1,338,693)
Contract owners’ equity beginning of period	-	-	535,542	427,662	7,265,745	91,050,949	1,382,202	2,720,895

Contract owners’ equity end of period	$81,042	$-	$417,092	$535,542	$5,844,517	$7,265,745	$2,216,005	$1,382,202

CHANGES IN UNITS:
Beginning units	-	-	473,189	238,140	536,044	6,759,648	139,150	264,312
Units purchased	15,109	-	117,351,283	32,601,531	10,781,635	9,161,420	1,627,128	2,471,023
Units redeemed	(6,373)	-	(117,318,750)	(32,366,482)	(10,879,480)	(15,385,024)	(1,515,659)	(2,596,185)

Ending units	8,736	-	505,722	473,189	438,199	536,044	250,619	139,150

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROBNK		PROBM		PROBR		PROBIO
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(17,974)	$(24,535)	$(15,542)	$(28,963)	$(20,853)	$(26,355)	$(157,475)	$(130,136)
Realized gain (loss) on investments	(46,866)	37,551	(177,035)	332,673	(781,426)	(657,661)	668,095	1,312,915
Change in unrealized gain (loss) on investments	(84,728)	(41,554)	(30,685)	(229,635)	68,601	(18,823)	(812,685)	(122,579)
Reinvested capital gains	-	-	-	-	-	-	359,599	419,243

Net increase (decrease) in contract owners’ equity resulting from operations	(149,568)	(28,538)	(223,262)	74,075	(733,678)	(702,839)	57,534	1,479,443

Equity transactions:
Purchase payments received from contract owners (note 3)	489,297	231,686	209,665	2,024,165	22,123	48,037	1,958,115	2,118,220
Transfers between funds	795,109	(523,737)	(767,787)	(2,248,769)	744,541	637,407	(6,497,616)	2,344,662
Redemptions (note 3)	(226,336)	(122,576)	(44,259)	(433,160)	(741,337)	(42,226)	(633,858)	(680,653)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,067)	(1,265)	(107)	(2,298)	(527)	(505)	(5,719)	(4,774)
Adjustments to maintain reserves	(67)	(49)	(40)	(77)	(38)	(43)	(194)	(129)

Net equity transactions	1,054,936	(415,941)	(602,528)	(660,139)	24,762	642,670	(5,179,272)	3,777,326

Net change in contract owners’ equity	905,368	(444,479)	(825,790)	(586,064)	(708,916)	(60,169)	(5,121,738)	5,256,769
Contract owners’ equity beginning of period	1,188,941	1,633,420	1,933,798	2,519,862	1,502,426	1,562,595	12,338,212	7,081,443

Contract owners’ equity end of period	$2,094,309	$1,188,941	$1,108,008	$1,933,798	$793,510	$1,502,426	$7,216,474	$12,338,212

CHANGES IN UNITS:
Beginning units	85,417	126,901	202,526	262,357	375,099	327,711	449,535	330,278
Units purchased	460,512	534,493	192,886	1,730,344	12,663,360	4,750,744	585,413	932,200
Units redeemed	(392,150)	(575,977)	(258,486)	(1,790,175)	(12,828,051)	(4,703,356)	(775,475)	(812,943)

Ending units	153,779	85,417	136,926	202,526	210,408	375,099	259,473	449,535

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROBL		PROCG		PROCS		PROEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(202,579)	$(233,469)	$(47,529)	$(27,976)	$(146,622)	$(46,841)	$8,314	$(101,360)
Realized gain (loss) on investments	(2,504,751)	923,278	275,149	264,478	(742,697)	89,858	(699,200)	(43,477)
Change in unrealized gain (loss) on investments	(165,545)	(182,080)	(349,647)	348,126	(495,612)	70,595	(20,811)	(35,336)
Reinvested capital gains	210,981	651,704	-	-	1,322,982	1,631	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,661,894)	1,159,433	(122,027)	584,628	(61,949)	115,243	(711,697)	(180,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,844,768	1,316,257	1,325,753	775,864	2,287,500	783,241	662,580	1,381,635
Transfers between funds	(9,978,567)	29,708,907	(3,177,266)	6,984,808	(5,140,084)	4,629,582	(738,002)	(828,211)
Redemptions (note 3)	(3,344,362)	(3,063,589)	(263,620)	(558,389)	(501,599)	(226,701)	(604,482)	(965,545)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,671)	(26,347)	(527)	(2,363)	(1,544)	(411)	(1,187)	(547)
Adjustments to maintain reserves	(87)	(4)	(144)	(69)	(154)	(104)	(72)	(95)

Net equity transactions	(11,485,919)	27,935,224	(2,115,804)	7,199,851	(3,355,881)	5,185,607	(681,163)	(412,763)

Net change in contract owners’ equity	(14,147,813)	29,094,657	(2,237,831)	7,784,479	(3,417,830)	5,300,850	(1,392,860)	(592,936)
Contract owners’ equity beginning of period	39,528,358	10,433,701	9,185,663	1,401,184	10,408,997	5,108,147	2,987,574	3,580,510

Contract owners’ equity end of period	$25,380,545	$39,528,358	$6,947,832	$9,185,663	$6,991,167	$10,408,997	$1,594,714	$2,987,574

CHANGES IN UNITS:
Beginning units	2,442,600	711,453	620,053	102,777	588,414	320,513	373,572	425,737
Units purchased	21,308,128	26,144,314	1,318,566	971,669	1,101,687	904,394	3,186,663	4,919,139
Units redeemed	(22,150,806)	(24,413,167)	(1,480,383)	(454,393)	(1,307,102)	(636,493)	(3,316,039)	(4,971,304)

Ending units	1,599,922	2,442,600	458,236	620,053	382,999	588,414	244,196	373,572

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROE30		PROFIN		PROHC		PROIND
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$111,499	$(15,167)	$(69,905)	$(45,691)	$(204,602)	$(127,503)	$(54,573)	$(50,813)
Realized gain (loss) on investments	(679,337)	(53,353)	(517,562)	453,662	1,317,965	1,194,029	(46,936)	501,933
Change in unrealized gain (loss) on investments	(82,680)	(380,672)	(159,497)	(30,064)	(883,993)	518,321	(318,398)	(487,390)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(650,518)	(449,192)	(746,964)	377,907	229,370	1,584,847	(419,907)	(36,270)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,037,294	1,055,000	951,105	814,796	3,942,230	2,565,944	743,178	622,207
Transfers between funds	1,120,619	(1,230,404)	7,990,136	805,040	(5,436,447)	4,368,007	3,834,891	(3,987,941)
Redemptions (note 3)	(542,931)	(269,292)	(256,635)	(291,893)	(1,040,632)	(1,215,396)	(456,037)	(261,289)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,330)	(1,345)	(1,253)	(2,955)	(5,850)	(24,319)	(4,676)	(887)
Adjustments to maintain reserves	(39)	(92)	(151)	(30)	(115)	(106)	(33)	(51)

Net equity transactions	1,613,613	(446,133)	8,683,202	1,324,958	(2,540,814)	5,694,130	4,117,323	(3,627,961)

Net change in contract owners’ equity	963,095	(895,325)	7,936,238	1,702,865	(2,311,444)	7,278,977	3,697,416	(3,664,231)
Contract owners’ equity beginning of period	3,183,952	4,079,277	3,480,598	1,777,733	13,490,662	6,211,685	3,536,581	7,200,812

Contract owners’ equity end of period	$4,147,047	$3,183,952	$11,416,836	$3,480,598	$11,179,218	$13,490,662	$7,233,997	$3,536,581

CHANGES IN UNITS:
Beginning units	271,242	314,135	237,817	135,152	727,943	407,435	251,139	532,485
Units purchased	1,113,407	1,239,031	1,670,389	955,714	1,037,477	1,465,722	1,051,445	433,244
Units redeemed	(979,972)	(1,281,924)	(1,107,193)	(853,049)	(1,182,148)	(1,145,214)	(762,136)	(714,590)

Ending units	404,677	271,242	801,013	237,817	583,272	727,943	540,448	251,139

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROINT		PRONET		PROJP		PRON
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(78,439)	$(53,573)	$(80,635)	$(43,788)	$(72,774)	$(41,305)	$(133,244)	$(119,662)
Realized gain (loss) on investments	(187,362)	(392,718)	281,155	(73,865)	(177,372)	(1,418,320)	(621,985)	1,125,351
Change in unrealized gain (loss) on investments	(20,539)	(239,829)	109,558	(159,051)	(281,372)	(76,489)	(77,091)	(269,598)
Reinvested capital gains	-	363,217	324,778	155,349	-	1,231,498	675,205	350,423

Net increase (decrease) in contract owners’ equity resulting from operations	(286,340)	(322,903)	634,856	(121,355)	(531,518)	(304,616)	(157,115)	1,086,514

Equity transactions:
Purchase payments received from contract owners (note 3)	433,920	286,308	1,017,846	1,155,258	747,032	61,195	1,436,733	1,045,909
Transfers between funds	603,104	(2,149,453)	3,653,737	(2,040,416)	1,827,924	(1,671,586)	(1,999,946)	7,013,128
Redemptions (note 3)	(915,129)	(271,974)	(528,150)	(307,614)	(747,894)	(181,930)	(2,044,713)	(1,778,433)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,847)	(2)	(1,512)	(1,170)	(1,293)	(1,431)	(39,895)	(10,233)
Adjustments to maintain reserves	(64)	(47)	(34)	(44)	(81)	(98)	(64)	(200)

Net equity transactions	113,984	(2,135,168)	4,141,887	(1,193,986)	1,825,688	(1,793,850)	(2,647,885)	6,270,171

Net change in contract owners’ equity	(172,356)	(2,458,071)	4,776,743	(1,315,341)	1,294,170	(2,098,466)	(2,805,000)	7,356,685
Contract owners’ equity beginning of period	2,237,707	4,695,778	1,950,007	3,265,348	1,732,082	3,830,548	17,742,745	10,386,060

Contract owners’ equity end of period	$2,065,351	$2,237,707	$6,726,750	$1,950,007	$3,026,252	$1,732,082	$14,937,745	$17,742,745

CHANGES IN UNITS:
Beginning units	200,598	383,339	131,448	219,621	134,742	303,478	940,882	634,252
Units purchased	2,170,257	719,213	971,706	512,236	917,077	1,075,734	6,539,276	8,168,604
Units redeemed	(2,177,730)	(901,954)	(720,157)	(600,409)	(825,094)	(1,244,470)	(6,732,402)	(7,861,974)

Ending units	193,125	200,598	382,997	131,448	226,725	134,742	747,756	940,882

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROOG		PROPHR		PROPM		PRORE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(122,760)	$(68,696)	$(54,752)	$(33,926)	$(30,681)	$(39,542)	$(50,174)	$13,688
Realized gain (loss) on investments	(1,804,692)	(95,127)	(161,982)	402,601	(621,091)	(636,649)	146,075	511,256
Change in unrealized gain (loss) on investments	(2,491,272)	(1,306,723)	(173,602)	10,202	(89,451)	34,481	(141,496)	299,842
Reinvested capital gains	1,031,923	477,309	161,170	126,265	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,386,801)	(993,237)	(229,166)	505,142	(741,223)	(641,710)	(45,595)	824,786

Equity transactions:
Purchase payments received from contract owners (note 3)	1,771,422	1,931,336	840,349	696,420	291,652	293,380	1,272,461	1,281,840
Transfers between funds	2,501,185	6,073,555	(138,140)	329,208	384,563	329,492	1,500,167	3,012,943
Redemptions (note 3)	(814,543)	(359,087)	(541,100)	(399,304)	(139,550)	(230,297)	(1,108,884)	(457,898)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,166)	(3,218)	(3,029)	(5,117)	(603)	(5,377)	(35,939)	(6,206)
Adjustments to maintain reserves	(81)	(92)	(72)	(172)	(67)	(94)	(143)	(97)

Net equity transactions	3,444,817	7,642,494	158,008	621,035	535,995	387,104	1,627,662	3,830,582

Net change in contract owners’ equity	58,016	6,649,257	(71,158)	1,126,177	(205,228)	(254,606)	1,582,067	4,655,368
Contract owners’ equity beginning of period	10,659,196	4,009,939	4,274,560	3,148,383	1,943,549	2,198,155	6,623,469	1,968,101

Contract owners’ equity end of period	$10,717,212	$10,659,196	$4,203,402	$4,274,560	$1,738,321	$1,943,549	$8,205,536	$6,623,469

CHANGES IN UNITS:
Beginning units	886,429	290,843	246,310	212,949	608,583	516,611	510,356	186,742
Units purchased	1,057,728	1,324,750	851,825	949,218	3,202,484	3,220,047	1,435,776	1,414,670
Units redeemed	(758,814)	(729,164)	(862,339)	(915,857)	(2,982,229)	(3,128,075)	(1,304,848)	(1,091,056)

Ending units	1,185,343	886,429	235,796	246,310	828,838	608,583	641,284	510,356

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PRORRO		PROSCN		PROSEM		PROSIN
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(11,234)	$(22,791)	$(19,078)	$(29,098)	$(11,302)	$(3,318)	$(6,893)	$(10,316)
Realized gain (loss) on investments	(45,299)	(533,386)	(127,533)	416,811	14,290	(113,557)	(64,502)	(2,773)
Change in unrealized gain (loss) on investments	19,801	(42,452)	(151,468)	216,213	6,210	3,317	(652)	27,926
Reinvested capital gains	-	-	36,484	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,732)	(598,629)	(261,595)	603,926	9,198	(113,558)	(72,047)	14,837

Equity transactions:
Purchase payments received from contract owners (note 3)	26,952	29,935	120,382	1,175,866	598,948	2,788	755,430	69,557
Transfers between funds	(33,985)	(996,406)	(3,767,350)	3,670,481	246,537	(68,451)	(119,297)	(126,832)
Redemptions (note 3)	(82,883)	(134,017)	(110,772)	(358,014)	(676,980)	(36,813)	(738,239)	(30,921)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,590)	(2,406)	(42)	(1,796)	(1,035)	(39)	(6)	(222)
Adjustments to maintain reserves	(57)	(40)	(34)	(69)	(39)	(26)	(4,995)	(23)

Net equity transactions	(91,563)	(1,102,934)	(3,757,816)	4,486,468	167,431	(102,541)	(107,107)	(88,441)

Net change in contract owners’ equity	(128,295)	(1,701,563)	(4,019,411)	5,090,394	176,629	(216,099)	(179,154)	(73,604)
Contract owners’ equity beginning of period	614,204	2,315,767	5,387,504	297,110	46,252	262,351	442,228	515,832

Contract owners’ equity end of period	$485,909	$614,204	$1,368,093	$5,387,504	$222,881	$46,252	$263,074	$442,228

CHANGES IN UNITS:
Beginning units	157,991	406,251	371,556	27,132	6,375	33,825	85,409	99,808
Units purchased	5,911,996	6,538,814	543,753	1,009,027	2,154,406	761,874	1,122,455	902,507
Units redeemed	(5,941,077)	(6,787,074)	(816,667)	(664,603)	(2,132,602)	(789,324)	(1,155,444)	(916,906)

Ending units	128,910	157,991	98,642	371,556	28,179	6,375	52,420	85,409

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROSN		PROTEC		PROTEL		PROGVP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(9,570)	$(10,003)	$(81,996)	$(88,202)	$87,861	$20,570	$(58,619)	$(40,294)
Realized gain (loss) on investments	(351,663)	(397,414)	(203,909)	697,907	(79,670)	(10,985)	(254,963)	801,635
Change in unrealized gain (loss) on investments	(2,407)	10,104	(150,914)	(124,064)	24,480	(17,724)	(32,250)	42,051
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(363,640)	(397,313)	(436,819)	485,641	32,671	(8,139)	(345,832)	803,392

Equity transactions:
Purchase payments received from contract owners (note 3)	21,913	47,201	1,336,365	1,760,647	448,215	108,196	737,589	208,390
Transfers between funds	180,836	348,080	1,492,984	(154,013)	(591,616)	113,707	1,767,146	272,688
Redemptions (note 3)	(61,911)	(38,497)	(301,955)	(276,737)	(91,092)	(55,057)	(1,078,811)	(338,103)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(62)	(901)	(4,262)	(2,811)	(284)	(861)	(24,938)	(713)
Adjustments to maintain reserves	(19)	(18)	(130)	(55)	(45)	(7)	(118)	79

Net equity transactions	140,757	355,865	2,523,002	1,327,031	(234,822)	165,978	1,400,868	142,341

Net change in contract owners’ equity	(222,883)	(41,448)	2,086,183	1,812,672	(202,151)	157,839	1,055,036	945,733
Contract owners’ equity beginning of period	381,614	423,062	5,892,607	4,079,935	570,687	412,848	2,539,122	1,593,389

Contract owners’ equity end of period	$158,731	$381,614	$7,978,790	$5,892,607	$368,536	$570,687	$3,594,158	$2,539,122

CHANGES IN UNITS:
Beginning units	114,259	100,893	410,320	329,911	47,871	34,300	161,162	135,761
Units purchased	7,594,783	4,039,454	1,319,606	1,316,383	919,100	194,448	2,977,347	3,118,971
Units redeemed	(7,654,620)	(4,026,088)	(1,179,624)	(1,235,974)	(935,986)	(180,877)	(2,891,845)	(3,093,570)

Ending units	54,422	114,259	550,302	410,320	30,985	47,871	246,664	161,162

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROUN		PROUTL		RVMFU		RSRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(100,843)	$(61,890)	$(3,596)	$30,832	$21,367	$(50,210)	$(117,251)	$(118,360)
Realized gain (loss) on investments	(809)	1,536,139	(619,653)	718,956	200,377	183,710	524,937	476,304
Change in unrealized gain (loss) on investments	(11,353)	(86,427)	(143,451)	166,268	(764,571)	289,461	(438,723)	(278,444)
Reinvested capital gains	928,260	-	13,477	-	124,819	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	815,255	1,387,822	(753,223)	916,056	(418,008)	422,961	(31,037)	79,500

Equity transactions:
Purchase payments received from contract owners (note 3)	198,746	158,718	1,092,392	2,212,820	1,783,334	462,837	1,143,846	1,043,890
Transfers between funds	(3,680,234)	(2,679,074)	(2,656,677)	1,350,289	3,165,201	(279,679)	2,922,967	492,564
Redemptions (note 3)	(764,823)	(633,780)	(380,983)	(439,976)	(529,695)	(396,432)	(947,448)	(1,785,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,362)	(8,663)	(4,868)	(5,197)	(2,179)	(5,979)	(1,717)	(802)
Adjustments to maintain reserves	(118)	(70)	(74)	(110)	(163)	(148)	(102)	(156)

Net equity transactions	(4,252,791)	(3,162,869)	(1,950,210)	3,117,826	4,416,498	(219,401)	3,117,546	(249,879)

Net change in contract owners’ equity	(3,437,536)	(1,775,047)	(2,703,433)	4,033,882	3,998,490	203,560	3,086,509	(170,379)
Contract owners’ equity beginning of period	6,287,569	8,062,616	5,370,466	1,336,584	3,359,616	3,156,056	7,808,046	7,978,425

Contract owners’ equity end of period	$2,850,033	$6,287,569	$2,667,033	$5,370,466	$7,358,106	$3,359,616	$10,894,555	$7,808,046

CHANGES IN UNITS:
Beginning units	184,912	312,708	364,675	112,703	439,704	454,481	546,015	564,715
Units purchased	4,683,888	2,882,811	1,101,644	1,548,714	1,290,597	504,463	402,691	187,330
Units redeemed	(4,794,921)	(3,010,607)	(1,269,284)	(1,296,742)	(738,966)	(519,240)	(172,611)	(206,030)

Ending units	73,879	184,912	197,035	364,675	991,335	439,704	776,095	546,015

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVAMR		RBKF		RBMF		RVBER
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(90,442)	$(182,501)	$(44,048)	$(1,416)	$(43,071)	$82,589	$(82,395)	$(85,966)
Realized gain (loss) on investments	538,145	903,628	(748,712)	(32,725)	(605,125)	(184,128)	184,899	420,196
Change in unrealized gain (loss) on investments	(2,599,487)	(1,609,481)	131,232	(256,330)	118,964	(449,668)	(720,982)	(1,361,247)
Reinvested capital gains	914,167	1,119,869	-	282,260	-	285,531	76,743	1,114,760

Net increase (decrease) in contract owners’ equity resulting from operations	(1,237,617)	231,515	(661,528)	(8,211)	(529,232)	(265,676)	(541,735)	87,743

Equity transactions:
Purchase payments received from contract owners (note 3)	1,146,007	2,347,668	934,415	200,691	253,269	306,490	487,417	1,162,708
Transfers between funds	893,678	83,767	1,864,268	355,020	(886,675)	(741,916)	207,459	1,891,508
Redemptions (note 3)	(1,868,203)	(1,667,590)	(975,830)	(231,395)	(340,298)	(588,404)	(948,827)	(728,084)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,276)	(15,377)	(694)	(1,130)	(1,793)	(4,096)	(8,742)	(9,388)
Adjustments to maintain reserves	(120)	(51)	(84)	(86)	(94)	(51)	(66)	(100)

Net equity transactions	161,086	748,417	1,822,075	323,100	(975,591)	(1,027,977)	(262,759)	2,316,644

Net change in contract owners’ equity	(1,076,531)	979,932	1,160,547	314,889	(1,504,823)	(1,293,653)	(804,494)	2,404,387
Contract owners’ equity beginning of period	15,543,695	14,563,763	1,926,493	1,611,604	3,602,338	4,895,991	9,985,356	7,580,969

Contract owners’ equity end of period	$14,467,164	$15,543,695	$3,087,040	$1,926,493	$2,097,515	$3,602,338	$9,180,862	$9,985,356

CHANGES IN UNITS:
Beginning units	1,249,764	1,198,793	233,270	196,923	167,362	218,828	878,354	677,455
Units purchased	287,241	463,243	2,835,255	1,235,632	272,849	842,929	122,577	399,379
Units redeemed	(279,425)	(412,272)	(2,664,282)	(1,199,285)	(321,700)	(894,395)	(146,934)	(198,480)

Ending units	1,257,580	1,249,764	404,243	233,270	118,511	167,362	853,997	878,354

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RBF		RVCLR		RVCMD		RCPF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(285,382)	$(165,338)	$(99,232)	$(178,564)	$(31,977)	$(45,199)	$(90,695)	$(60,102)
Realized gain (loss) on investments	943,755	1,836,024	(37,572)	452,119	(1,402,629)	(29,757)	(173,256)	636,170
Change in unrealized gain (loss) on investments	(3,081,102)	850,613	(1,314,527)	(1,251,752)	563,628	(1,085,189)	479,428	(324,965)
Reinvested capital gains	-	-	116,862	946,978	-	-	311,938	592,993

Net increase (decrease) in contract owners’ equity resulting from operations	(2,422,729)	2,521,299	(1,334,469)	(31,219)	(870,978)	(1,160,145)	527,415	844,096

Equity transactions:
Purchase payments received from contract owners (note 3)	2,297,136	1,593,534	463,047	1,332,281	263,690	441,233	911,403	591,924
Transfers between funds	3,075,703	1,511,793	2,521,935	7,644,059	(49,180)	505,453	6,692,022	330,257
Redemptions (note 3)	(2,091,704)	(1,434,291)	(3,283,583)	(1,685,507)	(275,195)	(524,800)	(851,338)	(776,331)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(42,526)	(1,204)	(8,007)	(5,955)	(376)	(453)	(2,583)	(1,940)
Adjustments to maintain reserves	(288)	(22)	(51)	(87)	(103)	(6)	(145)	(112)

Net equity transactions	3,238,321	1,669,810	(306,659)	7,284,791	(61,164)	421,427	6,749,359	143,798

Net change in contract owners’ equity	815,592	4,191,109	(1,641,128)	7,253,572	(932,142)	(738,718)	7,276,774	987,894
Contract owners’ equity beginning of period	13,717,417	9,526,308	22,412,265	15,158,693	2,425,031	3,163,749	8,838,889	7,850,995

Contract owners’ equity end of period	$14,533,009	$13,717,417	$20,771,137	$22,412,265	$1,492,889	$2,425,031	$16,115,663	$8,838,889

CHANGES IN UNITS:
Beginning units	458,541	412,742	2,024,648	1,377,640	809,296	679,934	317,791	312,694
Units purchased	1,498,775	1,278,704	824,153	1,063,481	1,251,843	1,022,890	1,108,407	818,213
Units redeemed	(1,504,126)	(1,232,905)	(862,646)	(416,473)	(1,296,828)	(893,528)	(873,066)	(813,116)

Ending units	453,190	458,541	1,986,155	2,024,648	764,311	809,296	553,132	317,791

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVLDD		RELF		RESF		RLCE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(102,815)	$(123,645)	$(59,972)	$(51,654)	$(123,378)	$(138,574)	$(2,102)	$(12,816)
Realized gain (loss) on investments	(1,503,879)	(464,875)	(19,616)	406,145	(5,043,608)	(2,709,752)	(160,990)	(539,005)
Change in unrealized gain (loss) on investments	167,326	(978,760)	(216,804)	117,739	1,116,412	(3,076,318)	52,582	(215,115)
Reinvested capital gains	1,334,318	2,795,138	-	-	-	1,268,083	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(105,050)	1,227,858	(296,392)	472,230	(4,050,574)	(4,656,561)	(110,510)	(766,936)

Equity transactions:
Purchase payments received from contract owners (note 3)	188,314	186,650	246,231	176,778	638,257	903,685	130,974	230,633
Transfers between funds	6,000,936	(5,262,357)	(163,078)	2,396,175	903,634	8,206,991	(154,623)	(4,865,262)
Redemptions (note 3)	(681,258)	(1,679,286)	(463,326)	(718,868)	(721,793)	(1,011,847)	(191,489)	(317,148)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,443)	(13,523)	(851)	(881)	(7,625)	(2,082)	(198)	(1,687)
Adjustments to maintain reserves	22	(145)	(96)	(93)	(141)	(148)	(57)	(21)

Net equity transactions	5,505,571	(6,768,661)	(381,120)	1,853,111	812,332	8,096,599	(215,393)	(4,953,485)

Net change in contract owners’ equity	5,400,521	(5,540,803)	(677,512)	2,325,341	(3,238,242)	3,440,038	(325,903)	(5,720,421)
Contract owners’ equity beginning of period	9,586,358	15,127,161	4,465,554	2,140,213	11,202,901	7,762,863	1,362,829	7,083,250

Contract owners’ equity end of period	$14,986,879	$9,586,358	$3,788,042	$4,465,554	$7,964,659	$11,202,901	$1,036,926	$1,362,829

CHANGES IN UNITS:
Beginning units	484,688	860,829	400,386	234,202	552,521	261,356	134,608	598,527
Units purchased	5,636,609	4,355,011	1,234,745	1,785,566	1,069,914	1,486,298	958,308	1,525,609
Units redeemed	(5,321,083)	(4,731,152)	(1,299,968)	(1,619,382)	(1,024,636)	(1,195,133)	(984,222)	(1,989,528)

Ending units	800,214	484,688	335,163	400,386	597,799	552,521	108,694	134,608

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RFSF		RUGB		RHCF		RINF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(78,063)	$(50,845)	$(62,204)	$(63,722)	$(386,702)	$(217,257)	$(59,479)	$(77,905)
Realized gain (loss) on investments	201,786	443,330	(1,669,150)	2,681,373	249,842	2,777,411	(974,585)	349,470
Change in unrealized gain (loss) on investments	(587,990)	198,643	(482,429)	746,859	(2,299,673)	(378,502)	375,263	(841,487)
Reinvested capital gains	-	-	2,456,442	-	525,054	672,639	819,901	381,276

Net increase (decrease) in contract owners’ equity resulting from operations	(464,267)	591,128	242,659	3,364,510	(1,911,479)	2,854,291	161,100	(188,646)

Equity transactions:
Purchase payments received from contract owners (note 3)	462,132	524,826	2,901,612	1,754,492	3,618,456	2,620,249	258,406	226,462
Transfers between funds	773,749	1,886,535	(3,731,345)	5,225,324	1,258,183	1,977,162	2,452,016	(3,795,674)
Redemptions (note 3)	(929,916)	(539,411)	(3,258,869)	(3,291,520)	(2,867,922)	(1,634,829)	(430,823)	(868,092)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(33,779)	(1,014)	(13,797)	(9,222)	(45,916)	(6,575)	(3,382)	(997)
Adjustments to maintain reserves	(58)	(176)	(2,393)	10,862	(1,952)	(2,145)	(76)	(66)

Net equity transactions	272,128	1,870,760	(4,104,792)	3,689,936	1,960,849	2,953,862	2,276,141	(4,438,367)

Net change in contract owners’ equity	(192,139)	2,461,888	(3,862,133)	7,054,446	49,370	5,808,153	2,437,241	(4,627,013)
Contract owners’ equity beginning of period	7,747,716	5,285,828	12,309,884	5,255,438	19,314,052	13,505,899	3,583,436	8,210,449

Contract owners’ equity end of period	$7,555,577	$7,747,716	$8,447,751	$12,309,884	$19,363,422	$19,314,052	$6,020,677	$3,583,436

CHANGES IN UNITS:
Beginning units	671,332	505,938	621,779	349,681	818,470	702,990	134,520	310,691
Units purchased	631,718	1,335,694	8,486,892	12,639,851	2,003,159	1,801,445	718,823	568,050
Units redeemed	(609,228)	(1,170,300)	(8,652,484)	(12,367,753)	(2,023,428)	(1,685,965)	(638,557)	(744,221)

Ending units	693,822	671,332	456,187	621,779	798,201	818,470	214,786	134,520

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVIDD		RJNF		RVIMC		RAF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(45,989)	$(35,499)	$(39,858)	$(67,471)	$(12,978)	$(12,622)	$(11,457)	$(12,036)
Realized gain (loss) on investments	(1,137,698)	(498,686)	(138,387)	(2,210,303)	(55,419)	(80,672)	(226,320)	(283,602)
Change in unrealized gain (loss) on investments	43,916	85,278	10,645	(68,121)	46,282	(16,193)	1,673	14,251
Reinvested capital gains	-	-	-	247,206	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,139,771)	(448,907)	(167,600)	(2,098,689)	(22,115)	(109,487)	(236,104)	(281,387)

Equity transactions:
Purchase payments received from contract owners (note 3)	538,013	(205,682)	(297,020)	453,448	60,714	108,837	105,132	86,355
Transfers between funds	1,875,890	498,724	217,487	(7,274,985)	(265,913)	51,497	126,755	63,115
Redemptions (note 3)	(804,438)	(102,492)	(220,103)	(1,081,474)	(57,307)	(46,515)	(87,619)	(65,140)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,717)	(2,632)	(1,186)	(3,232)	(238)	(215)	(1,952)	(103)
Adjustments to maintain reserves	(2,209)	269,624	14	(76)	(43)	(31)	(48)	(45)

Net equity transactions	1,590,539	457,542	(300,808)	(7,906,319)	(262,787)	113,573	142,268	84,182

Net change in contract owners’ equity	450,768	8,635	(468,408)	(10,005,008)	(284,902)	4,086	(93,836)	(197,205)
Contract owners’ equity beginning of period	1,661,317	1,652,682	2,388,554	12,393,562	698,292	694,206	392,180	589,385

Contract owners’ equity end of period	$2,112,085	$1,661,317	$1,920,146	$2,388,554	$413,390	$698,292	$298,344	$392,180

CHANGES IN UNITS:
Beginning units	1,996,596	1,540,494	798,202	2,866,211	351,637	298,812	321,838	399,140
Units purchased	142,758,314	72,642,968	14,006,451	24,476,066	1,466,444	3,137,046	9,495,243	12,515,058
Units redeemed	(141,960,475)	(72,186,866)	(14,140,237)	(26,544,075)	(1,609,637)	(3,084,221)	(9,498,424)	(12,592,360)

Ending units	2,794,435	1,996,596	664,416	798,202	208,444	351,637	318,657	321,838

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVISC		RUF		RLCJ		RLF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(24,329)	$(29,366)	$(42,303)	$(41,984)	$(26,017)	$(18,072)	$(71,084)	$(58,826)
Realized gain (loss) on investments	(21,459)	(135,495)	(356,856)	(716,385)	(348,044)	(789,422)	(759,865)	701,351
Change in unrealized gain (loss) on investments	14,703	12,918	2,535	25,376	319,957	(406,155)	(125,470)	(1,130,567)
Reinvested capital gains	-	-	-	-	-	703,066	796,253	707,576

Net increase (decrease) in contract owners’ equity resulting from operations	(31,085)	(151,943)	(396,624)	(732,993)	(54,104)	(510,583)	(160,166)	219,534

Equity transactions:
Purchase payments received from contract owners (note 3)	852,072	136,950	1,112,657	119,696	308,384	14,394	310,436	263,234
Transfers between funds	2,113,014	134,389	(194,341)	911,895	431,084	(958,025)	2,274,112	392,396
Redemptions (note 3)	(932,715)	(199,617)	(295,849)	(293,221)	(332,606)	(155,712)	(521,237)	(844,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,837)	(1,260)	(2,345)	(4,673)	(228)	(231)	(1,708)	(1,187)
Adjustments to maintain reserves	(75)	(79)	(86)	(71)	(43)	(71)	(92)	(38)

Net equity transactions	2,030,459	70,383	620,036	733,626	406,591	(1,099,645)	2,061,511	(190,289)

Net change in contract owners’ equity	1,999,374	(81,560)	223,412	633	352,487	(1,610,228)	1,901,345	29,245
Contract owners’ equity beginning of period	1,245,930	1,327,490	2,018,138	2,017,505	881,829	2,492,057	4,941,762	4,912,517

Contract owners’ equity end of period	$3,245,304	$1,245,930	$2,241,550	$2,018,138	$1,234,316	$881,829	$6,843,107	$4,941,762

CHANGES IN UNITS:
Beginning units	655,199	603,134	878,859	737,210	79,473	175,090	181,903	191,698
Units purchased	27,715,976	31,561,713	20,209,728	23,129,048	1,013,849	1,290,563	689,390	401,489
Units redeemed	(26,748,355)	(31,509,648)	(20,053,118)	(22,987,399)	(991,789)	(1,386,180)	(614,715)	(411,284)

Ending units	1,622,820	655,199	1,035,469	878,859	101,533	79,473	256,578	181,903

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RMED		RVARS		RVF		ROF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(66,615)	$(55,863)	$(57,841)	$(96,213)	$(238,457)	$(238,766)	$(262,302)	$(225,576)
Realized gain (loss) on investments	(226,524)	142,833	245,330	46,369	(7,879,779)	(2,248,087)	(870,525)	3,710,674
Change in unrealized gain (loss) on investments	(452,674)	(285,631)	(170,820)	250,516	3,213,855	(4,770,138)	26,112	(1,067,072)
Reinvested capital gains	151,693	407,497	-	-	3,662,283	10,822,487	1,734,523	870,062

Net increase (decrease) in contract owners’ equity resulting from operations	(594,120)	208,836	16,669	200,672	(1,242,098)	3,565,496	627,808	3,288,088

Equity transactions:
Purchase payments received from contract owners (note 3)	1,031,479	121,560	855,674	689,469	640,672	792,060	2,494,515	3,736,301
Transfers between funds	8,103,094	(811,617)	1,642,054	(305,549)	(7,339,504)	8,891,897	5,606,763	(2,852,464)
Redemptions (note 3)	(753,916)	(1,296,955)	(910,644)	(930,030)	(2,328,867)	(2,962,454)	(2,759,143)	(4,395,336)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(200)	(8,967)	(5,695)	(2,915)	(8,558)	(11,423)	(5,556)	(7,817)
Adjustments to maintain reserves	18	(129)	(140)	54	(288)	16	(97)	(181)

Net equity transactions	8,380,475	(1,996,108)	1,581,249	(548,971)	(9,036,545)	6,710,096	5,336,482	(3,519,497)

Net change in contract owners’ equity	7,786,355	(1,787,272)	1,597,918	(348,299)	(10,278,643)	10,275,592	5,964,290	(231,409)
Contract owners’ equity beginning of period	3,088,946	4,876,218	6,714,451	7,062,750	31,048,384	20,772,792	19,033,453	19,264,862

Contract owners’ equity end of period	$10,875,301	$3,088,946	$8,312,369	$6,714,451	$20,769,741	$31,048,384	$24,997,743	$19,033,453

CHANGES IN UNITS:
Beginning units	94,489	181,969	732,401	794,484	1,027,097	936,401	746,528	887,995
Units purchased	831,431	1,088,323	654,514	165,391	3,838,631	5,717,017	6,265,473	5,980,883
Units redeemed	(589,877)	(1,175,803)	(484,283)	(227,474)	(4,253,803)	(5,626,321)	(6,111,397)	(6,122,350)

Ending units	336,043	94,489	902,632	732,401	611,925	1,027,097	900,604	746,528

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RNF		RPMF		RREF		RRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(161,447)	$(150,847)	$367,564	$(156,356)	$49,309	$(32,265)	$(75,517)	$(42,275)
Realized gain (loss) on investments	753,972	2,270,505	(5,847,254)	(1,085,341)	(290,382)	818,454	(127,785)	(315,880)
Change in unrealized gain (loss) on investments	(268,121)	101,351	2,334,619	(1,663,300)	(180,275)	565,357	(340,359)	205,821
Reinvested capital gains	-	-	-	-	-	-	486,407	354,190

Net increase (decrease) in contract owners’ equity resulting from operations	324,404	2,221,009	(3,145,071)	(2,904,997)	(421,348)	1,351,546	(57,254)	201,856

Equity transactions:
Purchase payments received from contract owners (note 3)	199,324	606,802	327,889	602,821	2,125,300	869,861	453,180	57,987
Transfers between funds	(1,009,384)	(16,471,982)	3,492,947	1,994,014	(2,778,044)	2,584,173	(1,038,297)	(21,363)
Redemptions (note 3)	(1,575,427)	(2,146,030)	(843,624)	(1,064,931)	(2,654,525)	(1,285,653)	(666,342)	(453,219)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(995)	(8,626)	(8,075)	(1,432)	(2,532)	(6,071)	(1,210)	(476)
Adjustments to maintain reserves	(34)	(183)	(425)	(906)	(277)	(90)	(151)	(56)

Net equity transactions	(2,386,516)	(18,020,019)	2,968,712	1,529,566	(3,310,078)	2,162,220	(1,252,820)	(417,127)

Net change in contract owners’ equity	(2,062,112)	(15,799,010)	(176,359)	(1,375,431)	(3,731,426)	3,513,766	(1,310,074)	(215,271)
Contract owners’ equity beginning of period	12,705,422	28,504,432	8,157,823	9,533,254	10,849,321	7,335,555	4,394,236	4,609,507

Contract owners’ equity end of period	$10,643,310	$12,705,422	$7,981,464	$8,157,823	$7,117,895	$10,849,321	$3,084,162	$4,394,236

CHANGES IN UNITS:
Beginning units	666,929	1,902,052	879,941	851,731	492,656	391,260	187,893	192,774
Units purchased	9,203,940	13,564,750	4,680,128	2,852,650	1,224,326	1,710,471	587,315	480,578
Units redeemed	(9,303,974)	(14,799,873)	(4,191,641)	(2,824,440)	(1,378,231)	(1,609,075)	(650,385)	(485,459)

Ending units	566,895	666,929	1,368,428	879,941	338,751	492,656	124,823	187,893

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RMEK		RTF		RVLCG		RVLCV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(57,041)	$(66,781)	$(207,270)	$(205,840)	$(694,171)	$(725,220)	$(130,630)	$(511,998)
Realized gain (loss) on investments	(242,980)	19,623	(5,869,969)	1,191,175	(5,186,934)	5,724,436	(8,745,493)	4,906,051
Change in unrealized gain (loss) on investments	(224,265)	(227,350)	(156,498)	(960,346)	2,504,714	(7,211,446)	285,334	(4,557,991)
Reinvested capital gains	-	-	5,947,197	3,509,869	3,476,682	5,852,907	5,021,998	2,577,273

Net increase (decrease) in contract owners’ equity resulting from operations	(524,286)	(274,508)	(286,540)	3,534,858	100,291	3,640,677	(3,568,791)	2,413,335

Equity transactions:
Purchase payments received from contract owners (note 3)	290,500	158,722	3,564,931	784,652	3,580,504	5,701,897	2,169,375	6,928,111
Transfers between funds	(1,816,384)	226,488	(10,470,837)	(1,273,010)	(10,883,970)	16,869,795	(16,232,415)	(6,141,804)
Redemptions (note 3)	(751,581)	(524,180)	(2,853,960)	(1,967,685)	(5,167,775)	(4,156,340)	(2,848,222)	(4,625,811)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,814)	(4,109)	(3,693)	(34,127)	(13,778)	(12,974)	(11,621)	(9,817)
Adjustments to maintain reserves	(875)	(1,362)	(116)	(83)	(195)	(224)	(165)	(186)

Net equity transactions	(2,289,154)	(144,441)	(9,763,675)	(2,490,253)	(12,485,214)	18,402,154	(16,923,048)	(3,849,507)

Net change in contract owners’ equity	(2,813,440)	(418,949)	(10,050,215)	1,044,605	(12,384,923)	22,042,831	(20,491,839)	(1,436,172)
Contract owners’ equity beginning of period	5,574,921	5,993,870	16,675,744	15,631,139	62,517,460	40,474,629	41,597,840	43,034,012

Contract owners’ equity end of period	$2,761,481	$5,574,921	$6,625,529	$16,675,744	$50,132,537	$62,517,460	$21,106,001	$41,597,840

CHANGES IN UNITS:
Beginning units	237,482	252,741	891,598	1,014,924	3,194,594	2,287,444	2,128,730	2,417,188
Units purchased	2,410,724	3,268,013	7,309,583	6,309,673	3,692,474	6,943,449	2,128,505	6,185,977
Units redeemed	(2,528,750)	(3,283,272)	(7,831,701)	(6,432,999)	(4,333,353)	(6,036,299)	(3,039,868)	(6,474,435)

Ending units	119,456	237,482	369,480	891,598	2,553,715	3,194,594	1,217,367	2,128,730

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVMCG		RVMCV		RVSCG		RVSCV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(423,565)	$(344,056)	$(140,378)	$(264,697)	$(314,677)	$(257,141)	$(136,154)	$(151,080)
Realized gain (loss) on investments	(3,434,436)	(1,709,333)	(1,766,773)	(592,155)	(760,211)	75,947	(1,960,292)	283,385
Change in unrealized gain (loss) on investments	900,433	(3,652,884)	(490,062)	(1,191,998)	(1,860,077)	(1,405,380)	(504,627)	(1,986,151)
Reinvested capital gains	2,044,992	3,423,397	1,002,341	1,443,269	2,149,748	-	821,493	1,416,133

Net increase (decrease) in contract owners’ equity resulting from operations	(912,576)	(2,282,876)	(1,394,872)	(605,581)	(785,217)	(1,586,574)	(1,779,580)	(437,713)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,711,648	3,454,966	1,110,827	2,183,257	2,135,962	2,369,634	758,939	1,814,241
Transfers between funds	3,415,966	(15,450,590)	(1,393,363)	(8,751,618)	(520,095)	(14,352,624)	447,015	(5,573,168)
Redemptions (note 3)	(3,753,235)	(2,169,218)	(1,390,094)	(2,459,791)	(2,047,660)	(1,244,185)	(772,680)	(822,150)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,873)	(7,271)	(5,410)	(3,050)	(3,473)	(3,230)	(5,249)	(3,576)
Adjustments to maintain reserves	(189)	(139)	(65)	(209)	(130)	(206)	(131)	(107)

Net equity transactions	3,367,317	(14,172,252)	(1,678,105)	(9,031,411)	(435,396)	(13,230,611)	427,894	(4,584,760)

Net change in contract owners’ equity	2,454,741	(16,455,128)	(3,072,977)	(9,636,992)	(1,220,613)	(14,817,185)	(1,351,686)	(5,022,473)
Contract owners’ equity beginning of period	18,929,666	35,384,794	11,065,293	20,702,285	14,965,168	29,782,353	9,163,876	14,186,349

Contract owners’ equity end of period	$21,384,407	$18,929,666	$7,992,316	$11,065,293	$13,744,555	$14,965,168	$7,812,190	$9,163,876

CHANGES IN UNITS:
Beginning units	827,165	1,496,626	573,667	1,127,639	756,633	1,496,718	517,699	812,402
Units purchased	3,341,656	4,671,278	1,410,826	3,942,358	2,796,724	1,769,884	1,055,644	1,318,253
Units redeemed	(3,238,125)	(5,340,739)	(1,505,346)	(4,496,330)	(2,848,005)	(2,509,969)	(1,045,217)	(1,612,956)

Ending units	930,696	827,165	479,147	573,667	705,352	756,633	528,126	517,699

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVSDL		RTEC		RTEL		RTRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(41,144)	$(27,706)	$(135,421)	$(115,372)	$1,824	$8,562	$(101,683)	$(128,629)
Realized gain (loss) on investments	218,661	430,410	592,782	686,781	(25,088)	54,366	(133,770)	1,836,307
Change in unrealized gain (loss) on investments	(175,510)	164,720	(530,910)	33,726	(65,080)	(71,121)	(1,113,144)	(124,008)
Reinvested capital gains	258,211	-	43,567	-	-	-	215,930	-

Net increase (decrease) in contract owners’ equity resulting from operations	260,218	567,424	(29,982)	605,135	(88,344)	(8,193)	(1,132,667)	1,583,670

Equity transactions:
Purchase payments received from contract owners (note 3)	2,648,446	545,100	702,948	649,725	77,542	78,008	370,250	662,503
Transfers between funds	(2,229,796)	2,465,741	(912,027)	3,287,110	85,521	110,521	(4,387,380)	(259,017)
Redemptions (note 3)	(3,139,783)	(628,980)	(1,009,842)	(937,998)	(168,789)	(84,330)	(742,811)	(1,495,162)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,373)	(777)	(3,870)	(3,759)	(256)	(165)	(4,055)	(4,194)
Adjustments to maintain reserves	(107)	(89)	(118)	(164)	(38)	(103)	(96)	(164)

Net equity transactions	(2,722,613)	2,380,995	(1,222,909)	2,994,914	(6,020)	103,931	(4,764,092)	(1,096,034)

Net change in contract owners’ equity	(2,462,395)	2,948,419	(1,252,891)	3,600,049	(94,364)	95,738	(5,896,759)	487,636
Contract owners’ equity beginning of period	3,757,287	808,868	9,837,345	6,237,296	1,138,272	1,042,534	10,200,613	9,712,977

Contract owners’ equity end of period	$1,294,892	$3,757,287	$8,584,454	$9,837,345	$1,043,908	$1,138,272	$4,303,854	$10,200,613

CHANGES IN UNITS:
Beginning units	560,826	150,484	527,975	362,371	126,898	117,499	355,267	410,896
Units purchased	4,357,533	5,669,221	694,359	1,289,754	292,627	1,221,987	270,400	993,911
Units redeemed	(4,738,558)	(5,258,879)	(764,560)	(1,124,150)	(291,768)	(1,212,588)	(451,091)	(1,049,540)

Ending units	179,801	560,826	457,774	527,975	127,757	126,898	174,576	355,267

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RUTL		RVWDL		GVFRB		GSBLMO
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$73,507	$23,240	$(7,429)	$(6,150)	$147,888	$(121,722)	$15,931	$(9,056)
Realized gain (loss) on investments	(736,383)	840,246	(168,674)	(92,545)	(134,140)	260,727	5,770	3,134
Change in unrealized gain (loss) on investments	(165,755)	170,463	5,500	(18,378)	(224,622)	(77,735)	(73,478)	15,899
Reinvested capital gains	-	-	-	-	20,380	-	3,293	-

Net increase (decrease) in contract owners’ equity resulting from operations	(828,631)	1,033,949	(170,603)	(117,073)	(190,494)	61,270	(48,484)	9,977

Equity transactions:
Purchase payments received from contract owners (note 3)	277,649	773,283	3,767	12,474	2,264,435	2,699,331	230,037	750,715
Transfers between funds	1,209	3,691,818	334,495	59,945	3,410,683	(261,472)	817,914	283,617
Redemptions (note 3)	(765,452)	(875,239)	(22,354)	(53,205)	(631,052)	(291,153)	(97,041)	(70,322)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,612)	(3,519)	(26)	(459)	(9,079)	(1,013)	(45)	(870)
Adjustments to maintain reserves	(137)	(112)	(30)	(9)	(156)	(63)	(33)	(21)

Net equity transactions	(491,343)	3,586,231	315,852	18,746	5,034,831	2,145,630	950,832	963,119

Net change in contract owners’ equity	(1,319,974)	4,620,180	145,249	(98,327)	4,844,337	2,206,900	902,348	973,096
Contract owners’ equity beginning of period	8,856,609	4,236,429	524,984	623,311	6,709,817	4,502,917	996,814	23,718

Contract owners’ equity end of period	$7,536,635	$8,856,609	$670,233	$524,984	$11,554,154	$6,709,817	$1,899,162	$996,814

CHANGES IN UNITS:
Beginning units	551,770	315,279	69,426	63,300	656,347	443,521	95,487	2,358
Units purchased	2,415,499	3,041,665	840,801	315,142	1,907,490	1,753,164	125,523	124,774
Units redeemed	(2,454,682)	(2,805,174)	(800,184)	(309,016)	(1,421,825)	(1,540,338)	(35,695)	(31,645)

Ending units	512,587	551,770	110,043	69,426	1,142,012	656,347	185,315	95,487

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RHYS		TRHS2		VWHAS		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(43,590)	$-	$(3,631)	$-	$(1,275)	$-	$(61,008)	$(77,587)
Realized gain (loss) on investments	(9,042)	-	(8,316)	-	(1,635)	-	(592,849)	392,706
Change in unrealized gain (loss) on investments	244	-	(97,834)	-	(67,587)	-	(913,535)	(1,427,435)
Reinvested capital gains	-	-	98,752	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,388)	-	(11,029)	-	(70,497)	-	(1,567,392)	(1,112,316)

Equity transactions:
Purchase payments received from contract owners (note 3)	904,244	-	1,537,689	-	772,134	-	1,234,398	2,258,745
Transfers between funds	1,350,645	-	25,786	-	25,367	-	(353,959)	(765,788)
Redemptions (note 3)	(1,367,547)	-	(6,699)	-	(1,234)	-	(188,820)	(246,024)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,749)	-	-	-	-	-	(2,152)	(3,796)
Adjustments to maintain reserves	1,650	-	(10)	-	(12)	-	(110)	(228)

Net equity transactions	884,243	-	1,556,766	-	796,255	-	689,357	1,242,909

Net change in contract owners’ equity	831,855	-	1,545,737	-	725,758	-	(878,035)	130,593
Contract owners’ equity beginning of period	-	-	-	-	-	-	4,061,072	3,930,479

Contract owners’ equity end of period	$831,855	$-	$1,545,737	$-	$725,758	$-	$3,183,037	$4,061,072

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	598,836	461,180
Units purchased	2,989,333	-	177,845	-	114,146	-	454,519	997,223
Units redeemed	(2,903,858)	-	(9,085)	-	(9,398)	-	(335,916)	(859,567)

Ending units	85,475	-	168,760	-	104,748	-	717,439	598,836

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRASP		WRENG		DXVIMF		DXVIC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(272,382)	$(289,452)	$(75)	$-	$76,308	$(5,381)	$(439)	$(141)
Realized gain (loss) on investments	(1,618,437)	550,905	(7)	-	(73,235)	82,804	(1,698)	(65)
Change in unrealized gain (loss) on investments	(4,576,040)	(6,068,427)	(4,498)	-	(51,411)	51,411	860	(860)
Reinvested capital gains	4,127,288	3,833,638	-	-	10,815	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,339,571)	(1,973,336)	(4,580)	-	(37,523)	128,834	(1,277)	(1,066)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,480,110	4,729,336	72,052	-	50,365	67,335	32,588	22,605
Transfers between funds	(3,588,744)	(3,975,609)	3,658	-	(669,940)	488,680	(51,632)	866
Redemptions (note 3)	(2,624,201)	(3,424,401)	(74)	-	(12,514)	(15,210)	(2,003)	(66)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,469)	(8,647)	-	-	-	-	-	-
Adjustments to maintain reserves	(133)	(216)	(1)	-	(11)	(16)	(11)	(4)

Net equity transactions	(2,743,437)	(2,679,537)	75,635	-	(632,100)	540,789	(21,058)	23,401

Net change in contract owners’ equity	(5,083,008)	(4,652,873)	71,055	-	(669,623)	669,623	(22,335)	22,335
Contract owners’ equity beginning of period	26,136,125	30,788,998	-	-	669,623	-	22,335	-

Contract owners’ equity end of period	$21,053,117	$26,136,125	$71,055	$-	$-	$669,623	$-	$22,335

CHANGES IN UNITS:
Beginning units	2,023,234	2,219,333	-	-	59,108	-	2,438	-
Units purchased	565,556	924,282	9,036	-	54,860	192,391	5,383	2,577
Units redeemed	(782,226)	(1,120,381)	(9)	-	(113,968)	(133,283)	(7,821)	(139)

Ending units	1,806,564	2,023,234	9,027	-	-	59,108	-	2,438

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DXVHY		FC2R		FEI2R		FG2R
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$8,639	$14,483	$(35,908)	$(57,097)	$(56,949)	$191,451	$(152,350)	$(209,231)
Realized gain (loss) on investments	(78,899)	60,365	2,179,561	928,318	(205,632)	470,193	716,442	3,302,279
Change in unrealized gain (loss) on investments	37,587	(77,295)	(2,634,566)	(222,618)	(685,480)	(42,482)	(290,705)	(1,642,415)
Reinvested capital gains	-	-	692,726	166,733	1,178,877	185,750	1,170,216	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,673)	(2,447)	201,813	815,336	230,816	804,912	1,443,603	1,450,633

Equity transactions:
Purchase payments received from contract owners (note 3)	197,085	1,052,512	1,158	14,606	746,519	2,065,019	772,615	3,133,258
Transfers between funds	(993,899)	(2,489,905)	(8,311,035)	110,196	(14,421,416)	1,665,799	(39,052,939)	18,589,007
Redemptions (note 3)	(216,903)	(117,106)	(223,273)	(1,283,797)	(380,350)	(1,173,108)	(1,258,790)	(2,110,096)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(21)	(8)	(70)	(166)	(5,003)	(2,455)	(42,489)	(8,906)
Adjustments to maintain reserves	(16)	(87)	(49)	(1)	(59)	(382)	(26)	566

Net equity transactions	(1,013,754)	(1,554,594)	(8,533,269)	(1,159,162)	(14,060,309)	2,554,873	(39,581,629)	19,603,829

Net change in contract owners’ equity	(1,046,427)	(1,557,041)	(8,331,456)	(343,826)	(13,829,493)	3,359,785	(38,138,026)	21,054,462
Contract owners’ equity beginning of period	1,046,427	2,603,468	8,331,456	8,675,282	13,829,493	10,469,708	38,138,026	17,083,564

Contract owners’ equity end of period	$-	$1,046,427	$-	$8,331,456	$-	$13,829,493	$-	$38,138,026

CHANGES IN UNITS:
Beginning units	99,835	243,208	336,677	386,322	785,259	635,670	2,163,708	1,062,979
Units purchased	275,173	377,462	11,831	38,944	91,807	348,858	128,847	2,402,132
Units redeemed	(375,008)	(520,835)	(348,508)	(88,589)	(877,066)	(199,269)	(2,292,555)	(1,301,403)

Ending units	-	99,835	-	336,677	-	785,259	-	2,163,708

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHI2R		GEM3		ACVIG3		ACVU3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,640)	$112,738	$-	$109	$13,173	$45,440	$(2,936)	$(7,330)
Realized gain (loss) on investments	(50,614)	(945,559)	-	(120,968)	(450,064)	841,918	121,927	71,368
Change in unrealized gain (loss) on investments	292,465	(197,163)	-	16,547	(814,974)	(204,704)	(140,350)	14,900
Reinvested capital gains	-	-	-	-	939,438	-	97,471	-

Net increase (decrease) in contract owners’ equity resulting from operations	238,211	(1,029,984)	-	(104,312)	(312,427)	682,654	76,112	78,938

Equity transactions:
Purchase payments received from contract owners (note 3)	336,809	1,089,246	-	532,736	930,976	2,365,737	20	12,456
Transfers between funds	(4,104,058)	1,499,085	-	(3,478,851)	(12,676,448)	5,001,792	(1,051,271)	695,165
Redemptions (note 3)	(128,842)	(1,108,844)	-	(79,079)	(752,817)	(720,898)	(68,676)	(157,093)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(349)	(2,461)	-	(226)	(4,158)	(1,742)	(9)	(2)
Adjustments to maintain reserves	(37)	(117)	-	(45)	(74)	(141)	(32)	(15)

Net equity transactions	(3,896,477)	1,476,909	-	(3,025,465)	(12,502,521)	6,644,748	(1,119,968)	550,511

Net change in contract owners’ equity	(3,658,266)	446,925	-	(3,129,777)	(12,814,948)	7,327,402	(1,043,856)	629,449
Contract owners’ equity beginning of period	3,658,266	3,211,341	-	3,129,777	12,814,948	5,487,546	1,043,856	414,407

Contract owners’ equity end of period	$-	$3,658,266	$-	$-	$-	$12,814,948	$-	$1,043,856

CHANGES IN UNITS:
Beginning units	333,474	290,706	-	312,339	660,331	310,052	57,799	25,186
Units purchased	329,396	2,548,689	-	81,756	96,772	540,248	2,810	44,094
Units redeemed	(662,870)	(2,505,921)	-	(394,095)	(757,103)	(189,969)	(60,609)	(11,481)

Ending units	-	333,474	-	-	-	660,331	-	57,799

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVV3		VWAR		RENF		HIBF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$47,269	$9,181	$(9,943)	$(26,035)	$(177,384)	$(156,679)	$-	$74,270
Realized gain (loss) on investments	1,643,597	1,046,082	(57,537)	9,513	(6,479,528)	142,778	-	52,432
Change in unrealized gain (loss) on investments	(1,989,611)	45,058	(17,497)	(51,033)	1,028,085	(5,056,504)	-	3,810
Reinvested capital gains	-	-	69,147	23,243	318,040	1,805,278	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(298,745)	1,100,321	(15,830)	(44,312)	(5,310,787)	(3,265,127)	-	130,512

Equity transactions:
Purchase payments received from contract owners (note 3)	232,209	1,244,170	12,837	342,974	1,260,709	1,847,759	-	(109)
Transfers between funds	(15,551,589)	5,407,868	(1,805,204)	(96,394)	1,041,873	10,502,823	-	(4,473,399)
Redemptions (note 3)	(900,265)	(1,361,989)	(11,403)	(47,525)	(823,079)	(1,370,419)	-	(465,494)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,183)	(1,385)	-	(657)	(2,596)	(3,145)	-	(2,443)
Adjustments to maintain reserves	(98)	(109)	(17)	(61)	(1,120)	(2,425)	-	(26)

Net equity transactions	(16,222,926)	5,288,555	(1,803,787)	198,337	1,475,787	10,974,593	-	(4,941,471)

Net change in contract owners’ equity	(16,521,671)	6,388,876	(1,819,617)	154,025	(3,835,000)	7,709,466	-	(4,810,959)
Contract owners’ equity beginning of period	16,521,671	10,132,795	1,819,617	1,665,592	15,842,992	8,133,526	-	4,810,959

Contract owners’ equity end of period	$-	$16,521,671	$-	$1,819,617	$12,007,992	$15,842,992	$-	$-

CHANGES IN UNITS:
Beginning units	767,059	525,812	188,357	168,013	759,621	306,654	-	308,078
Units purchased	100,871	442,319	3,398	47,527	1,241,184	1,499,012	-	3,069
Units redeemed	(867,930)	(201,072)	(191,755)	(27,183)	(1,160,936)	(1,046,045)	-	(311,147)

Ending units	-	767,059	-	188,357	839,869	759,621	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF3		GBF3		GVIDA6		NVDBL6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$230	$-	$25,417	$-	$(14,523)	$-	$(3,201)
Realized gain (loss) on investments	-	306,536	-	(613,313)	-	1,300,974	-	113,381
Change in unrealized gain (loss) on investments	-	(280,088)	-	720,536	-	(1,293,289)	-	(104,267)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	26,678	-	132,640	-	(6,838)	-	5,913

Equity transactions:
Purchase payments received from contract owners (note 3)	-	64,200	-	291,638	-	215,540	-	114,653
Transfers between funds	-	(1,875,430)	-	(7,946,919)	-	(6,130,155)	-	(1,317,432)
Redemptions (note 3)	-	(56,751)	-	(1,550,941)	-	(530,717)	-	(131,731)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(189)	-	(2,089)	-	(201)	-	-
Adjustments to maintain reserves	-	(12,841)	-	(26)	-	(19)	-	(10)

Net equity transactions	-	(1,881,011)	-	(9,208,337)	-	(6,445,552)	-	(1,334,520)

Net change in contract owners’ equity	-	(1,854,333)	-	(9,075,697)	-	(6,452,390)	-	(1,328,607)
Contract owners’ equity beginning of period	-	1,854,333	-	9,075,697	-	6,452,390	-	1,328,607

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	113,926	-	669,943	-	379,377	-	106,233
Units purchased	-	10,697	-	65,376	-	26,950	-	24,240
Units redeemed	-	(124,623)	-	(735,319)	-	(406,327)	-	(130,473)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVDCA6		GVIDC6		GVIDM6		GVDMA6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(4,110)	$-	$(29,281)	$-	$(48,920)	$-	$(13,773)
Realized gain (loss) on investments	-	138,912	-	202,155	-	3,247,146	-	1,574,165
Change in unrealized gain (loss) on investments	-	(127,290)	-	(64,588)	-	(3,093,414)	-	(1,534,223)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	7,512	-	108,286	-	104,812	-	26,169

Equity transactions:
Purchase payments received from contract owners (note 3)	-	165,849	-	1,506,394	-	89,477	-	190,462
Transfers between funds	-	(1,402,133)	-	(10,935,807)	-	(18,202,468)	-	(7,127,211)
Redemptions (note 3)	-	(47,904)	-	(589,641)	-	(928,382)	-	(163,396)
Annuity benefits	-	-	-	-	-	(1,678)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(664)	-	(1,257)	-	(812)
Adjustments to maintain reserves	-	12	-	(5)	-	(4,286)	-	(43)

Net equity transactions	-	(1,284,176)	-	(10,019,723)	-	(19,048,594)	-	(7,101,000)

Net change in contract owners’ equity	-	(1,276,664)	-	(9,911,437)	-	(18,943,782)	-	(7,074,831)
Contract owners’ equity beginning of period	-	1,276,664	-	9,911,437	-	18,943,782	-	7,074,831

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	96,385	-	768,696	-	1,230,727	-	427,296
Units purchased	-	18,553	-	171,902	-	89,361	-	17,103
Units redeemed	-	(114,938)	-	(940,598)	-	(1,320,088)	-	(444,399)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMC6		GVDIV6		SCGF3		SCVF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(26,209)	$-	$56,281	$-	$(9,095)	$-	$(3,476)
Realized gain (loss) on investments	-	952,225	-	157,622	-	99,734	-	380,731
Change in unrealized gain (loss) on investments	-	(860,071)	-	(246,132)	-	(246,631)	-	(428,283)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	65,945	-	(32,229)	-	(155,992)	-	(51,028)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	189,313	-	289,986	-	216,988	-	214,763
Transfers between funds	-	(9,041,849)	-	(2,788,321)	-	(1,773,648)	-	(2,784,204)
Redemptions (note 3)	-	(803,524)	-	(33,587)	-	(15,914)	-	(92,591)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(4,664)	-	(106)	-	(69)	-	(1,382)
Adjustments to maintain reserves	-	(28)	-	(43)	-	(15)	-	9

Net equity transactions	-	(9,660,752)	-	(2,532,071)	-	(1,572,658)	-	(2,663,405)

Net change in contract owners’ equity	-	(9,594,807)	-	(2,564,300)	-	(1,728,650)	-	(2,714,433)
Contract owners’ equity beginning of period	-	9,594,807	-	2,564,300	-	1,728,650	-	2,714,433

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	671,052	-	210,197	-	108,907	-	132,331
Units purchased	-	44,551	-	67,605	-	31,617	-	35,824
Units redeemed	-	(715,603)	-	(277,802)	-	(140,524)	-	(168,155)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCF3
	2015	2014
Investment activity:
Net investment income (loss)	$-	$(13,575)
Realized gain (loss) on investments	-	793,825
Change in unrealized gain (loss) on investments	-	(944,694)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(164,444)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	325,007
Transfers between funds	-	(3,402,921)
Redemptions (note 3)	-	(40,766)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	(82)
Adjustments to maintain reserves	-	(8)

Net equity transactions	-	(3,118,770)

Net change in contract owners’ equity	-	(3,283,214)
Contract owners’ equity beginning of period	-	3,283,214

Contract owners’ equity end of period	$-	$-

CHANGES IN UNITS:
Beginning units	-	142,009
Units purchased	-	28,592
Units redeemed	-	(170,601)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

INVESCO INVESTMENTS

V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

ALPS FUNDS

VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

Insurance Series(R) - International Fund: Class 4 (AMVI4)

Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

Global Allocation V.I. Fund - Class III (MLVGA3)

VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Global Technology Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Short Duration Income Portfolio: Class VC (LOVSDC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Mid Cap Value Portfolio - Service Class (MV3MVS)

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

Utilities Series - Service Class (MVUSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

NVIT Flexible Fixed Income Fund Class P (NVFIP)

NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

American Century NVIT Growth Fund - Class II (CAF2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)

Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

PIMCO FUNDS

Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class 2 (FHI2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Equity Income Fund: Class IB (PVEIB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI International Growth Fund - Series II Shares (AVIE2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

Variable Trust - Biotechnology Fund (RBF)

Variable Fund - CLS AdvisorOne Clermont (RVCLR)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Series M (Macro Opportunities Series) (GSBLMO)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Energy (WRENG)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules. After the purchase payment has been held in the contract for 7 years, the charge is 0%. Exceptions include: MarketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year; marketFLEX Advisor, for which no contingent deferred sales charge is deducted; Nationwide Destination Freedom+, which declines at 1% each year for the first 3 years beginning after the purchase payment has been held in the contact for one year, then 2% and after the purchase payment has been held in the contract for 5 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. For Nationwide Destination Freedom+, the Company deducts a contract maintenance charge of $50 if the Contract Value is less than $50,000 on such Contract Anniversary.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity	Nationwide Destination Freedom+
Variable Account Charges:
Mortality and Expense Risk Charge	1.25%	1.15%	1.05%	0.25%	0.85%
Administrative Charge	0.05%	0.00%	0.20%	0.20%	0.15%
CDSC Option:
Four Year CDSC	-	-	0.35%	-	-
No CDSC	-	0.20%	0.40%	-	0.35%
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-	0.30%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%	-
4% Extra Value Credit Option	-	-	0.55%	0.55%	-
iFLEX Option	-	-	0.60%	-	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take. Note: May not be elected if the No CDSC option is elected.
Maximum Variable Account Charges(1)	1.30%	2.05%	3.10%	1.20%	1.65%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2015.

	Total	IVEW52	AAEIP3	ARLPE3	AMVGS4	AMVI4	AMVBC4	AMVNW4

0.45%	$368,431	$-	$126	$9	$345	$-	$-	$-
0.65%	55,735	-	318	65	304	-	-	-
0.70%	2,138	-	-	-	-	-	-	-
0.80%	140	-	-	-	-	-	-	-
0.85%	17,050	-	-	-	-	134	-	-
0.90%	528	-	-	-	-	-	-	-
0.95%	5,470	-	-	-	-	-	-	-
1.00%	60,668	299	19	20	186	412	583	98
1.05%	7,846	-	-	-	-	-	-	-
1.10%	2,532	-	-	-	-	-	-	-
1.15%	1,720,781	79	2,730	-	280	-	-	32
1.20%	18,042	65	25	47	108	-	410	110
1.25%	2,652,288	-	9,340	1,127	8,061	-	-	-
1.30%	50,030	194	21	90	141	47	474	43
1.35%	2,958,635	561	5,596	673	2,963	-	7	121
1.40%	685,438	-	49	-	533	-	-	-
1.45%	537,455	-	1,250	289	1,230	-	-	-
1.55%	2,540,609	-	9,865	3,430	4,203	43	-	-
1.60%	2,918,007	-	6,893	462	6,024	-	-	-
1.65%	2,878,896	214	4,456	465	6,243	-	429	12
1.80%	1,478,274	-	839	514	1,132	-	-	-
1.85%	404,300	-	1,631	840	1,766	-	-	-
1.90%	1,744,527	-	3,146	436	2,465	-	-	-
1.95%	587,072	-	869	43	1,832	-	-	-
2.00%	183,955	-	19	-	398	-	-	-
2.05%	18,514	-	-	-	-	-	-	-
2.10%	556,481	-	549	-	2,013	-	-	-
2.15%	361,852	-	2	280	1,852	-	-	-
2.20%	116,690	-	78	-	-	-	-	-
2.25%	9,720	-	-	-	-	-	-	-
2.30%	103,447	-	-	-	-	-	-	-
2.35%	72,512	-	4	-	264	-	-	-
2.40%	10,358	-	-	-	-	-	-	-
2.45%	111,525	-	-	-	207	-	-	-
2.50%	113,781	-	-	-	-	-	-	-
2.55%	584	-	-	-	-	-	-	-
2.85%	8,831	-	-	-	-	-	-	-

Totals	$23,363,142	$1,412	$47,825	$8,790	$42,550	$636	$1,903	$416

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	AMVCB4	BRVHY3	MLVGA3	BRVDA3	CSCRS	DWVSVS	ETVFR	FRESS2

0.45%	$28	$-	$2,790	$8	$277	$-	$109	$-
0.65%	-	-	589	11	83	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	68	-	-	-	-	-
0.85%	12	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	156	-	-	-	-	-
1.00%	249	484	349	-	-	179	398	312
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	140	-	34,089	-	672	-	93	-
1.20%	167	55	222	-	-	26	22	-
1.25%	2,389	-	40,231	673	1,485	-	199	-
1.30%	320	54	319	-	-	225	100	208
1.35%	1,260	281	57,849	985	441	3	1,464	-
1.40%	-	-	20,007	-	33	-	18	-
1.45%	2,156	-	17,726	32	129	-	866	-
1.55%	1,040	-	61,100	63	817	5	492	24
1.60%	577	-	41,180	43	480	-	1,333	-
1.65%	11,271	-	62,499	94	195	26	3,680	6
1.80%	930	-	30,816	21	550	-	427	-
1.85%	886	-	11,386	103	79	-	312	-
1.90%	226	-	37,338	12	343	-	201	-
1.95%	2,132	-	10,967	631	131	-	90	-
2.00%	33	-	6,812	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,335	-	9,261	-	664	-	18	-
2.15%	293	-	2,896	-	95	-	28	-
2.20%	-	-	3,903	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	347	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	406	13	-	-	41	-
2.50%	211	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$25,655	$874	$453,306	$2,689	$6,474	$464	$9,891	$550

	FVSIS2	GVGMNS	GVHQFA	GVSIA	IVBRA2	JPIGA2	JPIIB2	JABS

0.45%	$16	$-	$-	$40	$1	$-	$-	$-
0.65%	7	-	-	-	4	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	226	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	144	12	47	64	7	-	1	59
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	475	-	50	-	891	-	-	-
1.20%	9	-	50	-	-	-	-	38
1.25%	2,456	187	3,317	509	7,044	-	-	-
1.30%	121	-	157	-	13	-	-	34
1.35%	278	-	330	591	1,788	270	-	9
1.40%	796	-	18	-	726	-	-	-
1.45%	452	2,657	806	491	4,313	-	-	-
1.55%	2,800	1,053	3,004	364	3,155	22	-	4
1.60%	930	864	729	79	4,826	-	-	-
1.65%	2,246	174	250	1,657	2,461	-	-	-
1.80%	289	14	48	88	6,448	-	-	-
1.85%	902	934	752	300	1,639	-	-	-
1.90%	718	351	-	3,354	2,044	-	-	-
1.95%	631	173	1,195	159	2,107	-	-	-
2.00%	194	-	-	-	157	-	-	-
2.05%	-	-	481	-	-	-	-	-
2.10%	205	65	-	20	363	-	-	-
2.15%	237	140	-	-	132	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	133	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	968	-	-	-	-	-
2.40%	-	-	-	-	1,282	-	-	-
2.45%	-	41	-	-	21	-	-	-
2.50%	-	-	375	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$13,906	$6,665	$12,710	$7,716	$39,648	$292	$1	$144

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	JAMGS	JAFBS	JAGTS	LZREMS	LPVCA2	LOVTRC	LOVSDC	MV3MVS

0.45%	$-	$-	$-	$309	$-	$-	$-	$-
0.65%	-	-	-	51	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	21	-	-	229	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	566	469	144	463	103	315	389	327
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	32	55	-	707	-	-	-	-
1.20%	95	44	71	148	4	252	46	83
1.25%	-	-	-	6,027	-	-	-	-
1.30%	317	328	274	406	335	85	13	77
1.35%	106	24	1	2,100	-	-	607	-
1.40%	-	-	-	61	-	-	-	-
1.45%	-	-	-	3,546	-	-	-	-
1.55%	5	-	1	11,098	-	-	-	-
1.60%	-	-	-	6,141	-	-	-	-
1.65%	3	51	5	5,759	-	211	-	-
1.80%	-	-	-	3,145	-	-	-	-
1.85%	-	-	-	2,095	-	-	-	-
1.90%	-	-	-	3,653	-	-	-	-
1.95%	-	-	-	2,307	-	-	-	-
2.00%	-	-	-	15	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	142	-	-	-	-
2.15%	-	-	-	8	-	-	-	-
2.20%	-	-	-	134	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	89	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$1,124	$971	$496	$48,425	$442	$863	$1,284	$487

	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB	MSVGT2

0.45%	$-	$14	$-	$-	$98	$414	$333	$4
0.65%	-	170	-	-	63	72	117	4
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	32	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	182	-	84	385	159	137	635	-
1.05%	-	-	-	-	-	-	3	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	821	-	48	1,850	1,243	1,212	1,732
1.20%	-	-	-	98	72	48	229	-
1.25%	-	3,293	-	-	4,687	8,676	7,897	4,123
1.30%	214	4	121	200	65	137	438	-
1.35%	-	2,485	97	19	449	1,841	501	2,347
1.40%	-	5,550	-	-	30	203	58	144
1.45%	-	1,739	-	-	2,384	2,219	2,417	1,029
1.55%	13	2,288	-	8	7,249	5,904	8,309	3,622
1.60%	-	5,105	-	-	929	2,279	11,001	3,354
1.65%	-	5,508	-	-	1,143	1,017	12,140	2,654
1.80%	-	2,231	-	-	751	2,254	3,958	2,488
1.85%	-	1,589	-	-	697	741	7,092	874
1.90%	-	3,271	-	-	15	1,596	4,143	3,329
1.95%	-	1,022	-	-	407	896	3,569	670
2.00%	-	-	-	-	166	142	255	68
2.05%	-	-	-	-	-	-	-	-
2.10%	-	653	-	-	127	546	1,474	501
2.15%	-	-	-	-	161	502	1,217	-
2.20%	-	229	-	-	-	76	-	413
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	143	-
2.40%	-	-	-	-	1,276	504	-	-
2.45%	-	13	-	-	164	38	70	-
2.50%	-	-	-	-	-	-	130	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$409	$35,985	$302	$758	$22,942	$31,485	$67,373	$27,356

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	VKVGR2	NVBX	NVIX	NLFOSP	NVFIP	NVFMGP	NAMGI2	NAMAA2

0.45%	$178	$1,047	$382	$-	$-	$-	$-	$-
0.65%	184	-	209	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	53	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	901	212	338	16	10	3	1,715	1,226
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,553	4,051	2,023	-	-	-	-	-
1.20%	377	-	18	-	-	30	138	56
1.25%	7,041	14,988	9,188	284	353	1,401	-	-
1.30%	787	79	268	11	25	253	-	61
1.35%	1,597	6,660	5,445	299	9	-	188	-
1.40%	675	84	114	114	-	-	-	-
1.45%	4,897	2,621	984	4,419	3,713	4,230	-	-
1.55%	22,876	2,672	2,707	1,101	53	782	-	-
1.60%	25,153	1,838	2,699	2,639	84	2,640	-	-
1.65%	11,074	2,283	14,027	5,437	3,238	4,739	-	-
1.80%	3,408	11,557	1,486	21	991	332	-	-
1.85%	3,986	3,495	542	360	250	357	-	-
1.90%	7,896	1,111	406	1,270	95	2,740	-	-
1.95%	2,737	1,110	456	226	344	1,684	-	-
2.00%	210	301	12	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,608	1,612	1,533	302	-	-	-	-
2.15%	660	393	-	-	-	-	-	-
2.20%	788	-	220	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	323	17	-	-	-	-	-
2.40%	534	-	-	-	-	-	-	-
2.45%	288	-	-	-	-	-	-	-
2.50%	82	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$99,543	$56,437	$43,074	$16,499	$9,165	$19,191	$2,041	$1,343

	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM

0.45%	$-	$701	$-	$-	$-	$-	$19	$162
0.65%	-	807	-	-	-	-	-	234
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	416	-	368	564	182	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	137	-
1.00%	226	1,537	24	238	386	630	1	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	25,432	-	-	-	-	11,469	2,262
1.20%	-	437	-	22	294	293	-	-
1.25%	-	40,450	-	-	-	-	3,890	5,643
1.30%	108	367	172	231	287	81	-	-
1.35%	139	39,651	-	410	50	305	9,556	1,481
1.40%	-	20,240	-	-	-	-	3,186	327
1.45%	-	13,059	-	-	-	-	-	968
1.55%	-	45,712	-	-	12	-	11,153	7,680
1.60%	-	25,631	-	-	-	-	282	6,673
1.65%	-	55,126	-	3	-	498	1,288	8,459
1.80%	-	16,620	-	-	-	-	269	3,159
1.85%	-	18,489	-	-	-	-	-	589
1.90%	-	19,282	-	-	-	-	283	4,026
1.95%	-	17,341	-	-	-	-	-	3,511
2.00%	-	6,568	-	-	-	-	-	56
2.05%	-	-	-	-	-	-	-	-
2.10%	-	5,439	-	-	-	-	-	2,113
2.15%	-	7,906	-	-	-	-	-	566
2.20%	-	10,619	-	-	-	-	-	8
2.25%	-	-	-	-	-	-	-	-
2.30%	-	12,768	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	8,891	-	-	-	-	-	-
2.50%	-	1,148	-	-	-	-	-	347
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$473	$394,637	$196	$1,272	$1,593	$1,989	$41,533	$48,264

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GEM2	NVIE6	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.45%	$-	$-	$-	$311	$1,429	$90	$58	$1,452
0.65%	-	-	-	-	1,116	439	20	541
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	343	354	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	129	7	105	25	163	-	26	129
1.05%	-	-	-	-	-	-	-	3,644
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	1,546	15,148	9,140	9,809	15,702
1.20%	-	-	-	-	116	-	-	-
1.25%	-	-	-	11,652	43,768	19,330	13,967	38,921
1.30%	11	-	51	-	56	89	112	-
1.35%	-	-	-	14,016	8,563	1,213	14,655	53,329
1.40%	-	-	-	469	5,340	1,120	1,539	6,673
1.45%	-	-	-	630	5,762	11,483	2,040	7,645
1.55%	-	-	-	6,922	18,405	26,357	11,800	35,688
1.60%	-	-	-	16,357	36,732	49,424	18,804	78,086
1.65%	-	-	-	15,227	14,608	27,935	59,946	148,024
1.80%	-	-	-	1,931	8,505	14,538	4,473	18,810
1.85%	-	-	-	345	8,955	22,829	14,178	6,856
1.90%	-	-	-	5,294	12,497	18,133	91,244	17,085
1.95%	-	-	-	467	3,500	15,002	14,967	18,301
2.00%	-	-	-	-	165	5,464	504	6,977
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	326	1,002	1,446	-	3,233
2.15%	-	-	-	-	242	5,015	5,500	2,377
2.20%	-	-	-	-	1,405	-	2,803	2,480
2.25%	-	-	-	-	-	-	272	-
2.30%	-	-	-	-	51	-	175	599
2.35%	-	-	-	-	184	-	-	-
2.40%	-	-	-	-	-	-	-	180
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	117	557	-	2,459
2.55%	-	-	-	-	-	99	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$140	$7	$156	$75,518	$188,172	$230,057	$266,892	$469,191

	NVCMA2	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2

0.45%	$509	$159	$-	$1,829	$5,578	$-	$1,512	$-
0.65%	16	5	-	89	-	-	220	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	55	-	-	37	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	748	-	-	-	-	287	-
1.00%	165	166	235	246	247	55	-	113
1.05%	-	-	-	31	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	11,455	372	-	4,342	2,985	-	17,495	-
1.20%	-	-	-	-	-	-	-	-
1.25%	6,096	12,816	-	15,397	5,957	-	10,575	-
1.30%	-	-	61	47	-	88	-	71
1.35%	7,799	39,301	7	8,687	2,811	-	22,877	16
1.40%	6,131	3,112	-	1,069	745	-	5,361	-
1.45%	6,568	1,284	-	1,024	574	-	1,757	-
1.55%	1,754	1,081	-	9,073	1,743	-	20,663	-
1.60%	7,193	38,531	-	63,818	8,533	-	11,385	-
1.65%	9,234	112,047	-	33,697	3,490	53	20,399	-
1.80%	10,533	7,311	-	8,875	1,788	-	6,252	-
1.85%	369	3,721	-	1,292	292	-	2,181	-
1.90%	1,243	13,219	-	18,918	3,029	-	1,918	-
1.95%	255	459	-	4,856	1,840	-	5,041	-
2.00%	805	315	-	565	87	-	1,268	-
2.05%	-	-	-	-	-	-	1,286	-
2.10%	14	-	-	5,015	7,317	-	2,195	-
2.15%	535	1,683	-	1,154	-	-	709	-
2.20%	1,069	3,030	-	70	52	-	4	-
2.25%	-	-	-	293	-	-	346	-
2.30%	-	-	-	-	95	-	-	-
2.35%	-	-	-	818	-	-	3,026	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,672	-	-	160	-	-	-	-
2.50%	882	516	-	-	5	-	1,224	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	8,831	-	-	-	-	-	-

Totals	$74,297	$248,707	$303	$181,420	$47,168	$196	$138,018	$200

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

0.45%	$69	$27	$1,043	$484	$533	$6,538	$457	$1,738
0.65%	542	98	34	-	38	600	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	2,325	-	543	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	23	603	2,359	807	3,038	1,035	912
1.05%	-	-	-	-	-	3,655	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,727	11,036	12,101	2,332	26,652	55,151	19,862	11,009
1.20%	-	-	84	-	-	5,132	757	264
1.25%	4,305	8,570	10,374	8,047	9,234	13,716	5,777	19,089
1.30%	-	-	-	-	-	2,075	2,702	75
1.35%	1,366	20,560	12,137	426	25,788	67,139	26,133	37,959
1.40%	324	2,468	632	85	2,312	19,660	9,373	18,179
1.45%	679	394	4,028	2,974	268	5,046	2,021	10
1.55%	1,984	2,404	3,107	5,788	19,387	42,361	16,607	8,520
1.60%	1,711	29,037	4,877	8,949	13,560	21,946	11,678	11,193
1.65%	2,021	450	6,840	20,037	44,786	38,156	3,664	17,147
1.80%	1,216	5,642	1,297	1,093	1,647	6,262	1,192	106
1.85%	6	72	-	118	1,280	8,632	1,010	341
1.90%	2,766	4,161	1,453	2,102	2,539	5,134	3,833	15,459
1.95%	279	1,332	739	1,249	3,284	4,332	2,084	7,310
2.00%	438	-	1,587	-	79	2,977	-	215
2.05%	12	-	-	-	-	-	-	1,261
2.10%	414	1,357	238	293	-	940	-	3,021
2.15%	1,466	102	40	-	1,928	-	217	240
2.20%	54	-	-	30	7	141	-	15
2.25%	-	-	-	165	-	-	-	688
2.30%	1,391	-	703	3,032	-	51	-	726
2.35%	47	-	-	-	-	26	-	2,473
2.40%	-	-	-	-	-	-	-	-
2.45%	826	-	-	-	45	698	2,538	525
2.50%	4,011	30	-	297	1,390	2,640	263	1,431
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$27,654	$87,763	$61,917	$62,185	$155,564	$316,589	$111,203	$159,906

	MCIF	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2

0.45%	$676	$-	$654	$241	$867	$791	$-	$594
0.65%	-	-	94	-	95	135	-	32
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	36	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	91	-	-
1.00%	381	-	28	16	232	107	-	125
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,337	-	1,390	3,091	4,732	3,348	175	3,975
1.20%	58	-	-	-	-	21	-	49
1.25%	6,507	-	4,760	3,252	5,822	9,147	-	9,088
1.30%	423	1,359	44	55	-	9	-	74
1.35%	3,963	-	7,703	8,826	2,025	2,856	2,304	7,348
1.40%	333	-	928	131	1,436	1,886	764	533
1.45%	483	-	546	1,063	942	1,362	-	3,632
1.55%	2,616	-	5,201	3,776	5,696	6,755	34	7,797
1.60%	5,962	-	8,030	15,324	5,782	4,281	248	11,348
1.65%	8,953	-	6,224	5,327	4,992	10,357	-	19,269
1.80%	3,653	-	2,537	3,543	18,048	19,470	-	12,075
1.85%	943	-	305	116	120	793	-	1,104
1.90%	3,014	-	11,724	6,957	3,937	5,902	-	8,845
1.95%	1,134	-	4,145	1,140	4,592	6,341	-	1,985
2.00%	178	-	105	394	1,696	1,635	-	1,567
2.05%	-	-	-	-	-	-	-	-
2.10%	142	-	842	2,792	5,542	4,893	-	7,341
2.15%	43	-	35	310	757	3,207	-	1,397
2.20%	33	-	-	-	-	-	-	53
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	1,352
2.35%	21	-	-	-	331	135	-	620
2.40%	-	-	-	-	47	-	-	52
2.45%	17	-	872	918	132	227	-	893
2.50%	-	-	-	-	3,862	-	-	987
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$40,870	$1,359	$56,203	$57,272	$71,685	$83,749	$3,525	$102,135

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.45%	$2,254	$259	$-	$2,206	$-	$214	$-	$1,010
0.65%	57	46	-	136	-	89	-	154
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	184	-	-	-	50
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	43	-	-	-	-
1.00%	295	-	400	-	95	-	110	125
1.05%	-	-	-	-	-	-	-	17
1.10%	-	-	-	-	-	-	-	-
1.15%	5,542	3,460	24	1,898	40	7,481	-	504
1.20%	5	-	-	-	81	4	-	-
1.25%	12,100	3,175	-	5,539	-	3,351	-	5,556
1.30%	114	-	105	-	-	-	-	271
1.35%	12,982	3,984	-	5,837	3	13,318	-	2,191
1.40%	950	1,250	-	3,322	-	3,307	-	1,416
1.45%	1,832	97	-	392	-	394	-	7,973
1.55%	7,531	4,488	-	5,012	-	5,984	-	5,002
1.60%	16,407	5,112	-	10,195	-	2,961	-	5,093
1.65%	11,003	2,285	5	6,941	-	3,358	-	15,693
1.80%	6,098	9,097	-	6,027	-	1,333	-	2,833
1.85%	2,311	80	-	1,024	-	140	-	1,205
1.90%	8,294	3,688	-	6,195	-	888	-	14,550
1.95%	3,415	347	-	1,902	-	158	-	2,216
2.00%	877	1,100	-	338	-	-	-	289
2.05%	21	-	-	-	-	-	-	-
2.10%	3,639	3,375	-	3,009	-	1,204	-	3,920
2.15%	606	893	-	645	-	-	-	1,576
2.20%	-	258	-	818	-	-	-	-
2.25%	-	-	-	-	-	-	-	286
2.30%	-	-	-	-	-	-	-	-
2.35%	261	165	-	181	-	-	-	261
2.40%	-	26	-	-	-	-	-	-
2.45%	635	64	-	377	-	-	-	91
2.50%	-	993	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$97,229	$44,242	$534	$62,221	$219	$44,184	$110	$72,282

	NVSTB2	NVOLG2	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2

0.45%	$570	$-	$-	$-	$386	$101,886	$3,018	$309
0.65%	663	-	-	-	130	12,923	-	26
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	1,595	170	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	76	-	-
1.00%	14	301	72	171	404	5,893	169	-
1.05%	-	-	-	-	-	145	-	-
1.10%	-	-	-	-	-	232	-	-
1.15%	18,793	-	56	-	4,763	279,861	-	445
1.20%	-	49	-	-	317	381	-	3
1.25%	13,626	-	-	-	9,252	335,839	29,335	3,574
1.30%	415	61	127	-	-	390	88	-
1.35%	11,386	194	3	-	4,667	560,901	13	27
1.40%	93	-	-	-	622	143,638	597	304
1.45%	729	-	-	-	1,848	62,795	-	27
1.55%	27,367	-	-	-	4,378	284,207	958	751
1.60%	5,188	-	-	-	1,978	337,566	22,930	1,154
1.65%	6,119	3	-	-	5,248	386,567	14,968	8,472
1.80%	2,613	-	-	-	2,407	398,580	346	626
1.85%	21,017	-	-	-	849	39,386	32	-
1.90%	2,505	-	-	-	5,454	150,553	11,380	2,656
1.95%	2,963	-	-	-	880	41,261	-	90
2.00%	515	-	-	-	331	12,005	-	-
2.05%	-	-	-	-	-	502	-	-
2.10%	632	-	-	-	2,408	111,097	-	-
2.15%	79	-	-	-	66	29,885	3,579	-
2.20%	30	-	-	-	106	21,081	-	24
2.25%	2	-	-	-	-	3,014	-	-
2.30%	-	-	-	-	-	29,155	-	599
2.35%	246	-	-	-	-	6,722	-	-
2.40%	-	-	-	-	-	207	-	-
2.45%	367	-	-	-	278	16,399	-	-
2.50%	-	-	-	-	599	13,095	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$115,932	$608	$258	$171	$47,371	$3,387,837	$87,583	$19,087

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS

0.45%	$2	$-	$-	$-	$721	$733	$-	$-
0.65%	16	16	-	-	39	359	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	91	228	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	1,173	263	2,164	24	113
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	281	-	15	-	778	3,834	-	-
1.20%	-	-	-	-	97	352	-	-
1.25%	247	594	5,291	1,293	2,831	52,383	-	172
1.30%	-	-	-	-	295	1,746	245	9
1.35%	333	67	1,182	26	2,396	13,153	358	47
1.40%	-	-	376	-	22	599	-	81
1.45%	4,022	147	-	-	28	5,884	-	18
1.55%	1,564	11,231	1,363	3,135	1,626	15,609	-	1,220
1.60%	390	489	610	195	6,888	18,876	-	50
1.65%	6,897	1,351	4,410	122	9,932	11,958	-	715
1.80%	892	1,149	211	379	2,208	16,186	-	-
1.85%	1,433	352	877	-	496	10,337	-	-
1.90%	748	366	298	345	3,333	9,085	-	-
1.95%	-	19	-	1,610	1,240	3,690	-	52
2.00%	-	180	-	41	-	322	-	-
2.05%	-	-	-	-	-	246	-	-
2.10%	187	409	-	85	109	1,324	-	150
2.15%	-	3,106	-	-	942	2,817	-	-
2.20%	405	4	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	32	-	-	104	413	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	262	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$17,417	$19,512	$14,633	$8,404	$34,348	$172,423	$855	$2,627

	NO7TB	NOVMH2	NOVPI2	NOTBBA	PMUBA	PMVSTA	ALVBWB	ACVIG

0.65%	$339	$29	$68	$7	$-	$-	$486	$84
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	66	-	-	82
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	82	55	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,264	782	2,060	2,046	214	-	1,007	3,897
1.20%	-	-	-	-	-	7	-	-
1.25%	2,592	6,118	18,425	40,883	6,736	-	6,338	7,465
1.30%	-	-	-	-	-	78	-	-
1.35%	2,633	570	1,096	4,355	1,734	17	5,711	6,063
1.40%	48	-	-	4	218	-	1,086	2,575
1.45%	610	4,834	5,066	1,383	2,419	-	-	828
1.55%	8,425	7,929	13,619	11,409	14,139	-	357	8,322
1.60%	431	10,559	26,957	15,490	5,102	-	4,212	8,082
1.65%	4,966	46,600	43,690	133,335	14,588	-	1,024	6,622
1.80%	693	3,426	8,555	24,839	1,001	-	485	1,522
1.85%	222	3,856	4,686	9,952	4,174	-	-	492
1.90%	2,763	20,037	16,813	6,729	2,481	-	-	4,729
1.95%	2,028	2,019	7,408	1,414	10,026	-	164	2,952
2.00%	-	191	395	2,131	218	-	-	84
2.05%	-	-	-	-	-	-	-	-
2.10%	2,653	4,231	1,909	1,160	208	-	-	788
2.15%	-	676	1,514	-	146	-	241	1,084
2.20%	-	97	-	3,626	1,410	-	-	1,022
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	939	-
2.35%	-	214	20	33	-	-	-	7
2.40%	-	-	988	-	-	-	-	-
2.45%	778	-	495	-	-	-	-	127
2.50%	-	83	79	-	-	-	-	224
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$30,445	$112,647	$154,310	$260,823	$65,168	$157	$22,292	$57,362

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ACVIP2	ACVU1	ACVV	DVMCSS	FQB	FC2	FAM2	FB2

0.45%	$956	$-	$743	$236	$-	$-	$1,672	$-
0.65%	745	-	104	94	-	-	516	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	130	-	142	232	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	69	-	-	63	-	-
1.00%	104	-	23	420	-	-	-	137
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,810	3,821	6,347	360	-	15,231	1,369	-
1.20%	93	-	-	20	-	-	-	26
1.25%	20,459	-	9,386	3,384	-	-	1,837	-
1.30%	97	-	-	161	67	-	-	50
1.35%	4,727	660	20,858	2,148	-	26,689	892	-
1.40%	3,463	339	4,354	1,437	-	13,071	259	-
1.45%	5,158	-	4,663	132	-	-	467	-
1.55%	34,499	31	13,832	2,333	-	8,713	658	-
1.60%	20,532	168	3,890	2,020	-	2,021	1,227	-
1.65%	18,286	-	2,919	3,770	-	-	5,670	-
1.80%	8,658	-	1,042	1,886	-	-	3,297	-
1.85%	7,194	-	390	662	-	-	-	-
1.90%	11,381	-	1,958	4,691	-	-	830	-
1.95%	10,363	-	1,727	1,330	-	-	399	-
2.00%	279	-	22	143	-	-	98	-
2.05%	-	-	1,232	-	-	-	-	-
2.10%	1,759	-	218	136	-	-	-	-
2.15%	5,922	-	1,077	2,119	-	-	1,960	-
2.20%	-	-	688	-	-	-	-	-
2.25%	-	-	342	-	-	-	-	-
2.30%	-	-	-	-	-	-	4,797	-
2.35%	371	-	2,432	130	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,596	-	675	45	-	-	463	-
2.50%	203	-	959	3,505	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$160,785	$5,019	$80,092	$31,394	$67	$65,788	$26,411	$213

	FEI2	FG2	FHI2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	SBVI

0.45%	$896	$3,545	$2,230	$1,366	$591	$20	$257	$-
0.65%	175	913	75	613	21	-	263	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	341	-	113	-	152	228	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	155	-	-	-	-	263	-
1.00%	-	1,592	-	83	164	1,075	80	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	12,358	11,463	3,159	4,899	2,598	-	14,402	-
1.20%	-	99	-	243	48	181	-	-
1.25%	10,667	29,394	4,624	17,145	10,188	959	7,481	-
1.30%	-	360	-	53	106	689	135	25,986
1.35%	23,437	22,864	2,204	24,665	6,424	652	11,008	-
1.40%	5,327	5,011	26	2,367	824	-	8,576	-
1.45%	1,841	4,893	1,653	21,660	3,758	610	623	-
1.55%	13,206	28,436	2,257	14,401	19,009	1,403	6,211	-
1.60%	20,309	18,124	3,663	15,342	7,328	854	3,040	-
1.65%	8,552	44,761	12,935	26,922	3,428	2,891	2,514	-
1.80%	10,078	30,646	3,191	12,089	2,985	633	3,138	-
1.85%	1,653	2,418	1,084	6,475	1,307	495	27	-
1.90%	5,721	12,705	1,843	7,210	8,969	818	489	-
1.95%	4,380	4,593	1,341	10,710	1,880	1,169	1,843	-
2.00%	324	2,542	225	2,497	250	-	38	-
2.05%	487	-	-	1,709	-	-	-	-
2.10%	752	2,802	1,388	18,373	1,875	84	-	-
2.15%	3,749	6,151	137	11,316	1,724	69	1,170	-
2.20%	143	1,459	-	2,536	647	-	232	-
2.25%	132	-	-	134	-	-	-	-
2.30%	-	1,120	-	-	-	-	-	-
2.35%	1,354	864	-	6,291	-	-	-	-
2.40%	-	-	-	687	-	-	-	-
2.45%	2,568	3,064	934	1,826	75	-	233	-
2.50%	624	1,589	1,363	501	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$128,733	$241,904	$44,332	$212,226	$74,199	$12,754	$62,251	$25,986

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	SBVSG2	LPWHY2	OVIGS	OVGSS	OVSCS	PMVAAD	PMVFAD	PMVLAD

0.45%	$-	$574	$-	$312	$-	$1,249	$246	$2,396
0.65%	-	210	-	1,042	-	296	527	497
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	16	-	-	232	-	62	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	31	-	-
1.00%	6	195	144	461	82	18	163	-
1.05%	-	10	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	342	40	3,514	-	6,813	927	11,058
1.20%	3	64	82	3	3	-	-	-
1.25%	-	3,476	-	10,038	-	5,695	1,255	33,667
1.30%	172	168	127	3	138	-	28	-
1.35%	-	434	1	2,192	362	10,307	1,508	16,022
1.40%	-	-	-	1,387	-	804	113	2,605
1.45%	-	1,678	-	1,290	-	10,541	260	25,117
1.55%	-	4,511	-	5,638	-	25,879	11,595	75,574
1.60%	-	2,764	-	7,130	-	4,061	6,214	27,949
1.65%	6	3,466	213	7,479	-	33,342	573	18,849
1.80%	-	2,027	-	9,373	-	3,623	739	7,774
1.85%	-	3,675	-	1,031	-	1,499	146	3,067
1.90%	-	3,910	-	2,888	-	12,145	3,767	24,864
1.95%	-	545	-	1,098	-	11,446	1,080	5,495
2.00%	-	214	-	474	-	895	251	424
2.05%	-	-	-	12	-	-	-	6,451
2.10%	-	2,530	-	6,262	-	1,422	2,550	659
2.15%	-	2,705	-	2,971	-	3,033	31	2,702
2.20%	-	45	-	8	-	3,356	-	-
2.25%	-	-	-	-	-	-	-	1,759
2.30%	-	-	-	366	-	-	-	-
2.35%	-	38	-	223	-	263	-	15,479
2.40%	-	-	-	79	-	-	-	-
2.45%	-	-	-	948	-	372	-	610
2.50%	-	-	-	1,483	-	-	-	5,339
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$187	$33,597	$607	$67,705	$817	$137,090	$32,035	$288,357

	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PVEIB

0.45%	$1,989	$182	$611	$799	$12,086	$17	$-	$-
0.65%	576	46	265	208	761	101	-	-
0.70%	-	64	65	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	58	8	-	25	30	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	185	195	324	48	133	-
1.00%	817	16	10	-	23	-	-	257
1.05%	-	-	3	2	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	15,509	525	4,401	2,306	32,622	1,936	538	95
1.20%	12	-	-	-	-	-	-	42
1.25%	17,782	3,188	8,251	15,428	42,065	1,642	1,018	-
1.30%	288	15	44	-	-	-	-	134
1.35%	26,654	1,162	4,274	4,190	79,353	2,421	2,279	9
1.40%	4,390	-	394	1,788	9,449	462	561	-
1.45%	5,819	2,722	531	3,887	2,558	-	-	-
1.55%	38,308	7,951	4,628	13,231	46,074	258	1,840	12
1.60%	44,325	4,010	4,329	17,285	48,773	226	228	-
1.65%	33,524	2,216	5,316	16,143	84,727	-	467	-
1.80%	11,415	399	1,118	4,080	11,997	244	346	-
1.85%	5,193	340	481	4,644	1,418	-	-	-
1.90%	29,011	1,071	4,398	6,720	19,222	155	-	-
1.95%	8,194	529	5,729	4,409	6,170	42	-	-
2.00%	3,550	125	45	327	254	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	7,861	250	3,400	850	4,738	978	78	-
2.15%	2,164	-	329	1,461	5,285	-	-	-
2.20%	1,198	-	124	-	3	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	68	-	-	-	-	-	-	-
2.35%	169	107	76	253	5	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	3,699	20	584	494	710	-	-	-
2.50%	-	42	-	216	83	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$262,573	$24,988	$49,591	$98,941	$408,730	$8,530	$7,488	$549

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	AVIE2	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO

0.45%	$-	$119	$24,142	$64	$110	$3	$1,161	$693
0.65%	-	45	2,935	59	-	4	251	249
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	140	-	76	-	-	811
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	11	-	319	-	353	-	-	1,312
1.05%	-	-	61	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	32	842	18,706	375	1,378	175	557	3,222
1.20%	-	-	-	-	11	11	-	51
1.25%	-	1,269	51,670	4,464	1,218	3,936	1,318	23,578
1.30%	5	-	-	-	-	-	-	-
1.35%	-	521	44,487	1,816	1,540	695	1,594	17,287
1.40%	-	106	3,243	33	45	8	72	2,353
1.45%	-	41	11,285	269	783	268	1,898	5,862
1.55%	-	3,402	31,281	2,958	1,634	1,262	1,448	19,905
1.60%	-	1,107	33,616	9,400	3,500	539	661	25,768
1.65%	-	144	67,184	3,590	649	1,971	2,576	13,174
1.80%	-	11,505	26,791	2,673	989	1,989	1,967	4,787
1.85%	-	195	5,474	1,205	204	299	811	889
1.90%	-	2,551	13,262	3,548	2,456	1,975	3,436	12,532
1.95%	-	216	7,777	376	1,211	317	1,924	8,763
2.00%	-	519	859	21	340	829	40	694
2.05%	-	-	-	-	-	-	-	17
2.10%	-	6,909	6,415	915	2,980	925	87	4,099
2.15%	-	3,080	727	239	801	7,131	531	9,070
2.20%	-	2,196	33	214	8	-	142	447
2.25%	-	-	-	-	-	-	97	-
2.30%	-	6	-	-	-	-	102	-
2.35%	-	62	265	69	5	-	29	148
2.40%	-	-	10	-	-	-	-	-
2.45%	-	112	637	33	34	-	151	549
2.50%	-	1,206	-	-	-	94	-	1,215
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$48	$36,153	$351,319	$32,321	$20,325	$22,431	$20,853	$157,475

	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND

0.45%	$9,278	$611	$1,636	$731	$268	$90	$507	$623
0.65%	725	-	50	96	59	64	216	106
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	187	1,136	6	-	-	-	24
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	597	-	1,966	65	106	-	-	48
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	10,695	2,172	2,618	1,883	3,409	1,521	5,541	4,841
1.20%	-	60	78	517	-	14	-	11
1.25%	19,403	12,555	32,511	6,639	2,103	17,383	25,584	9,504
1.30%	-	-	-	-	-	-	-	-
1.35%	7,448	3,594	6,477	4,012	4,388	1,430	14,753	5,634
1.40%	225	667	907	201	970	118	990	1,329
1.45%	1,398	2,302	4,540	1,020	1,853	996	3,177	743
1.55%	10,321	5,118	8,493	3,622	5,411	5,042	25,874	3,152
1.60%	33,391	17,265	29,370	6,193	18,190	18,622	41,702	11,279
1.65%	37,425	11,637	25,388	2,741	3,730	12,344	23,723	11,463
1.80%	15,577	8,201	10,650	1,620	8,107	5,743	18,780	4,953
1.85%	8,983	1,874	3,303	1,575	1,812	1,041	3,833	1,344
1.90%	15,559	2,873	6,040	1,732	6,169	5,072	15,123	3,876
1.95%	5,396	1,395	1,490	1,141	940	974	7,778	833
2.00%	1,538	824	1,468	283	358	976	2,323	373
2.05%	-	-	12	14	-	-	-	-
2.10%	4,562	1,440	6,184	2,629	1,625	2,940	8,510	1,222
2.15%	1,213	393	957	322	2,919	852	3,953	239
2.20%	476	-	223	130	-	-	405	202
2.25%	314	-	-	-	-	-	-	-
2.30%	1,540	-	-	2	70	-	1,090	-
2.35%	4,272	317	487	214	149	102	222	157
2.40%	-	-	10	12	-	-	-	-
2.45%	6,217	477	619	165	21	433	416	112
2.50%	6,026	127	9	-	55	56	102	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$202,579	$74,089	$146,622	$37,565	$62,712	$75,813	$204,602	$62,068

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE

0.45%	$2,155	$348	$777	$4,111	$185	$510	$169	$836
0.65%	328	-	266	1,119	63	34	802	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	52	9	-	7	-	34	-	56
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	759	54	-	30	-	219	-	359
1.05%	-	-	3	9	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	9,548	1,294	1,323	6,878	2,434	2,503	672	2,875
1.20%	-	25	-	18	-	35	104	20
1.25%	14,907	11,888	9,918	25,369	15,817	14,327	1,777	9,610
1.30%	-	-	-	-	-	-	-	-
1.35%	10,447	3,398	5,742	6,903	6,037	7,224	1,810	6,804
1.40%	427	1,431	378	4,416	740	559	472	453
1.45%	3,240	3,016	3,680	2,978	2,086	3,384	294	1,695
1.55%	4,598	7,620	6,631	12,188	16,930	13,827	6,111	9,514
1.60%	7,776	19,101	16,380	31,254	63,320	8,915	2,677	23,705
1.65%	7,536	13,430	8,566	6,151	13,239	4,252	923	14,588
1.80%	3,800	4,213	4,354	9,077	10,249	4,439	1,682	4,829
1.85%	308	1,137	1,108	3,565	47	1,691	480	1,079
1.90%	6,748	7,482	5,885	7,402	32,509	4,307	756	4,724
1.95%	1,765	1,982	2,606	1,344	1,530	1,434	559	3,387
2.00%	1,236	899	373	1,069	1,194	1,497	405	822
2.05%	20	-	8	-	482	-	249	-
2.10%	975	1,383	3,024	3,251	3,761	4,854	4,939	951
2.15%	385	663	674	1,674	31,000	10,661	4,826	1,222
2.20%	91	47	441	289	137	10	31	519
2.25%	-	-	-	226	132	-	69	-
2.30%	-	-	-	404	76	-	24	-
2.35%	103	476	542	1,804	1,368	507	493	442
2.40%	78	32	14	-	-	-	-	-
2.45%	1,157	698	81	1,708	69	483	-	311
2.50%	-	9	-	-	945	926	357	21
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$78,439	$80,635	$72,774	$133,244	$204,350	$86,632	$30,681	$88,823

	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP

0.45%	$146	$88	$835	$381	$435	$234	$35	$283
0.65%	150	-	60	22	44	59	-	14
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	50	31	-	301	-	1
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	45	-	-	-	-	-	3
1.05%	1	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	388	798	3,058	1,419	60	1,412	324	2,596
1.20%	-	-	-	-	-	187	29	-
1.25%	1,208	5,538	627	394	854	8,701	4,543	3,574
1.30%	-	-	-	-	-	-	-	-
1.35%	1,762	5,185	1,478	203	947	2,341	1,012	3,970
1.40%	137	117	126	124	143	246	345	449
1.45%	135	859	23	7	41	1,335	512	792
1.55%	242	2,464	661	448	229	5,651	750	2,897
1.60%	990	5,210	652	522	358	16,226	6,753	14,290
1.65%	517	1,219	1,026	339	326	14,527	5,642	5,003
1.80%	1,615	909	295	96	303	13,110	2,882	7,376
1.85%	16	670	169	57	363	1,317	348	74
1.90%	212	791	748	351	513	3,569	1,370	4,903
1.95%	445	501	329	414	52	2,255	267	798
2.00%	352	-	265	144	30	382	385	842
2.05%	-	-	43	17	-	15	-	-
2.10%	2,289	3,139	184	10	324	1,268	109	4,109
2.15%	455	152	215	1,830	4,216	8,394	187	6,355
2.20%	174	47	117	-	47	-	-	197
2.25%	-	-	-	-	32	-	-	-
2.30%	-	-	53	42	45	-	-	4
2.35%	-	28	112	-	13	79	-	-
2.40%	-	-	90	42	1	-	-	-
2.45%	-	23	86	-	97	237	-	-
2.50%	-	-	-	-	97	150	-	89
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$11,234	$27,783	$11,302	$6,893	$9,570	$81,996	$25,493	$58,619

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	PROUN	PROUTL	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER

0.45%	$2,091	$433	$405	$143	$1,182	$624	$47	$484
0.65%	259	39	51	7	-	56	11	-
0.70%	-	-	-	-	-	-	159	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	209	69	74	722	-	-	204
0.90%	-	-	-	-	-	-	15	-
0.95%	-	-	-	-	-	-	95	-
1.00%	-	276	402	25	486	233	-	134
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	78	153	-	-	-	-
1.15%	1,674	1,237	2,857	15,464	46,414	3,120	10,204	17,913
1.20%	-	31	199	-	-	15	-	-
1.25%	10,286	11,713	4,363	12,075	20,335	5,738	4,835	16,788
1.30%	-	-	384	27	-	-	-	-
1.35%	4,751	3,158	10,002	22,059	29,973	8,923	10,834	12,153
1.40%	358	317	951	5,124	1,949	4,110	4,070	749
1.45%	347	2,409	3,676	4,302	215	1,770	498	159
1.55%	954	5,517	12,557	33,544	57,311	3,480	2,527	56,075
1.60%	13,773	7,841	9,331	6,780	10,473	6,039	4,297	7,532
1.65%	2,212	8,835	7,140	7,018	11,336	1,998	1,844	6,578
1.80%	27,360	5,763	4,043	2,114	4,438	2,674	971	2,419
1.85%	2,022	1,722	2,388	479	65	910	4	35
1.90%	3,780	3,350	7,968	3,892	7,588	19,132	1,029	4,912
1.95%	2,134	1,033	1,375	1,084	6,905	517	149	3,671
2.00%	696	1,064	383	1,086	8,167	531	115	6,057
2.05%	-	756	-	-	-	-	14	-
2.10%	14,007	1,148	722	1,091	3,244	1,819	483	1,704
2.15%	3,431	3,006	104	128	6,599	467	548	1,359
2.20%	5,631	129	47	459	1,646	-	273	116
2.25%	147	206	-	-	-	-	-	-
2.30%	313	-	-	-	801	-	-	3,109
2.35%	128	1,574	140	57	-	368	-	-
2.40%	-	-	-	66	256	12	4	137
2.45%	1,663	300	-	-	5,262	29	43	1,021
2.50%	2,826	618	-	-	7,590	-	2	6,845
2.55%	-	-	-	-	96	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$100,843	$62,684	$69,635	$117,251	$233,053	$62,565	$43,071	$150,154

	RBF	RVCLR	RVCMD	RCPF	RVLDD	RELF	RENF	RESF

0.45%	$1,647	$3,099	$118	$2,834	$615	$229	$513	$131
0.65%	165	14	102	198	18	19	47	253
0.70%	-	-	-	160	-	129	201	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	334	-	-	16	-	121	-
0.90%	104	-	-	56	-	46	17	-
0.95%	-	-	-	225	-	93	74	-
1.00%	-	214	59	339	-	41	105	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	21,161	37,741	3,118	19,222	18,165	7,292	10,901	5,613
1.20%	209	-	-	-	20	42	30	10
1.25%	52,189	15,407	2,493	18,256	21,238	7,767	13,449	9,981
1.30%	-	-	-	-	-	-	-	-
1.35%	39,331	12,329	7,958	27,016	16,940	15,724	24,380	17,680
1.40%	12,327	776	470	11,341	3,277	7,754	6,706	2,488
1.45%	6,080	1,028	892	1,710	176	1,666	2,185	1,380
1.55%	26,866	166,249	3,279	13,811	15,274	2,162	19,552	14,503
1.60%	44,977	19,019	1,748	10,584	3,289	6,638	57,669	54,627
1.65%	15,435	14,537	1,638	13,123	1,312	3,213	16,693	10,599
1.80%	9,785	6,096	1,722	4,946	12,073	1,421	14,127	10,119
1.85%	2,866	6	422	613	1,115	467	1,363	964
1.90%	21,396	14,257	1,745	12,692	2,619	2,627	40,776	29,926
1.95%	4,783	14,355	433	1,208	1,178	449	15,542	1,415
2.00%	2,272	4,146	2,803	946	701	45	1,989	138
2.05%	-	-	-	25	3	-	-	-
2.10%	5,676	4,156	2,771	977	1,690	1,461	2,278	578
2.15%	11,279	191	110	563	524	344	7,014	254
2.20%	2,947	6,537	4	354	1,515	244	591	4
2.25%	-	-	-	-	-	-	-	-
2.30%	312	-	-	432	-	-	221	53
2.35%	507	-	47	312	33	88	97	34
2.40%	509	25	25	19	362	-	32	-
2.45%	1,182	436	-	437	67	7	549	-
2.50%	1,377	16,211	20	316	595	4	361	20
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$285,382	$337,163	$31,977	$142,715	$102,815	$59,972	$237,583	$160,770

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	RLCE	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC

0.45%	$135	$426	$7,839	$5,595	$275	$228	$775	$3
0.65%	5	51	2,147	580	81	9	541	5
0.70%	-	132	-	153	189	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	209	128	-	-	44	-
0.90%	-	-	-	72	-	-	-	-
0.95%	-	92	-	67	104	-	-	-
1.00%	-	-	235	842	25	-	-	-
1.05%	-	-	82	-	-	-	32	-
1.10%	-	-	39	-	-	-	-	-
1.15%	4,817	10,356	22,174	30,729	9,097	3,861	5,410	253
1.20%	-	262	-	229	172	-	-	-
1.25%	340	10,295	8,054	67,833	3,398	3,574	2,811	544
1.30%	-	-	-	-	-	-	-	-
1.35%	6,525	24,951	21,266	55,720	14,629	3,997	4,872	812
1.40%	2,430	5,871	5,178	19,591	9,380	2,974	646	126
1.45%	3	1,402	1,524	8,872	145	340	213	775
1.55%	1,494	9,146	9,752	31,258	8,206	4,002	2,875	2,978
1.60%	1,745	18,245	33,595	57,461	3,847	3,105	5,020	236
1.65%	151	5,166	9,555	21,191	1,011	1,304	3,051	1,006
1.80%	51	2,945	30,007	13,022	2,134	11,998	2,749	372
1.85%	23	458	1,268	2,244	330	356	323	-
1.90%	43	6,859	3,940	32,725	4,182	3,260	2,604	255
1.95%	172	1,009	5,123	4,583	976	286	3,984	209
2.00%	86	1,313	2,570	3,081	9	492	1,537	58
2.05%	-	-	90	62	-	-	13	-
2.10%	-	1,483	1,751	10,828	261	359	284	-
2.15%	157	1,144	748	5,914	335	5,429	277	5,164
2.20%	-	1,138	300	613	384	37	1,221	-
2.25%	-	-	-	-	-	-	-	-
2.30%	192	-	46	8,778	86	67	262	19
2.35%	1	-	153	1,053	-	50	89	-
2.40%	-	13	221	286	-	-	28	-
2.45%	-	290	159	2,873	4	102	195	-
2.50%	-	868	-	319	219	159	2	163
2.55%	-	-	55	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$18,370	$103,915	$168,080	$386,702	$59,479	$45,989	$39,858	$12,978

	RAF	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF

0.45%	$164	$486	$241	$452	$572	$372	$711	$29,262
0.65%	3	78	58	120	129	87	337	1,552
0.70%	-	-	-	-	210	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	44	13	-	-	-	79	150
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	205	-	-	-
1.00%	-	-	33	-	279	-	74	-
1.05%	-	-	-	2	-	-	-	60
1.10%	-	-	-	-	-	-	285	-
1.15%	1,003	4,014	7,217	4,752	12,242	10,380	12,328	24,122
1.20%	-	-	-	-	268	-	8	33
1.25%	676	2,589	2,368	723	4,538	25,432	19,026	78,086
1.30%	-	-	-	-	-	-	45	-
1.35%	1,321	2,278	7,804	5,629	22,268	7,901	17,685	19,718
1.40%	105	360	918	1,886	11,015	2,266	851	3,921
1.45%	-	1,480	703	1,221	363	31	9,334	1,226
1.55%	1,163	5,277	4,469	3,503	8,782	3,636	16,658	23,088
1.60%	1,020	667	2,626	3,857	3,103	2,111	10,887	12,214
1.65%	1,070	266	1,069	2,448	6,236	882	5,784	10,689
1.80%	353	407	5,097	290	991	2,714	2,889	7,335
1.85%	1	240	1,117	23	27	400	654	5,854
1.90%	539	948	909	193	1,860	1,275	2,999	8,549
1.95%	33	400	142	107	186	2,120	2,669	2,746
2.00%	49	141	1,815	93	-	1,140	885	1,438
2.05%	6	7	6	-	-	-	-	492
2.10%	62	69	597	402	778	1,826	816	4,905
2.15%	3,714	4,360	4,890	267	367	983	476	1,477
2.20%	-	-	-	-	454	2,075	159	679
2.25%	-	-	-	-	-	-	-	-
2.30%	3	27	19	-	657	-	478	-
2.35%	-	-	14	21	-	26	88	168
2.40%	9	29	15	17	7	62	-	466
2.45%	-	-	-	4	138	692	-	162
2.50%	160	162	163	7	93	204	-	65
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$11,457	$24,329	$42,303	$26,017	$75,768	$66,615	$106,205	$238,457

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG

0.45%	$17,055	$5,973	$2,303	$1,095	$1,688	$1,601	$2,545	$8,570
0.65%	1,195	619	353	158	213	327	360	1,345
0.70%	-	-	74	133	182	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	341	16	3	5	-	31	16	11
0.90%	-	-	5	-	-	-	-	-
0.95%	-	-	99	214	88	-	-	103
1.00%	-	-	-	278	867	-	-	7
1.05%	38	-	-	-	-	3	-	-
1.10%	579	695	-	71	-	400	-	-
1.15%	22,204	48,926	14,164	19,712	9,388	10,440	16,938	33,604
1.20%	22	-	11	10	-	-	-	31
1.25%	23,394	3,685	8,803	11,093	2,559	3,296	72,810	73,762
1.30%	-	-	-	-	-	-	-	-
1.35%	32,560	49,218	23,292	25,258	16,247	8,873	27,436	148,556
1.40%	3,129	8,410	15,332	7,974	7,680	1,283	1,209	16,100
1.45%	2,443	74	555	2,516	554	268	1,314	13,874
1.55%	29,640	13,501	10,984	13,896	7,508	7,228	5,767	42,116
1.60%	36,287	3,762	6,754	7,588	9,503	5,261	49,237	90,437
1.65%	39,402	5,987	11,556	8,641	2,718	2,512	4,525	72,772
1.80%	13,890	2,773	3,968	3,741	3,175	3,301	7,247	24,564
1.85%	1,194	3,209	305	1,254	704	153	1,396	4,999
1.90%	12,928	5,193	3,113	4,816	9,827	1,262	6,223	113,939
1.95%	6,311	2,527	7,390	7,030	737	2,556	863	17,886
2.00%	6,584	1,494	1,233	1,137	385	1,935	798	6,558
2.05%	175	1	362	9	-	105	138	639
2.10%	9,711	719	4,348	4,492	191	4,075	3,953	11,689
2.15%	2,420	1,738	809	2,333	554	247	1,442	3,552
2.20%	588	1,161	193	325	346	996	543	79
2.25%	-	524	62	-	-	-	-	138
2.30%	-	471	23	494	-	-	190	4,823
2.35%	42	1	565	261	373	337	231	1,998
2.40%	11	35	180	-	-	390	222	8
2.45%	-	335	64	896	-	35	1,428	1,212
2.50%	-	225	266	440	30	126	439	799
2.55%	159	175	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$262,302	$161,447	$117,169	$125,870	$75,517	$57,041	$207,270	$694,171

	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL

0.45%	$2,492	$4,737	$905	$4,754	$1,429	$1,795	$679	$142
0.65%	489	924	202	817	352	277	183	122
0.70%	-	-	-	-	-	-	141	-
0.80%	-	-	-	-	-	-	-	-
0.85%	17	272	2	157	3	101	-	-
0.90%	-	-	-	-	-	-	50	35
0.95%	96	93	82	64	-	29	92	-
1.00%	6	1,467	121	692	-	1	58	-
1.05%	5	15	2	19	4	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	26,658	28,854	11,882	11,061	6,381	6,709	13,206	1,827
1.20%	-	75	18	59	16	-	-	-
1.25%	35,114	40,641	9,556	32,577	14,611	1,989	6,632	1,900
1.30%	-	-	-	-	-	-	-	-
1.35%	47,019	51,337	20,951	65,961	15,714	4,975	30,892	2,989
1.40%	9,436	5,485	4,163	3,097	2,759	1,750	8,105	523
1.45%	5,626	4,611	1,505	3,541	853	236	2,865	1,520
1.55%	30,033	36,340	18,013	25,508	13,984	3,837	13,208	579
1.60%	83,876	87,796	20,632	33,541	16,566	3,847	8,629	1,789
1.65%	48,196	38,438	11,006	26,315	24,526	3,485	4,225	771
1.80%	10,155	20,405	11,332	16,604	9,094	2,027	4,611	575
1.85%	6,103	2,011	1,086	2,163	1,220	129	1,294	26
1.90%	62,531	67,837	29,729	58,347	15,730	2,205	29,339	1,729
1.95%	9,828	5,392	4,268	6,475	7,585	4,590	1,364	88
2.00%	2,078	1,915	232	2,378	138	1,320	740	-
2.05%	576	76	6	67	-	72	-	-
2.10%	15,362	11,735	4,734	12,299	3,614	305	3,498	1
2.15%	1,799	1,335	582	1,816	277	235	2,329	129
2.20%	64	61	-	-	43	-	263	-
2.25%	148	-	-	-	-	-	-	-
2.30%	184	10,138	36	5,249	-	1,050	1,369	-
2.35%	1,301	510	-	681	66	3	130	-
2.40%	8	-	-	25	-	177	-	-
2.45%	4,089	714	3,303	393	1,189	-	1,515	-
2.50%	539	351	32	17	-	-	4	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$403,828	$423,565	$154,380	$314,677	$136,154	$41,144	$135,421	$14,745

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	RTRF	RUTL	RVWDL	GVFRB	GSBLMO	RHYS	TRHS2	VWHAS

0.45%	$14	$1,667	$165	$486	$357	$199	$-	$-
0.65%	58	116	20	116	71	8	-	-
0.70%	146	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	95	5	-	-	-	-	26
0.90%	58	70	-	-	-	-	-	-
0.95%	174	-	-	-	-	-	-	-
1.00%	6	279	-	-	37	-	882	473
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	14,928	10,255	2,957	4,454	432	14,114	-	-
1.20%	104	19	-	-	-	-	1,757	172
1.25%	5,376	9,454	543	21,332	1,876	14,214	-	-
1.30%	-	-	-	-	85	-	438	399
1.35%	24,987	15,316	897	23,807	856	10,887	304	53
1.40%	8,593	6,309	155	1,555	-	75	-	-
1.45%	759	980	167	4,482	1,296	2,913	-	-
1.55%	5,630	5,173	310	15,011	8,223	1,430	2	10
1.60%	5,315	8,690	178	28,241	1,422	520	-	-
1.65%	5,889	4,880	222	17,840	1,544	829	248	142
1.80%	2,899	2,478	165	11,299	1,680	1,865	-	-
1.85%	251	825	61	4,858	271	2	-	-
1.90%	15,501	8,298	357	7,174	4,664	2,899	-	-
1.95%	335	4,132	58	4,332	118	28	-	-
2.00%	752	327	751	5,888	-	386	-	-
2.05%	-	12	6	-	-	-	-	-
2.10%	5,370	1,987	315	4,565	430	238	-	-
2.15%	786	799	69	1,212	-	-	-	-
2.20%	931	204	-	3,929	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	1,995	90	15	-	-	-	-	-
2.35%	15	182	-	15	67	-	-	-
2.40%	10	5	9	527	-	-	-	-
2.45%	411	36	4	1,227	-	-	-	-
2.50%	390	236	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$101,683	$82,914	$7,429	$162,350	$23,429	$50,607	$3,631	$1,275

	VWHA	WRASP	WRENG	DXVIMF	DXVIC	DXVHY	FC2R	FEI2R

0.45%	$315	$1,088	$-	$-	$-	$117	$-	$462
0.65%	52	199	-	-	-	-	-	104
0.70%	-	-	-	-	-	-	-	-
0.80%	-	72	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	166	-	-	-	-	31	-
1.00%	-	126	32	-	1	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,975	20,055	-	90	-	191	8,020	6,040
1.20%	-	139	-	-	-	-	-	-
1.25%	7,246	59,355	-	601	161	226	-	4,147
1.30%	-	158	17	-	-	-	-	-
1.35%	3,563	47,926	-	272	-	2,606	15,322	13,301
1.40%	306	23,934	-	50	-	9	6,876	3,087
1.45%	1,948	9,697	-	28	10	82	-	601
1.55%	8,518	52,867	21	170	161	7,096	5,456	6,430
1.60%	7,988	44,947	-	278	-	233	889	11,616
1.65%	8,395	37,092	5	395	-	5,832	-	3,204
1.80%	4,209	13,938	-	166	29	857	-	5,920
1.85%	3,545	5,798	-	-	-	115	-	438
1.90%	4,991	17,758	-	163	-	1,011	-	3,355
1.95%	4,238	6,525	-	243	43	21	-	2,170
2.00%	281	3,540	-	-	34	-	-	248
2.05%	194	-	-	-	-	-	-	25
2.10%	1,942	4,974	-	426	-	-	-	1,847
2.15%	420	4,330	-	-	-	-	-	2,460
2.20%	96	2,001	-	-	-	-	-	133
2.25%	52	-	-	-	-	-	-	7
2.30%	-	-	-	-	-	-	-	-
2.35%	379	364	-	-	-	-	-	256
2.40%	-	-	-	-	-	-	-	-
2.45%	239	1,271	-	-	-	-	-	1,282
2.50%	270	15	-	-	-	3,006	-	152
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$62,162	$358,335	$75	$2,882	$439	$21,402	$36,594	$67,285

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FG2R	FHI2R	ACVIG3	ACVU3	ACVV3	VWAR

0.45%	$1,328	$3,598	$823	$-	$1,115	$-
0.65%	718	70	140	-	163	-
0.70%	-	-	-	-	-	-
0.80%	-	-	-	-	-	-
0.85%	66	-	140	-	238	-
0.90%	-	-	-	-	-	-
0.95%	74	-	-	-	106	-
1.00%	221	-	-	-	53	-
1.05%	-	-	-	-	-	-
1.10%	-	-	-	-	-	-
1.15%	9,020	2,109	7,532	5,716	10,081	37
1.20%	-	-	-	-	5	-
1.25%	36,792	1,950	10,029	-	11,224	3,083
1.30%	-	-	-	-	-	-
1.35%	16,054	1,000	10,990	1,052	30,508	843
1.40%	2,836	16	4,512	380	7,111	-
1.45%	1,963	602	1,244	-	7,415	252
1.55%	14,048	1,456	8,827	49	19,995	1,590
1.60%	11,276	1,721	13,391	265	5,551	509
1.65%	15,031	1,885	7,702	-	2,952	556
1.80%	22,095	273	4,726	-	2,184	1,176
1.85%	241	582	698	-	453	222
1.90%	6,696	2,007	10,886	-	3,185	719
1.95%	1,522	546	3,084	-	1,224	188
2.00%	544	118	484	-	25	45
2.05%	-	-	-	-	-	-
2.10%	6,909	26	1,287	-	759	74
2.15%	2,180	145	1,747	-	244	649
2.20%	716	-	1,683	-	1,121	-
2.25%	-	-	-	-	-	-
2.30%	-	-	-	-	-	-
2.35%	323	-	340	-	9	-
2.40%	-	-	-	-	-	-
2.45%	1,089	501	170	-	1,076	-
2.50%	608	478	355	-	206	-
2.55%	-	-	-	-	-	-
2.85%	-	-	-	-	-	-

Totals	$152,350	$19,083	$90,790	$7,462	$107,003	$9,943

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $29,462,526 and $16,765,003, respectively, and total transfers from the Account to the fixed account were $29,582,514 and $16,851,051, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,270,117 and $1,293,658 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $433,647 and $709,188 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,599,625 and $1,206,401 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,613,774,034	$-	$-	$1,613,774,034

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)	$647,790	$1,451
VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,312,965	3,371,000
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)	1,303,902	206,106
Global Small Capitalization Fund - Class 4 (AMVGS4)	3,803,618	2,201,923
Insurance Series(R) - International Fund: Class 4 (AMVI4)	441,246	194,416
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	1,029,798	1,969
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	180,482	334
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)	4,128,417	348,336
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	416,124	586
Global Allocation V.I. Fund - Class III (MLVGA3)	11,348,583	7,368,607
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)	547,765	11,136
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	162,457	81,107
VIP Small Cap Value Series: Service Class (DWVSVS)	239,253	5,645
Floating-Rate Income Fund (ETVFR)	2,451,482	331,712
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	305,612	370
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)	3,171,545	914,543
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	546,858	97,481
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)	2,717,058	1,402,982
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	1,699,097	571,901
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)	2,818,967	1,489,536
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)	78,795	356
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)	10,189	1
Balanced Portfolio: Service Shares (JABS)	92,177	268
Enterprise Portfolio: Service Shares (JAMGS)	785,146	13,278
Flexible Bond Portfolio: Service Shares (JAFBS)	683,537	563
Global Technology Portfolio: Service Shares (JAGTS)	265,390	5,463
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	2,569,569	1,949,476
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)	241,504	575
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	464,344	583
Short Duration Income Portfolio: Class VC (LOVSDC)	658,356	17,565
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)	247,384	334
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)	384,247	387
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,090,733	1,031,261
Utilities Series - Service Class (MVUSC)	161,811	320
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	740,401	5,107
The Merger Fund VL (MGRFV)	4,275,309	2,788,533
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)	2,101,350	830,651
Emerging Markets Debt Portfolio - Class II (MSEMB)	3,237,512	1,085,626
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)	754,696	597,673
Global Real Estate Portfolio - Class II (VKVGR2)	3,840,168	2,347,919
NVIT Bond Index Fund Class I (NVBX)	17,411,271	5,463,205
NVIT International Index Fund Class I (NVIX)	13,454,827	9,508,357
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)	2,220,706	211,750
NVIT Flexible Fixed Income Fund Class P (NVFIP)	752,447	210,615
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)	1,976,451	144,175
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	1,118,389	84,901
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	568,905	44,540
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	289,367	863
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	17,264,651	9,859,601
American Funds NVIT Bond Fund - Class II (GVABD2)	139,134	172
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,015,348	7,565
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,327,642	12,455
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	1,244,864	159,133
Federated NVIT High Income Bond Fund - Class I (HIBF)	290,404	973,230
NVIT Emerging Markets Fund - Class I (GEM)	2,428,105	1,563,905
NVIT Emerging Markets Fund - Class II (GEM2)	113,231	122
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	6,453	7
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	92,254	148
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	10,306,382	4,813,233
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	5,401,801	12,607,338
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	3,615,346	2,186,037
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	12,731,233	14,414,415
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	17,762,324	7,181,714
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	15,148,230	1,261,394
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	4,748,590	11,649,533
NVIT Core Bond Fund - Class II (NVCBD2)	248,990	278
NVIT Core Plus Bond Fund - Class II (NVLCP2)	13,827,057	16,810,665
NVIT Nationwide Fund - Class I (TRF)	6,128,709	5,115,365
NVIT Nationwide Fund - Class II (TRF2)	61,277	5,194
NVIT Government Bond Fund - Class I (GBF)	32,826,222	28,762,085

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Government Bond Fund - Class II (GBF2)	186,298	162
American Century NVIT Growth Fund - Class II (CAF2)	5,185,669	2,925,792
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,857,231	2,882,574
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	10,121,212	8,635,798
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	1,775,362	2,181,323
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	7,097,576	5,502,438
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	27,812,028	6,362,153
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	5,543,390	2,296,288
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	8,562,181	5,185,707
NVIT Mid Cap Index Fund - Class I (MCIF)	7,236,220	2,733,105
NVIT Money Market Fund - Class I (SAM)	0	47,665
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	3,174,379	2,438,892
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	1,477,355	1,353,914
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	2,835,779	2,053,722
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	2,226,089	1,806,629
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	36,403	22,297
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	12,726,004	8,924,000
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	3,605,060	5,281,901
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	4,160,887	3,073,497
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	318,159	408
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	2,419,176	2,884,336
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	228,562	153
NVIT Multi-Manager Small Company Fund - Class I (SCF)	798,657	996,358
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	116,981	96
NVIT Multi-Sector Bond Fund - Class I (MSBF)	5,650,996	4,795,705
NVIT Short Term Bond Fund - Class II (NVSTB2)	6,535,827	7,356,857
NVIT Large Cap Growth Fund - Class II (NVOLG2)	380,414	2,216
Templeton NVIT International Value Fund - Class III (NVTIV3)	275,877	204
Invesco NVIT Comstock Value Fund - Class II (EIF2)	224,395	162
NVIT Real Estate Fund - Class II (NVRE2)	6,884,882	8,569,143
NVIT Money Market Fund - Class II (NVMM2)	1,126,765,260	1,115,182,190
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	912,850	551,407
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	751,015	651,823
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	1,401,099	180,812
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	1,124,355	773,368
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	888,869	157,770
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	862,135	155,925
NVIT Small Cap Index Fund Class II (NVSIX2)	6,142,473	2,833,333
NVIT S&P 500 Index Fund Class I (GVEX1)	47,144,184	16,969,596
NW BlkRkNVITMgdGlblAllocII (NVMGA2)	305,232	834
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)	765,703	381,010
7Twelve Balanced Portfolio (NO7TB)	831,311	942,516
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	6,826,874	2,844,317
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	2,001,815	3,458,334
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	7,596,815	3,854,421
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)	2,327,599	1,975,052
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	149,926	1,182
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	683,616	846,355
VP Income & Growth Fund - Class I (ACVIG)	12,598,812	2,709,830
VP Inflation Protection Fund - Class II (ACVIP2)	2,440,633	2,388,685
VP Ultra(R) Fund - Class I (ACVU1)	1,177,967	38,539
VP Value Fund - Class I (ACVV)	18,060,418	2,150,009
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	3,041,899	1,282,837
Quality Bond Fund II - Primary Shares (FQB)	197	76
Contrafund(R)Portfolio - Service Class 2 (FC2)	8,228,756	1,123,436
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	569,080	749,456
VIP Balanced Portfolio - Service Class 2 (FB2)	307,185	74,897
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	19,001,042	5,717,565
VIP Growth Portfolio - Service Class 2 (FG2)	48,902,904	3,768,877
VIP High Income Portfolio - Service Class 2 (FHI2)	10,697,748	6,080,474
Franklin Income Securities Fund - Class 2 (FTVIS2)	6,792,961	6,570,980
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	3,373,934	1,339,384
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	3,427,189	145,610
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	412,430	2,324,828
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	108,780	47,190
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	130,400	150
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	1,706,232	970,258
International Growth Fund/VA - Service Shares (OVIGS)	357,312	344
Global Securities Fund/VA - Service Class (OVGSS)	10,346,083	6,993,626
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	511,641	17,114
All Asset Portfolio - Advisor Class (PMVAAD)	1,418,299	4,810,844
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,103,738	1,173,033
Low Duration Portfolio - Advisor Class (PMVLAD)	38,441,111	25,986,061
Total Return Portfolio - Advisor Class (PMVTRD)	22,539,363	17,537,700
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	771,018	403,787
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,387,804	2,790,412
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	2,797,813	2,696,911
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	89,998,899	84,500,582
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	771,073	645,848
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	44,386	214,928
VT Equity Income Fund: Class IB (PVEIB)	489,466	335
VI International Growth Fund - Series II Shares (AVIE2)	79,965	41
VP UltraShort NASDAQ-100 (PROUSN)	104,920,630	104,400,074
VP Access High Yield Fund (PROAHY)	130,621,504	129,427,509
VP Asia 30 (PROA30)	13,444,938	12,303,013
VP Banks (PROBNK)	5,853,603	4,816,651

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VP Basic Materials (PROBM)	1,331,770	1,949,874
VP Bear (PROBR)	50,691,612	50,687,721
VP Biotechnology (PROBIO)	12,097,950	17,075,068
VP Bull (PROBL)	309,584,787	321,062,310
VP Consumer Goods (PROCG)	16,556,845	18,720,153
VP Consumer Services (PROCS)	16,978,827	19,158,321
VP Emerging Markets (PROEM)	19,389,853	20,062,728
VP Europe 30 (PROE30)	11,303,523	9,578,476
VP Financials (PROFIN)	22,137,346	13,523,996
VP Health Care (PROHC)	13,132,604	15,878,067
VP Industrials (PROIND)	14,011,529	9,948,843
VP International (PROINT)	22,796,714	22,761,199
VP Internet (PRONET)	14,715,728	10,329,749
VP Japan (PROJP)	10,825,178	9,072,295
VP NASDAQ-100 (PRON)	113,438,490	115,544,459
VP Oil & Gas (PROOG)	10,243,973	5,890,019
VP Pharmaceuticals (PROPHR)	12,916,993	12,652,615
VP Precious Metals (PROPM)	6,620,702	6,115,391
VP Real Estate (PRORE)	16,014,725	14,437,206
VP Rising Rates Opportunity (PRORRO)	21,118,747	21,221,553
VP Semiconductor (PROSCN)	6,500,640	10,241,085
VP Short Emerging Markets (PROSEM)	12,651,701	12,495,570
VP Short International (PROSIN)	4,809,826	4,923,590
VP Short NASDAQ-100 (PROSN)	23,339,104	23,207,928
VP Technology (PROTEC)	17,169,264	14,728,254
VP Telecommunications (PROTEL)	10,838,977	10,985,946
VP U.S. Government Plus (PROGVP)	33,785,426	32,443,128
VP UltraNASDAQ-100 (PROUN)	159,128,373	162,553,718
VP Utilities (PROUTL)	12,501,152	14,441,514
Global Managed Futures Strategy (RVMFU)	9,452,783	4,890,085
Variable Fund - Long Short Equity Fund (RSRF)	5,026,015	2,025,766
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)	4,006,430	3,021,579
Variable Trust - Banking Fund (RBKF)	17,988,676	16,210,660
Variable Trust - Basic Materials Fund (RBMF)	4,945,024	5,963,693
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)	1,173,278	1,441,709
Variable Trust - Biotechnology Fund (RBF)	36,221,111	33,268,086
Variable Fund - CLS AdvisorOne Clermont (RVCLR)	6,731,442	7,020,488
Variable Trust - Commodities Strategy Fund (RVCMD)	3,386,303	3,479,459
Variable Trust - Consumer Products Fund (RCPF)	25,002,608	18,032,024
Variable Trust - Dow 2x Strategy Fund (RVLDD)	89,210,872	82,473,918
Variable Trust - Electronics Fund (RELF)	12,368,988	12,810,081
Variable Trust - Energy Fund (RENF)	16,653,907	15,038,020
Variable Trust - Energy Services Fund (RESF)	11,954,591	11,265,614
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	7,853,035	8,070,544
Variable Trust - Financial Services Fund (RFSF)	4,985,260	4,791,279
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	134,103,397	135,801,952
Variable Trust - Health Care Fund (RHCF)	39,353,456	37,254,776
Variable Trust - Internet Fund (RINF)	18,616,991	15,580,456
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	94,506,511	92,979,606
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	36,326,147	36,667,043
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	2,324,438	2,600,213
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	8,085,359	7,954,562
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	46,329,590	44,323,460
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	38,291,898	37,714,188
Variable Trust - Japan 2x Strategy Fund (RLCJ)	10,754,019	10,373,495
Variable Trust - Leisure Fund (RLF)	14,043,282	11,256,628
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	23,808,259	15,342,823
Variable Fund - Multi-Hedge Strategies (RVARS)	5,582,943	4,059,553
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	107,091,479	112,704,041
Variable Trust - NASDAQ-100(R) Fund (ROF)	117,548,712	110,740,075
Variable Trust - Nova Fund (RNF)	148,987,365	151,535,405
Variable Trust - Precious Metals Fund (RPMF)	21,274,754	17,938,613
Variable Trust - Real Estate Fund (RREF)	16,589,064	19,849,731
Variable Trust - Retailing Fund (RRF)	11,718,236	12,560,122
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	47,464,207	49,810,739
Variable Trust - S&P 500 2x Strategy Fund (RTF)	99,837,302	103,861,041
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	55,599,497	65,302,208
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	33,463,937	45,495,632
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	56,307,333	51,318,596
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	20,797,816	21,614,045
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	43,815,282	42,415,646
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	14,180,529	13,067,297
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	20,173,767	22,679,335
Variable Trust - Technology Fund (RTEC)	10,122,032	11,436,821
Variable Trust - Telecommunications Fund (RTEL)	2,431,072	2,435,312
Variable Trust - Transportation Fund (RTRF)	4,408,022	9,057,906
Variable Trust - Utilities Fund (RUTL)	30,760,351	31,178,180
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	4,874,816	4,566,420
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)	18,542,804	13,339,702
Series M (Macro Opportunities Series) (GSBLMO)	1,353,869	383,817
Rydex Variable Trust - High Yield Strategy Fund (RHYS)	22,443,568	21,604,564
Health Sciences Portfolio - II (TRHS2)	1,742,304	90,407
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	800,927	5,935
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	2,052,627	1,424,288
Variable Insurance Portfolios - Asset Strategy (WRASP)	9,095,867	7,984,438
Variable Insurance Portfolios - Energy (WRENG)	75,682	120

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)	637,871	1,182,865
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)	47,662	69,162
Dynamic VP HY Bond Fund (obsolete) (DXVHY)	2,843,560	3,848,713
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)	1,066,682	8,943,136
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)	2,169,076	15,107,518
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)	2,619,787	41,183,622
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)	3,279,651	7,179,802
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)	2,392,911	13,942,893
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)	154,096	1,179,530
VP Value Fund - Class III (obsolete) (ACVV3)	1,890,719	18,066,403
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)	91,692	1,836,325

Total	$4,816,753,540	$4,578,947,643

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2015	1.00%	to	1.65%	65,660	$9.49	to	$9.46	$622,614	0.65%	-5.07%	to	-5.37%	****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2015	0.45%	to	2.20%	274,435	7.15	to	6.88	1,917,607	0.54%	-38.20%	to	-39.29%
2014	0.45%	to	2.20%	475,016	11.57	to	11.33	5,434,050	0.26%	11.41%	to	9.45%
2013	1.25%	to	1.55%	15,416	10.37	to	10.37	159,842	0.00%	3.70%	to	3.65%	****
VIT Red Rocks Private Equity Portfolio -Class III (ARLPE3)
2015	0.45%	to	2.15%	104,224	10.09	to	9.89	1,038,760	0.10%	-1.76%	to	-3.44%
Global Small Capitalization Fund - Class 4 (AMVGS4)
2015	0.45%	to	2.45%	255,289	11.66	to	11.05	2,897,476	0.00%	-0.47%	to	-2.47%
2014	0.45%	to	2.45%	147,152	11.72	to	11.33	1,692,177	0.07%	1.42%	to	-0.61%
2013	0.45%	to	2.45%	97,190	11.55	to	11.40	1,115,290	0.18%	15.53%	to	13.97%	****
Insurance Series(R) -International Fund: Class 4 (AMVI4)
2015	1.00%	to	1.55%	25,800	8.93	to	8.91	230,426	1.45%	-10.66%	to	-10.89%	****
Insurance Series(R) -Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2015	1.00%	to	1.65%	105,055	9.60	to	9.57	1,007,580	2.61%	-4.02%	to	-4.32%	****
Insurance Series(R) -New World Fund: Class 4 (AMVNW4)
2015	1.00%	to	1.65%	19,342	9.28	to	9.26	179,408	0.41%	-7.15%	to	-7.44%	****
Insurance Series(R) - Capital Income Builder(R) -Class 4 (AMVCB4)
2015	0.45%	to	2.15%	381,441	9.63	to	9.45	3,629,367	2.89%	-2.23%	to	-3.90%
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2015	1.00%	to	1.35%	42,539	9.34	to	9.33	397,214	1.72%	-6.56%	to	-6.73%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2015	0.45%	to	2.35%	2,548,870	12.78	to	11.46	30,683,389	1.08%	-1.45%	to	-3.33%
2014	0.45%	to	2.45%	2,368,131	12.96	to	11.79	29,246,367	2.43%	1.47%	to	-0.57%
2013	0.45%	to	2.45%	2,020,857	12.78	to	11.86	24,936,791	1.21%	13.90%	to	11.61%
2012	0.45%	to	2.45%	1,703,212	11.22	to	10.63	18,765,559	1.30%	9.47%	to	7.27%
2011	0.45%	to	2.45%	2,154,758	10.25	to	9.91	21,919,978	2.34%	-4.07%	to	-6.00%
VSF - iShares Dynamic Allocation V.I. Fund -Class III (BRVDA3)
2015	0.45%	to	1.95%	53,940	9.51	to	9.35	508,135	3.96%	-4.42%	to	-5.86%
Credit Suisse Trust -Commodity Return Strategy Portfolio (CSCRS)
2015	0.45%	to	2.15%	86,189	5.55	to	5.04	455,552	0.00%	-25.43%	to	-26.71%
2014	0.45%	to	2.15%	72,108	7.45	to	6.87	513,524	0.00%	-17.38%	to	-18.80%
2013	0.45%	to	2.10%	77,903	9.02	to	8.48	678,614	0.00%	-10.67%	to	-12.16%
2012	0.45%	to	2.35%	76,969	10.09	to	9.59	757,682	0.00%	-2.54%	to	-4.40%
2011	0.45%	to	2.35%	220,959	10.36	to	10.03	2,248,913	2.90%	-13.04%	to	-14.70%
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	1.00%	to	1.65%	25,034	9.15	to	9.12	228,790	0.00%	-8.53%	to	-8.81%	****
Floating-Rate Income Fund (ETVFR)
2015	0.45%	to	2.45%	214,276	9.64	to	9.51	2,051,353	1.94%	-3.63%	to	-4.94%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2015	1.00%	to	1.65%	29,685	10.43	to	10.40	309,371	3.27%	4.28%	to	3.96%	****
VIP Fund - VIP Strategic Income Portfolio -Service Class 2 (FVSIS2)
2015	0.45%	to	2.00%	225,260	9.66	to	9.49	2,151,273	4.66%	-2.38%	to	-3.90%
Goldman Sachs Global Markets Navigator Fund -Service Shares (GVGMNS)
2015	1.00%	to	2.45%	53,424	9.85	to	9.55	519,462	0.11%	-6.76%	to	-8.13%
2014	1.25%	to	2.15%	10,294	10.54	to	10.43	107,843	0.06%	2.65%	to	1.71%
VIT - Goldman Sachs High Quality Floating Rate Fund-Advisor Shares (GVHQFA)
2015	1.00%	to	2.50%	133,762	9.82	to	9.65	1,304,668	0.34%	-1.56%	to	-3.05%
VIT - Goldman Sachs Strategic Income Fund -Advisor Shares (GVSIA)
2015	0.45%	to	2.10%	115,180	9.66	to	9.48	1,099,600	2.33%	-2.69%	to	-4.30%
VI Balanced-Risk Allocation Fund-Series II Shares (IVBRA2)
2015	0.45%	to	2.45%	272,309	10.03	to	9.61	2,669,933	4.05%	-4.83%	to	-6.74%
2014	1.15%	to	2.40%	177,984	10.46	to	10.31	1,852,143	0.00%	4.49%	to	3.17%
2013	1.15%	to	1.95%	9,981	10.01	to	10.00	99,864	0.00%	0.09%	to	-0.02%	****
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2015	1.35%	to	1.55%	8,101	9.48	to	9.47	76,802	1.48%	-5.18%	to	-5.27%	****
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2015			1.00%	1,055			9.67	10,201	0.00%			-3.31%	****
Balanced Portfolio: Service Shares (JABS)
2015	1.00%	to	1.55%	9,305	9.86	to	9.83	91,645	0.59%	-1.44%	to	-1.70%	****
Enterprise Portfolio: Service Shares (JAMGS)
2015	1.00%	to	1.65%	80,168	9.68	to	9.65	775,544	0.31%	-3.20%	to	-3.49%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2015	1.00%	to	1.65%	68,097	9.95	to	9.92	676,857	1.05%	-0.52%	to	-0.83%	****
Global Technology Portfolio: Service Shares (JAGTS)
2015	1.00%	to	1.65%	26,006	10.06	to	10.03	261,332	0.00%	0.57%	to	0.26%	****
Retirement Emerging Markets Equity Portfolio -Service Shares (LZREMS)
2015	0.45%	to	2.35%	511,206	7.48	to	7.10	3,720,343	1.44%	-20.42%	to	-21.94%
2014	0.45%	to	2.35%	420,710	9.40	to	9.10	3,890,330	3.06%	-5.07%	to	-6.88%
2013	0.45%	to	2.15%	155,773	9.90	to	9.79	1,534,818	2.03%	-1.01%	to	-2.14%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2015	1.00%	to	1.30%	24,088	$9.27	to	$9.25	$222,999	0.10%	-7.34%	to	-7.47%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2015	1.00%	to	1.65%	45,344	9.91	to	9.88	449,138	5.68%	-0.89%	to	-1.19%	****
Short Duration Income Portfolio: Class VC (LOVSDC)
2015	0.85%	to	1.35%	63,112	9.89	to	9.87	623,548	4.12%	-1.10%	to	-1.33%	****
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
2015	1.00%	to	1.30%	25,909	9.33	to	9.32	241,672	0.13%	-6.66%	to	-6.80%	****
VIT II -MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
2015	1.00%	to	1.55%	40,006	9.59	to	9.56	383,160	0.00%	-4.15%	to	-4.40%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2015	0.45%	to	2.20%	226,821	11.28	to	10.38	2,428,074	4.94%	-2.93%	to	-4.64%
2014	0.45%	to	2.20%	230,786	11.62	to	10.88	2,575,329	2.96%	3.78%	to	1.95%
2013	0.65%	to	2.20%	132,266	11.13	to	10.68	1,439,574	3.25%	7.84%	to	6.15%
2012	0.45%	to	2.10%	65,019	10.36	to	10.07	665,915	1.72%	8.77%	to	6.96%
2011	1.25%	to	2.10%	10,601	9.47	to	9.42	100,241	1.49%	-5.27%	to	-5.82%	****
Utilities Series - Service Class (MVUSC)
2015	1.00%	to	1.35%	18,111	8.42	to	8.41	152,399	0.00%	-15.76%	to	-15.90%	****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	1.00%	to	1.55%	76,130	9.78	to	9.75	743,738	0.00%	-2.25%	to	-2.50%	****
The Merger Fund VL (MGRFV)
2015	0.45%	to	2.45%	248,518	10.02	to	9.60	2,440,575	3.23%	-1.35%	to	-3.33%
2014	0.45%	to	2.45%	102,527	10.16	to	9.93	1,028,059	1.94%	0.92%	to	-1.11%
2013	1.40%	to	1.60%	769			10.05	7,729	0.29%	0.53%	to	0.50%	****
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2015	0.45%	to	2.45%	257,517	9.15	to	8.84	2,319,723	1.72%	-14.27%	to	-16.00%
2014	0.45%	to	2.45%	159,377	10.67	to	10.53	1,688,966	0.00%	6.72%	to	5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2015	0.45%	to	2.50%	496,196	11.14	to	10.11	5,257,235	5.24%	-1.62%	to	-3.65%
2014	0.45%	to	2.50%	314,954	11.33	to	10.49	3,414,099	5.48%	2.43%	to	0.32%
2013	0.45%	to	2.50%	136,329	11.06	to	10.46	1,465,404	2.97%	-9.17%	to	-11.04%
2012	0.45%	to	2.45%	116,382	12.17	to	11.77	1,399,443	2.00%	17.34%	to	14.98%
2011	1.15%	to	2.35%	37,475	10.33	to	10.24	387,515	2.14%	3.26%	to	2.43%	****
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2015	1.15%	to	2.10%	145,377	10.66	to	10.19	1,522,443	1.63%	-7.60%	to	-8.49%
2014	0.65%	to	2.10%	133,415	11.75	to	11.13	1,518,753	0.77%	1.33%	to	-0.15%
2013	1.15%	to	2.20%	94,227	11.44	to	11.12	1,068,006	0.09%	14.42%	to	13.21%
2012	0.45%	to	2.10%	23,083	10.12	to	9.84	229,892	1.84%	13.18%	to	11.30%
2011	1.15%	to	1.80%	6,278	8.90	to	8.86	55,665	0.43%	-11.03%	to	-11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2015	0.45%	to	2.50%	666,394	12.26	to	11.13	7,773,755	2.18%	-1.86%	to	-3.88%
2014	0.45%	to	2.50%	541,529	12.50	to	11.58	6,508,503	0.77%	13.34%	to	11.01%
2013	0.45%	to	2.50%	252,548	11.03	to	10.43	2,700,517	3.52%	2.17%	to	0.07%
2012	0.45%	to	2.45%	147,631	10.79	to	10.43	1,569,234	0.46%	29.36%	to	26.75%
2011	0.45%	to	1.90%	10,187	8.34	to	8.26	84,552	1.88%	-16.58%	to	-17.39%	****
NVIT Bond Index Fund Class I (NVBX)
2015	0.45%	to	2.35%	1,162,145	10.06	to	9.84	11,568,033	5.66%	-0.31%	to	-2.21%
NVIT International Index Fund Class I (NVIX)
2015	0.45%	to	2.10%	361,849	9.61	to	9.42	3,435,888	2.82%	-1.40%	to	-3.04%
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
2015	1.25%	to	2.10%	264,531	9.78	to	9.64	2,571,082	0.88%	-4.45%	to	-5.28%
2014	1.25%	to	1.95%	60,458	10.24	to	10.19	617,679	0.81%	2.38%	to	1.89%	****
NVIT Flexible Fixed Income Fund Class P (NVFIP)
2015	1.00%	to	1.95%	110,518	9.33	to	9.18	1,020,662	5.17%	-4.48%	to	-5.40%
2014	1.25%	to	1.90%	55,403	9.75	to	9.70	538,888	3.96%	-2.52%	to	-2.95%	****
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
2015	1.00%	to	1.95%	265,618	9.82	to	9.66	2,584,937	2.78%	-4.31%	to	-5.22%
2014	1.25%	to	1.95%	86,529	10.24	to	10.20	884,088	2.68%	2.44%	to	1.95%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2015	1.00%	to	1.35%	97,786	9.60	to	9.58	938,145	2.66%	-4.02%	to	-4.18%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2015	1.00%	to	1.30%	53,778	9.63	to	9.62	517,886	1.80%	-3.68%	to	-3.81%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2015	1.00%	to	1.35%	29,431	9.57	to	9.55	281,305	2.25%	-4.34%	to	-4.50%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.45%	to	2.50%	2,248,551	13.93	to	12.64	29,796,785	1.43%	0.53%	to	-1.54%
2014	0.45%	to	2.50%	1,778,833	13.86	to	12.84	23,660,831	1.01%	4.52%	to	2.37%
2013	0.45%	to	2.45%	1,422,066	13.26	to	12.56	18,317,071	1.62%	22.73%	to	20.27%
2012	0.45%	to	2.45%	463,618	10.81	to	10.45	4,926,147	1.34%	15.19%	to	12.88%
2011	0.45%	to	2.45%	91,567	9.38	to	9.25	855,513	0.01%	-6.20%	to	-7.45%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	1.00%	to	1.30%	13,798	$10.01	to	$9.99	$137,950	0.00%	0.08%	to	-0.06%	****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.85%	to	1.65%	102,474	9.72	to	9.68	994,946	0.15%	-2.82%	to	-3.19%	****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.85%	to	1.55%	132,725	9.90	to	9.86	1,312,623	0.14%	-1.03%	to	-1.36%	****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.85%	to	1.65%	110,075	9.69	to	9.66	1,065,000	0.22%	-3.08%	to	-3.44%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.45%	to	1.90%	255,096	9.60	to	9.37	2,415,733	4.92%	-3.05%	to	-4.46%
2014	0.45%	to	1.90%	338,008	9.90	to	9.80	3,331,555	3.65%	-0.97%	to	-1.96%	****
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.45%	to	2.50%	380,459	8.12	to	7.84	3,033,115	0.97%	-16.37%	to	-18.10%
2014	0.45%	to	2.50%	284,459	9.71	to	9.58	2,740,098	0.85%	-2.86%	to	-4.23%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2015	1.00%	to	1.30%	12,717	8.50	to	8.49	108,102	0.00%	-14.98%	to	-15.10%	****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015			1.00%	688			9.16	6,300	0.29%			-8.42%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015	1.00%	to	1.30%	8,905	9.72	to	9.70	86,469	1.29%	-2.83%	to	-2.97%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2015	0.45%	to	2.10%	622,297	15.27	to	13.89	8,948,245	2.89%	-2.20%	to	-3.82%
2014	0.45%	to	2.10%	277,822	15.61	to	14.44	4,131,688	2.08%	4.03%	to	2.30%
2013	0.45%	to	1.90%	317,750	15.01	to	14.22	4,598,220	2.24%	28.89%	to	27.02%
2012	1.15%	to	1.90%	17,631	11.43	to	11.20	198,613	1.07%	14.81%	to	13.94%
2011	1.15%	to	1.90%	36,757	9.95	to	9.83	362,885	1.86%	-7.45%	to	-8.15%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2015	0.45%	to	2.50%	1,035,762	13.35	to	11.86	13,079,416	2.67%	-1.50%	to	-3.53%
2014	0.45%	to	2.50%	1,645,659	13.55	to	12.30	21,415,970	3.86%	3.83%	to	1.69%
2013	0.45%	to	2.30%	621,011	13.05	to	12.19	7,851,324	2.42%	14.14%	to	12.02%
2012	0.45%	to	2.15%	217,237	11.44	to	10.92	2,507,709	1.54%	10.56%	to	8.67%
2011	0.45%	to	2.50%	189,389	10.34	to	9.99	2,014,980	2.14%	-1.79%	to	-3.81%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015	0.45%	to	2.50%	1,056,215	14.31	to	12.72	14,137,039	3.02%	-1.77%	to	-3.80%
2014	0.45%	to	2.55%	1,031,275	14.57	to	13.19	14,226,928	3.11%	4.23%	to	2.03%
2013	0.45%	to	2.50%	561,382	13.98	to	12.95	7,534,357	2.22%	20.70%	to	18.22%
2012	1.15%	to	2.20%	225,897	11.37	to	11.05	2,548,266	1.34%	12.33%	to	11.14%
2011	0.85%	to	2.20%	168,205	10.17	to	9.94	1,712,225	2.10%	-4.27%	to	-5.57%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2015	0.45%	to	2.30%	1,195,585	11.87	to	10.67	13,210,388	1.82%	-1.18%	to	-3.02%
2014	0.45%	to	2.30%	1,390,229	12.01	to	11.01	15,754,070	3.01%	2.87%	to	0.96%
2013	0.45%	to	2.30%	449,995	11.68	to	10.90	5,058,961	1.60%	4.46%	to	2.52%
2012	0.45%	to	2.30%	685,218	11.18	to	10.63	7,479,943	1.84%	7.01%	to	5.02%
2011	0.45%	to	2.30%	547,754	10.44	to	10.12	5,667,245	2.69%	0.96%	to	-0.92%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2015	0.45%	to	2.50%	2,737,046	13.84	to	12.30	35,598,436	3.16%	-1.51%	to	-3.54%
2014	0.45%	to	2.50%	2,108,083	14.05	to	12.75	28,147,988	2.54%	4.10%	to	1.96%
2013	0.45%	to	2.50%	1,910,678	13.50	to	12.51	24,832,669	2.68%	17.27%	to	14.86%
2012	0.45%	to	2.50%	311,040	11.51	to	10.89	3,517,624	1.20%	11.86%	to	9.55%
2011	0.45%	to	2.50%	354,699	10.29	to	9.94	3,630,782	2.31%	-2.77%	to	-4.77%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2015	0.45%	to	2.50%	1,230,141	14.65	to	13.02	16,972,583	4.95%	-1.95%	to	-3.97%
2014	0.45%	to	2.50%	290,550	14.94	to	13.56	4,143,500	1.78%	4.09%	to	1.95%
2013	0.45%	to	2.50%	1,121,366	14.35	to	13.30	15,511,195	2.68%	23.72%	to	21.17%
2012	0.45%	to	2.10%	133,371	11.60	to	11.10	1,511,711	1.14%	14.07%	to	12.17%
2011	0.45%	to	2.10%	167,695	10.17	to	9.89	1,680,122	2.22%	-5.10%	to	-6.67%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2015	0.45%	to	2.85%	644,930	12.87	to	11.21	7,758,763	1.88%	-1.51%	to	-3.89%
2014	0.45%	to	2.85%	1,262,452	13.06	to	11.66	15,623,836	3.95%	3.61%	to	1.12%
2013	0.45%	to	2.85%	508,881	12.61	to	11.53	6,182,259	2.43%	10.74%	to	8.07%
2012	0.45%	to	2.85%	222,877	11.39	to	10.67	2,488,745	1.89%	9.55%	to	6.90%
2011	0.45%	to	2.85%	135,890	10.39	to	9.98	1,391,413	2.48%	-0.72%	to	-3.11%
NVIT Core Bond Fund - Class II (NVCBD2)
2015	1.00%	to	1.35%	24,355	9.87	to	9.85	240,194	6.05%	-1.35%	to	-1.51%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2015	0.45%	to	2.45%	855,161	11.10	to	10.09	9,008,769	1.51%	-0.96%	to	-2.95%
2014	0.45%	to	2.45%	1,143,294	11.20	to	10.40	12,303,527	3.39%	4.41%	to	2.31%
2013	0.45%	to	2.45%	291,655	10.73	to	10.17	3,046,972	1.19%	-2.49%	to	-4.45%
2012	0.45%	to	2.45%	635,977	11.01	to	10.64	6,868,065	2.23%	6.63%	to	4.49%
2011	0.45%	to	2.35%	239,858	10.32	to	10.19	2,459,167	1.63%	3.20%	to	1.89%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2015	0.45%	to	2.50%	384,754	$11.01	to	$10.63	$4,178,786	1.32%	0.48%	to	-1.59%
2014	0.45%	to	2.30%	293,951	10.96	to	10.82	3,208,499	0.87%	9.56%	to	8.16%	****
NVIT Nationwide Fund - Class II (TRF2)
2015	1.00%	to	1.65%	6,055	9.55	to	9.52	57,738	1.30%	-4.53%	to	-4.83%	****
NVIT Government Bond Fund - Class I (GBF)
2015	0.45%	to	2.50%	1,038,287	10.17	to	9.82	10,374,812	2.08%	-0.56%	to	-2.61%
2014	0.45%	to	2.50%	651,310	10.23	to	10.08	6,606,686	1.06%	2.26%	to	0.81%	****
NVIT Government Bond Fund - Class II (GBF2)
2015	1.00%	to	1.35%	18,436	9.98	to	9.96	183,854	2.63%	-0.21%	to	-0.37%	****
American Century NVIT Growth Fund -Class II (CAF2)
2015	0.45%	to	2.50%	244,341	13.65	to	12.91	3,230,670	0.87%	3.89%	to	1.75%
2014	0.45%	to	2.50%	98,599	13.13	to	12.69	1,272,551	0.92%	10.54%	to	8.27%
2013	0.45%	to	1.65%	7,357	11.88	to	11.79	86,833	1.24%	18.82%	to	17.86%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.45%	to	2.10%	528,278	10.26	to	9.98	5,332,573	1.32%	-1.44%	to	-3.08%
2014	0.45%	to	2.50%	628,850	10.41	to	10.27	6,502,909	1.48%	4.14%	to	2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.45%	to	2.30%	346,219	10.25	to	9.93	3,493,108	1.30%	-0.62%	to	-2.47%
2014	0.45%	to	2.30%	199,407	10.32	to	10.19	2,044,443	1.75%	3.17%	to	1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	1.00%	to	2.30%	357,957	10.20	to	9.97	3,616,429	1.37%	-1.53%	to	-2.82%
2014	0.45%	to	2.50%	411,780	10.39	to	10.25	4,252,319	2.93%	3.94%	to	2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.45%	to	2.50%	1,096,796	10.20	to	9.85	10,989,145	1.57%	-0.19%	to	-2.24%
2014	0.45%	to	2.50%	978,369	10.22	to	10.08	9,933,726	1.56%	2.21%	to	0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.45%	to	2.50%	3,723,008	10.30	to	9.95	37,775,766	2.54%	-0.78%	to	-2.83%
2014	0.45%	to	2.50%	1,768,302	10.38	to	10.23	18,278,859	1.53%	3.82%	to	2.35%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.45%	to	2.50%	1,018,739	10.26	to	9.91	10,289,593	1.80%	-1.18%	to	-3.21%
2014	0.45%	to	2.50%	719,794	10.39	to	10.24	7,430,132	1.48%	3.85%	to	2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.45%	to	2.50%	1,217,405	10.26	to	9.91	12,277,946	1.92%	-0.48%	to	-2.53%
2014	0.45%	to	2.50%	944,676	10.31	to	10.17	9,682,645	1.48%	3.12%	to	1.66%	****
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.45%	to	2.10%	392,371	9.84	to	9.65	3,816,989	1.47%	-2.97%	to	-4.58%
NVIT Money Market Fund - Class I (SAM)
2015			1.30%	6,522			9.28	60,555	0.00%			-1.30%
2014			1.30%	11,504			9.41	108,219	0.00%			-1.30%
2013			1.30%	7,408			9.53	70,606	0.00%			-1.30%
2012			1.30%	8,730			9.66	84,301	0.00%			-1.30%
2011			1.30%	2,844			9.78	27,826	0.00%			-1.30%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2015	0.45%	to	2.45%	266,004	13.59	to	12.11	3,394,034	0.13%	-1.10%	to	-3.09%
2014	0.45%	to	2.45%	224,523	13.74	to	12.50	2,944,411	2.27%	-1.80%	to	-3.77%
2013	0.45%	to	2.45%	224,855	13.99	to	12.99	3,097,568	0.87%	20.53%	to	18.11%
2012	0.45%	to	2.45%	146,827	11.61	to	10.99	1,708,592	0.37%	15.00%	to	12.68%
2011	0.45%	to	2.10%	134,318	10.09	to	9.82	1,387,046	1.12%	-10.03%	to	-11.52%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2015	0.45%	to	2.45%	421,105	8.54	to	8.25	3,529,054	1.04%	-5.77%	to	-7.67%
2014	0.45%	to	2.45%	405,939	9.06	to	8.94	3,655,246	1.72%	-9.37%	to	-10.62%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2015	0.45%	to	2.50%	294,364	18.18	to	16.16	5,014,521	0.26%	2.67%	to	0.55%
2014	0.45%	to	2.50%	268,848	17.71	to	16.07	4,501,661	0.33%	9.65%	to	7.39%
2013	0.45%	to	2.15%	153,389	16.15	to	15.16	2,403,821	0.68%	33.81%	to	31.53%
2012	0.45%	to	2.20%	103,904	12.07	to	11.51	1,216,799	0.30%	15.62%	to	13.58%
2011	0.45%	to	2.20%	47,841	10.44	to	10.14	492,097	0.00%	-3.67%	to	-5.36%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2015	0.45%	to	2.45%	348,734	16.03	to	14.29	5,237,383	1.04%	-3.87%	to	-5.80%
2014	0.45%	to	2.45%	358,216	16.68	to	15.17	5,667,146	1.29%	9.75%	to	7.54%
2013	0.45%	to	2.45%	177,261	15.20	to	14.11	2,590,277	1.44%	34.42%	to	31.72%
2012	0.45%	to	2.15%	85,985	11.30	to	10.80	950,777	1.62%	17.06%	to	15.06%
2011	0.45%	to	2.10%	45,504	9.66	to	9.39	435,609	1.01%	-6.51%	to	-8.06%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	1.15%	to	1.60%	10,326	23.14	to	22.44	235,481	0.00%	-1.33%	to	-1.78%
2014	1.15%	to	1.60%	11,097	23.45	to	22.85	257,049	0.00%	2.84%	to	2.37%
2013	1.15%	to	1.60%	13,265	22.81	to	22.32	299,534	0.00%	37.35%	to	36.72%
2012	1.15%	to	1.60%	18,910	16.60	to	16.33	311,905	0.00%	13.58%	to	13.06%
2011	1.15%	to	1.60%	24,039	14.62	to	14.44	349,691	0.00%	-5.33%	to	-5.76%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	0.45%	to	2.50%	439,773	$17.33	to	$15.41	$7,132,124	0.00%	-0.79%	to	-2.84%
2014	0.45%	to	2.45%	267,498	17.47	to	15.89	4,434,759	0.00%	3.25%	to	1.18%
2013	0.45%	to	2.45%	155,713	16.92	to	15.71	2,538,327	0.00%	37.98%	to	35.21%
2012	0.45%	to	2.35%	142,567	12.26	to	11.65	1,701,976	0.00%	14.13%	to	11.94%
2011	0.45%	to	2.10%	148,078	10.75	to	10.45	1,602,759	0.00%	-4.88%	to	-6.45%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.45%	to	2.45%	354,372	18.58	to	16.57	6,242,788	1.13%	-3.32%	to	-5.27%
2014	0.45%	to	2.45%	475,679	19.22	to	17.49	8,764,471	1.61%	16.49%	to	14.15%
2013	0.45%	to	2.45%	314,354	16.50	to	15.32	5,049,077	1.23%	35.07%	to	32.36%
2012	0.45%	to	2.10%	117,223	12.22	to	11.69	1,397,941	1.58%	15.82%	to	13.90%
2011	0.45%	to	2.10%	57,643	10.55	to	10.26	605,470	0.97%	-2.76%	to	-4.37%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.45%	to	2.50%	292,448	11.14	to	10.76	3,196,137	0.00%	0.30%	to	-1.76%
2014	0.45%	to	2.45%	223,672	11.11	to	10.95	2,464,685	0.00%	11.06%	to	9.53%	****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	1.00%	to	1.65%	35,096	8.95	to	8.92	313,985	0.00%	-10.50%	to	-10.77%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.45%	to	2.45%	379,349	10.11	to	9.77	3,770,754	0.64%	-6.45%	to	-8.33%
2014	0.45%	to	2.45%	462,116	10.81	to	10.66	4,969,036	0.27%	8.10%	to	6.61%	****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	1.00%	to	1.35%	24,757	9.23	to	9.21	228,330	0.71%	-7.74%	to	-7.89%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.45%	to	2.10%	274,289	10.27	to	9.98	2,795,620	0.36%	-2.08%	to	-3.70%
2014	0.45%	to	2.10%	320,570	10.49	to	10.37	3,353,751	0.18%	4.88%	to	3.69%	****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	1.00%	to	1.30%	12,554	9.15	to	9.14	114,887	0.07%	-8.46%	to	-8.59%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.45%	to	2.45%	456,734	9.63	to	9.12	4,273,112	1.93%	-3.33%	to	-5.27%
2014	0.45%	to	2.45%	372,253	9.96	to	9.63	3,639,274	4.05%	3.42%	to	1.34%
2013	0.45%	to	1.95%	46,071	9.63	to	9.54	440,814	2.70%	-3.66%	to	-4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.45%	to	2.45%	928,715	10.21	to	9.28	9,053,531	1.87%	-0.79%	to	-2.78%
2014	0.45%	to	2.45%	1,017,668	10.29	to	9.55	10,060,290	1.05%	0.04%	to	-1.97%
2013	0.45%	to	2.45%	670,646	10.28	to	9.74	6,714,747	1.29%	-0.35%	to	-2.35%
2012	0.45%	to	2.45%	648,630	10.32	to	9.98	6,575,235	1.70%	3.06%	to	0.98%
2011	0.45%	to	2.10%	443,708	10.01	to	9.90	4,420,514	1.17%	0.13%	to	-0.98%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015	1.00%	to	1.65%	38,542	9.84	to	9.81	378,914	0.52%	-1.62%	to	-1.92%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	1.00%	to	1.35%	30,202	8.90	to	8.89	268,649	3.71%	-10.96%	to	-11.11%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2015	1.00%	to	1.30%	23,928	9.18	to	9.16	219,540	0.00%	-8.23%	to	-8.36%	****
NVIT Real Estate Fund - Class II (NVRE2)
2015	0.45%	to	2.50%	211,340	11.27	to	10.66	2,318,589	1.61%	-6.08%	to	-8.02%
2014	0.45%	to	2.50%	380,236	12.00	to	11.59	4,493,910	5.13%	28.03%	to	25.39%
2013	1.15%	to	1.90%	15,642	9.33	to	9.28	145,645	1.99%	-6.70%	to	-7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2015	0.45%	to	2.50%	23,705,499	9.73	to	8.58	217,646,578	0.00%	-0.45%	to	-2.50%
2014	0.45%	to	2.50%	22,120,520	9.77	to	8.80	206,063,496	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.55%	15,784,398	9.82	to	9.01	148,787,115	0.00%	-0.45%	to	-2.55%
2012	0.45%	to	2.55%	20,569,054	9.86	to	9.24	196,942,746	0.00%	-0.45%	to	-2.56%
2011	0.45%	to	2.55%	24,210,354	9.91	to	9.48	235,051,949	0.00%	-0.45%	to	-2.54%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2015	0.45%	to	2.15%	542,886	11.54	to	10.97	6,092,033	1.68%	-2.20%	to	-3.87%
2014	0.45%	to	2.15%	520,306	11.80	to	11.41	6,027,930	1.55%	1.40%	to	-0.33%
2013	0.45%	to	2.15%	239,471	11.64	to	11.45	2,763,519	1.23%	16.42%	to	14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2015	0.45%	to	2.30%	138,664	11.79	to	11.15	1,583,150	1.98%	-3.59%	to	-5.39%
2014	0.45%	to	2.30%	136,378	12.23	to	11.79	1,632,666	1.44%	2.66%	to	0.76%
2013	0.45%	to	2.30%	69,366	11.91	to	11.70	817,539	0.00%	19.10%	to	16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2015	0.45%	to	2.20%	175,329	9.87	to	9.50	1,686,921	1.78%	-5.30%	to	-6.97%
2014	1.15%	to	1.90%	56,671	10.34	to	10.25	583,458	3.29%	-0.15%	to	-0.91%
2013			1.35%	584			10.35	6,046	1.03%			3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2015	1.25%	to	2.35%	127,924	9.81	to	9.58	1,244,370	1.30%	-5.49%	to	-6.54%
2014	1.25%	to	2.35%	94,519	10.38	to	10.25	976,833	4.59%	0.98%	to	-0.14%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2015	1.25%	to	1.85%	120,041	$9.84	to	$9.71	$1,176,229	1.97%	-5.16%	to	-5.73%
2014	1.25%	to	1.90%	49,734	10.37	to	10.30	513,588	3.45%	0.46%	to	-0.20%
2013			1.35%	472			10.32	4,873	1.54%			3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015	1.00%	to	2.10%	100,455	9.97	to	9.74	994,507	2.59%	-4.21%	to	-5.27%
2014	1.25%	to	2.10%	31,338	10.38	to	10.28	324,369	4.01%	1.18%	to	0.30%
2013			1.35%	1,163			10.26	11,932	1.56%			2.60%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.45%	to	2.35%	278,770	9.68	to	9.47	2,668,213	1.18%	-5.31%	to	-7.12%
NVIT S&P 500 Index Fund Class I (GVEX1)
2015	0.45%	to	2.45%	2,891,001	10.20	to	9.96	29,186,318	3.99%	0.71%	to	-1.32%
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2015	0.85%	to	1.35%	32,607	9.30	to	9.28	302,819	0.00%	-7.01%	to	-7.23%	****
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
2015	1.00%	to	2.10%	38,573	9.44	to	9.32	362,482	0.00%	-6.01%	to	-7.05%
7Twelve Balanced Portfolio (NO7TB)
2015	0.65%	to	2.45%	178,546	9.25	to	8.89	1,619,111	0.44%	-7.95%	to	-9.62%
2014	0.65%	to	2.45%	189,690	10.05	to	9.84	1,885,803	0.41%	-0.94%	to	-2.74%
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2015	0.45%	to	2.50%	650,267	9.96	to	9.25	6,206,351	8.46%	-7.05%	to	-8.96%
2014	0.45%	to	2.50%	352,793	10.72	to	10.16	3,664,471	0.00%	7.06%	to	4.85%
2013	0.45%	to	2.50%	253,002	10.01	to	9.69	2,486,015	0.00%	3.45%	to	1.32%
2012	0.45%	to	1.90%	130,290	9.68	to	9.60	1,251,899	0.00%	-3.24%	to	-4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2015	0.45%	to	2.50%	866,827	10.22	to	9.49	8,494,803	2.18%	-2.95%	to	-4.95%
2014	0.45%	to	2.50%	1,016,921	10.53	to	9.98	10,392,864	3.05%	-1.52%	to	-3.55%
2013	0.45%	to	2.50%	1,343,033	10.69	to	10.35	14,102,480	1.15%	4.13%	to	1.99%
2012	0.45%	to	2.35%	2,580,347	10.26	to	10.16	26,301,442	0.00%	2.65%	to	1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2015	0.45%	to	2.35%	2,042,921	9.45	to	8.98	18,761,811	0.29%	-3.65%	to	-5.48%
2014	0.45%	to	2.35%	1,627,839	9.81	to	9.50	15,673,245	0.63%	0.95%	to	-0.98%
2013	0.45%	to	2.10%	1,102,338	9.72	to	9.61	10,653,275	0.00%	-2.79%	to	-3.87%	****
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
2015	0.45%	to	2.20%	401,420	9.96	to	9.59	3,901,224	3.36%	-2.23%	to	-3.95%
2014	0.45%	to	2.20%	374,575	10.19	to	9.99	3,767,064	1.18%	2.48%	to	0.68%
2013	1.15%	to	1.60%	27,734			9.93	275,464	0.03%	-0.65%	to	-0.72%	****
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2015	1.00%	to	1.35%	14,959	9.93	to	9.92	148,456	0.21%	-0.66%	to	-0.82%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2015	0.45%	to	2.30%	128,797	12.83	to	11.76	1,580,842	1.83%	0.84%	to	-1.04%
2014	0.45%	to	2.15%	153,152	12.73	to	11.95	1,884,398	1.93%	6.63%	to	4.81%
2013	0.45%	to	2.15%	107,843	11.93	to	11.40	1,257,501	2.48%	15.75%	to	13.77%
2012	0.45%	to	2.15%	277,177	10.31	to	10.02	2,797,736	1.06%	12.86%	to	10.93%
2011	1.15%	to	1.60%	6,071	9.09	to	9.07	55,121	0.00%	-9.07%	to	-9.35%	****
VP Income & Growth Fund - Class I (ACVIG)
2015	0.45%	to	2.50%	1,022,727	9.30	to	9.17	9,445,328	1.68%	-6.97%	to	-8.26%	****
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.45%	to	2.50%	1,010,449	10.41	to	9.44	9,983,448	1.92%	-2.91%	to	-4.91%
2014	0.45%	to	2.50%	1,010,075	10.72	to	9.93	10,389,097	1.45%	2.83%	to	0.72%
2013	0.45%	to	2.50%	642,753	10.42	to	9.86	6,514,580	1.62%	-8.89%	to	-10.77%
2012	0.45%	to	2.50%	854,035	11.44	to	11.05	9,618,190	2.50%	6.90%	to	4.69%
2011	0.45%	to	2.50%	588,753	10.70	to	10.55	6,269,731	2.21%	7.00%	to	5.53%	****
VP Ultra(R) Fund - Class I (ACVU1)
2015	1.15%	to	1.60%	112,066	9.97	to	9.94	1,117,319	0.00%	-0.25%	to	-0.56%	****
VP Value Fund - Class I (ACVV)
2015	0.45%	to	2.50%	1,652,567	9.43	to	9.30	15,492,064	1.57%	-5.69%	to	-6.99%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2015	0.45%	to	2.50%	249,038	10.63	to	10.27	2,598,864	0.32%	-2.95%	to	-4.95%
2014	1.15%	to	2.50%	107,020	10.90	to	10.80	1,163,467	0.00%	9.01%	to	8.01%	****
Quality Bond Fund II - Primary Shares (FQB)
2015			1.30%	300			17.15	5,144	3.75%			-1.54%
2014			1.30%	301			17.41	5,241	3.71%			2.44%
2013			1.30%	301			17.00	5,116	4.17%			-0.28%
2012			1.30%	302			17.05	5,148	4.02%			8.29%
2011			1.30%	303			15.74	4,769	5.10%			0.95%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2015	0.95%	to	1.60%	704,451	10.91	to	9.67	6,822,487	0.77%	-3.19%	to	-3.34%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2015	0.45%	to	2.45%	129,762	$12.27	to	$11.16	$1,512,698	1.31%	-0.51%	to	-2.51%
2014	0.45%	to	2.45%	155,125	12.33	to	11.45	1,844,933	1.27%	5.06%	to	2.95%
2013	0.45%	to	2.45%	167,158	11.74	to	11.12	1,912,478	1.54%	14.82%	to	12.51%
2012	0.45%	to	2.10%	135,649	10.22	to	9.94	1,370,416	1.63%	11.73%	to	9.87%
2011	0.45%	to	2.45%	83,003	9.15	to	9.03	754,254	5.85%	-8.51%	to	-9.74%	****
VIP Balanced Portfolio - Service Class 2 (FB2)
2015	1.00%	to	1.35%	23,700	9.69	to	9.67	229,553	2.14%	-3.11%	to	-3.27%	****
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2015	0.45%	to	2.50%	1,281,852	9.33	to	9.20	11,889,520	2.78%	-6.68%	to	-7.97%	****
VIP Growth Portfolio - Service Class 2 (FG2)
2015	0.45%	to	2.50%	4,519,108	10.33	to	10.19	46,393,370	0.06%	3.29%	to	1.86%	****
VIP High Income Portfolio - Service Class 2 (FHI2)
2015	0.45%	to	2.50%	437,803	9.17	to	9.04	3,984,150	5.70%	-8.34%	to	-9.61%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.45%	to	2.50%	1,181,994	10.23	to	9.67	11,714,749	4.62%	-7.47%	to	-9.38%
2014	0.45%	to	2.50%	1,200,924	11.05	to	10.68	13,052,206	5.42%	4.15%	to	2.00%
2013	0.45%	to	2.50%	248,403	10.61	to	10.47	2,616,861	0.71%	6.13%	to	4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2015	0.45%	to	2.20%	473,617	11.60	to	11.06	5,339,249	3.02%	-4.08%	to	-5.77%
2014	0.45%	to	2.45%	336,122	12.09	to	11.69	3,991,939	2.36%	5.23%	to	3.12%
2013	0.45%	to	2.45%	390,390	11.49	to	11.34	4,461,802	0.63%	14.93%	to	13.38%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.45%	to	2.15%	342,398	9.46	to	9.35	3,218,445	1.18%	-5.38%	to	-6.47%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.45%	to	2.20%	294,082	13.89	to	12.56	3,890,937	2.89%	-6.63%	to	-8.28%
2014	0.45%	to	2.45%	435,151	14.88	to	13.53	6,223,331	2.81%	2.39%	to	0.33%
2013	0.45%	to	2.45%	444,351	14.53	to	13.49	6,273,995	9.76%	23.21%	to	20.74%
2012	0.45%	to	2.45%	288,602	11.79	to	11.17	3,369,370	2.27%	14.81%	to	12.50%
2011	0.45%	to	2.45%	194,719	10.27	to	9.93	2,015,502	0.02%	-1.98%	to	-3.95%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2015			1.30%	141,325			13.53	1,912,475	1.48%			-4.13%
2014			1.30%	142,858			14.12	2,016,515	1.72%			10.26%
2013			1.30%	167,040			12.80	2,138,524	1.60%			30.65%
2012			1.30%	196,403			9.80	1,924,572	2.18%			14.99%
2011			1.30%	226,716			8.52	1,932,058	2.20%			3.59%
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2015	1.00%	to	1.65%	13,902	9.39	to	9.36	130,327	0.00%	-6.13%	to	-6.42%	****
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2015	0.45%	to	2.35%	255,323	9.24	to	8.77	2,289,976	6.52%	-6.50%	to	-8.29%
2014	0.45%	to	2.20%	189,589	9.88	to	9.59	1,836,652	1.34%	-1.95%	to	-3.68%
2013	0.45%	to	2.15%	1,421,771	10.08	to	9.96	14,237,535	7.51%	0.75%	to	-0.40%	****
International Growth Fund/VA- Service Shares (OVIGS)
2015	1.00%	to	1.65%	37,758	9.54	to	9.51	359,712	0.00%	-4.63%	to	-4.93%	****
Global Securities Fund/VA - Service Class (OVGSS)
2015	0.45%	to	2.50%	480,902	12.05	to	11.40	5,635,310	1.40%	3.21%	to	1.08%
2014	0.45%	to	2.50%	241,225	11.68	to	11.28	2,774,030	0.81%	1.60%	to	-0.50%
2013	0.45%	to	2.15%	120,749	11.50	to	11.36	1,381,183	0.01%	14.95%	to	13.64%	****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2015	0.85%	to	1.35%	54,493	8.96	to	8.94	487,815	0.00%	-10.36%	to	-10.58%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2015	0.45%	to	2.45%	706,689	9.87	to	8.98	6,625,614	2.89%	-9.60%	to	-11.41%
2014	0.45%	to	2.45%	1,048,624	10.92	to	10.14	10,988,167	5.10%	0.00%	to	-2.01%
2013	0.45%	to	2.45%	1,033,371	10.92	to	10.35	10,955,429	4.34%	-0.34%	to	-2.34%
2012	0.45%	to	2.45%	1,116,827	10.96	to	10.60	12,010,027	5.62%	14.29%	to	11.99%
2011	0.45%	to	2.50%	405,198	9.59	to	9.46	3,862,027	6.91%	-4.10%	to	-5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2015	0.45%	to	2.10%	178,917	10.63	to	9.67	1,785,710	1.43%	-7.59%	to	-9.12%
2014	0.45%	to	2.15%	188,653	11.50	to	10.61	2,061,161	2.05%	-0.15%	to	-1.86%
2013	0.45%	to	2.45%	172,093	11.52	to	10.69	1,916,166	1.68%	-6.99%	to	-8.86%
2012	0.45%	to	2.50%	194,743	12.39	to	11.72	2,366,621	5.86%	4.76%	to	2.59%
2011	0.45%	to	2.50%	517,027	11.82	to	11.42	6,071,567	1.90%	7.93%	to	5.71%
Low Duration Portfolio - Advisor Class (PMVLAD)
2015	0.45%	to	2.50%	2,606,396	10.34	to	9.38	25,644,440	3.82%	-0.24%	to	-2.30%
2014	0.45%	to	2.50%	1,393,573	10.36	to	9.60	13,853,449	1.04%	0.29%	to	-1.77%
2013	0.45%	to	2.50%	1,403,301	10.33	to	9.77	14,080,239	1.36%	-0.68%	to	-2.73%
2012	0.45%	to	2.50%	1,391,273	10.40	to	10.05	14,200,810	1.77%	5.27%	to	3.10%
2011	0.45%	to	2.50%	580,305	9.88	to	9.74	5,691,327	0.99%	-1.19%	to	-2.56%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Total Return Portfolio - Advisor Class (PMVTRD)
2015	0.45%	to	2.45%	1,805,992	$11.08	to	$10.08	$19,019,736	5.33%	-0.12%	to	-2.12%
2014	0.45%	to	2.45%	1,414,783	11.09	to	10.29	15,071,151	1.97%	3.70%	to	1.62%
2013	0.45%	to	2.45%	1,920,626	10.69	to	10.13	19,950,741	2.02%	-2.49%	to	-4.45%
2012	0.45%	to	2.50%	3,032,974	10.97	to	10.59	32,658,037	2.46%	9.01%	to	6.76%
2011	0.45%	to	2.45%	987,316	10.06	to	9.93	9,871,103	1.72%	0.61%	to	-0.73%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2015	0.45%	to	2.50%	250,185	6.04	to	5.37	1,424,468	4.22%	-26.00%	to	-27.52%
2014	0.45%	to	2.50%	207,140	8.17	to	7.41	1,610,927	0.28%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	185,582	10.08	to	9.34	1,798,964	1.66%	-15.10%	to	-16.85%
2012	0.45%	to	2.40%	198,165	11.87	to	11.26	2,296,512	2.48%	4.65%	to	2.60%
2011	0.45%	to	2.45%	307,254	11.34	to	10.97	3,436,177	13.87%	-7.96%	to	-9.80%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2015	0.45%	to	2.15%	221,269	12.00	to	10.88	2,500,438	5.14%	-2.80%	to	-4.46%
2014	0.45%	to	2.45%	355,130	12.34	to	11.23	4,181,911	5.30%	0.95%	to	-1.08%
2013	0.45%	to	2.15%	330,217	12.23	to	11.48	3,895,080	4.76%	-7.46%	to	-9.04%
2012	0.45%	to	2.50%	1,109,109	13.21	to	12.50	14,300,058	4.82%	17.24%	to	14.82%
2011	0.45%	to	2.50%	674,109	11.27	to	10.89	7,483,514	5.14%	5.73%	to	3.56%
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2015	0.45%	to	2.50%	626,063	11.01	to	9.78	6,480,577	1.73%	-4.57%	to	-6.53%
2014	0.45%	to	2.50%	618,483	11.53	to	10.47	6,776,960	2.38%	1.70%	to	-0.40%
2013	0.45%	to	2.50%	479,981	11.34	to	10.51	5,237,413	0.92%	-8.98%	to	-10.85%
2012	0.45%	to	2.45%	421,386	12.46	to	11.80	5,124,656	1.59%	6.38%	to	4.24%
2011	0.45%	to	2.15%	639,277	11.71	to	11.38	7,377,536	2.44%	6.97%	to	5.15%
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2015	0.45%	to	2.50%	1,375,441	13.15	to	11.69	17,117,278	5.01%	-2.21%	to	-4.22%
2014	0.45%	to	2.50%	1,105,129	13.45	to	12.20	14,193,525	5.36%	2.77%	to	0.65%
2013	0.45%	to	2.50%	3,173,122	13.09	to	12.13	40,136,238	5.31%	5.15%	to	2.99%
2012	0.45%	to	2.45%	4,473,575	12.44	to	11.79	54,386,699	5.59%	13.68%	to	11.39%
2011	0.45%	to	2.35%	5,040,280	10.95	to	10.60	54,199,063	5.80%	2.77%	to	0.81%
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2015	0.45%	to	2.10%	74,082	6.77	to	6.15	475,873	4.30%	-15.94%	to	-17.34%
2014	0.45%	to	2.10%	77,131	8.05	to	7.45	594,884	0.19%	-13.19%	to	-14.63%
2013	0.45%	to	2.10%	156,684	9.27	to	8.72	1,396,179	0.82%	-2.63%	to	-4.25%
2012	0.45%	to	2.10%	173,846	9.52	to	9.11	1,615,679	0.23%	11.16%	to	9.31%
2011	0.45%	to	2.10%	415,420	8.57	to	8.33	3,503,665	0.00%	-23.96%	to	-25.22%
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2015	0.95%	to	2.10%	32,265	20.10	to	11.71	396,509	4.52%	-5.58%	to	-6.25%
2014	0.95%	to	2.10%	45,927	21.28	to	12.49	619,568	4.49%	-1.66%	to	-2.39%
2013	0.95%	to	2.10%	59,331	21.64	to	12.80	807,700	5.09%	10.30%	to	9.46%
2012	1.15%	to	2.45%	193,894	12.00	to	11.58	2,340,894	5.23%	14.36%	to	12.85%
2011	0.45%	to	2.45%	519,408	10.62	to	10.26	5,496,550	4.99%	-2.47%	to	-4.42%
VT Equity Income Fund: Class IB (PVEIB)
2015	1.00%	to	1.55%	52,116	9.40	to	9.38	489,720	0.00%	-5.97%	to	-6.21%	****
VI International Growth Fund - Series II Shares (AVIE2)
2015	1.00%	to	1.30%	8,736	9.28	to	9.27	81,042	0.00%	-7.17%	to	-7.30%	****
VP UltraShort NASDAQ-100 (PROUSN)
2015	0.45%	to	2.45%	505,722	0.89	to	0.79	417,092	0.00%	-26.59%	to	-28.07%
2014	1.15%	to	2.15%	473,189	1.17	to	1.12	535,542	0.00%	-36.49%	to	-37.14%
2013	0.65%	to	2.15%	238,140	1.88	to	1.78	427,662	0.00%	-48.97%	to	-49.74%
2012	1.15%	to	2.45%	280,253	3.64	to	3.51	1,000,554	0.00%	-35.97%	to	-36.82%
2011	1.15%	to	2.15%	99,013	5.68	to	5.59	554,202	0.00%	-23.07%	to	-23.85%
VP Access High Yield Fund (PROAHY)
2015	0.45%	to	2.45%	438,199	14.16	to	12.62	5,844,517	1.50%	-0.30%	to	-2.30%
2014	0.45%	to	2.45%	536,044	14.20	to	12.92	7,265,745	6.11%	1.88%	to	-0.17%
2013	0.45%	to	2.45%	6,759,648	13.94	to	12.94	91,050,949	2.72%	9.52%	to	7.32%
2012	0.45%	to	2.45%	5,021,067	12.72	to	12.06	62,207,797	4.74%	13.61%	to	11.32%
2011	0.45%	to	2.15%	346,045	11.20	to	10.88	3,817,266	1.25%	2.28%	to	0.54%
VP Asia 30 (PROA30)
2015	0.45%	to	2.35%	250,619	9.45	to	8.48	2,216,005	0.33%	-9.79%	to	-11.51%
2014	0.45%	to	2.45%	139,150	10.48	to	9.53	1,382,202	0.08%	-2.01%	to	-3.98%
2013	0.45%	to	2.45%	264,312	10.69	to	9.93	2,720,895	0.03%	14.45%	to	12.16%
2012	0.65%	to	2.15%	276,877	9.29	to	8.92	2,518,717	0.00%	14.73%	to	12.99%
2011	0.45%	to	2.00%	172,456	8.13	to	7.92	1,378,726	0.03%	-27.32%	to	-28.46%
VP Banks (PROBNK)
2015	0.45%	to	2.45%	153,779	14.42	to	13.12	2,094,309	0.19%	-0.88%	to	-2.87%
2014	1.15%	to	2.45%	85,417	14.18	to	13.50	1,188,941	0.10%	9.11%	to	7.67%
2013	0.45%	to	2.15%	126,901	13.24	to	12.64	1,633,420	0.28%	32.85%	to	30.59%
2012	1.15%	to	2.15%	155,165	9.85	to	9.68	1,516,565	0.00%	31.87%	to	30.53%
2011	1.15%	to	1.65%	20,324	7.47	to	7.44	151,367	0.00%	-25.31%	to	-25.57%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP Basic Materials (PROBM)
2015	0.45%	to	2.15%	136,926	$8.57	to	$7.91	$1,108,008	0.52%	-14.31%	to	-15.77%
2014	1.15%	to	2.15%	202,526	9.75	to	9.39	1,933,798	0.99%	0.52%	to	-0.50%
2013	0.45%	to	2.20%	262,357	9.89	to	9.43	2,519,862	0.83%	17.90%	to	15.83%
2012	1.15%	to	2.15%	208,000	8.29	to	8.15	1,709,693	0.20%	7.24%	to	6.15%
2011	1.15%	to	2.10%	51,733	7.73	to	7.68	398,830	0.00%	-22.73%	to	-23.22%	****
VP Bear (PROBR)
2015	0.65%	to	2.10%	210,408	3.97	to	3.65	793,510	0.00%	-5.54%	to	-6.92%
2014	0.65%	to	2.35%	375,099	4.20	to	3.88	1,502,426	0.00%	-14.81%	to	-16.26%
2013	0.45%	to	2.35%	327,711	4.97	to	4.63	1,562,595	0.00%	-26.88%	to	-28.28%
2012	0.45%	to	2.35%	149,740	6.80	to	6.46	992,882	0.00%	-16.97%	to	-18.56%
2011	0.45%	to	2.35%	235,554	8.19	to	7.93	1,913,731	0.00%	-9.29%	to	-11.02%
VP Biotechnology (PROBIO)
2015	0.45%	to	2.50%	259,473	29.34	to	26.62	7,216,474	0.00%	2.84%	to	0.72%
2014	0.45%	to	2.50%	449,535	28.53	to	26.44	12,338,212	0.00%	29.14%	to	26.49%
2013	0.45%	to	2.45%	330,278	22.09	to	20.93	7,081,443	0.00%	67.66%	to	64.30%
2012	0.45%	to	2.15%	473,197	13.18	to	12.80	6,141,389	0.00%	40.07%	to	37.68%
2011	0.45%	to	2.10%	13,260	9.41	to	9.30	123,904	0.00%	-5.93%	to	-6.97%	****
VP Bull (PROBL)
2015	0.45%	to	2.50%	1,599,922	16.72	to	14.86	25,380,545	0.00%	-0.91%	to	-2.95%
2014	0.45%	to	2.50%	2,442,600	16.87	to	15.31	39,528,358	0.00%	10.97%	to	8.68%
2013	0.45%	to	2.50%	711,453	15.21	to	14.09	10,433,701	0.00%	29.17%	to	26.51%
2012	0.45%	to	2.45%	1,418,158	11.77	to	11.15	16,287,866	0.00%	13.38%	to	11.09%
2011	0.45%	to	2.45%	755,218	10.38	to	10.04	7,677,092	0.00%	-0.45%	to	-2.44%
VP Consumer Goods (PROCG)
2015	0.45%	to	2.50%	458,236	15.97	to	14.49	6,947,832	0.51%	3.69%	to	1.56%
2014	0.45%	to	2.45%	620,053	15.40	to	14.29	9,185,663	0.90%	9.73%	to	7.53%
2013	0.45%	to	2.15%	102,777	14.03	to	13.40	1,401,184	0.86%	27.87%	to	25.69%
2012	0.45%	to	2.45%	68,405	10.97	to	10.61	737,174	1.31%	10.36%	to	8.14%
2011	0.45%	to	1.90%	25,237	9.94	to	9.85	249,257	0.00%	-0.57%	to	-1.53%	****
VP Consumer Services (PROCS)
2015	0.45%	to	2.50%	382,999	19.14	to	17.37	6,991,167	0.00%	4.22%	to	2.07%
2014	0.45%	to	2.45%	588,414	18.36	to	17.05	10,408,997	0.00%	11.95%	to	9.71%
2013	0.45%	to	2.15%	320,513	16.40	to	15.67	5,108,147	0.17%	39.24%	to	36.86%
2012	0.85%	to	2.40%	94,015	11.70	to	11.40	1,087,057	0.00%	21.06%	to	19.16%
2011	0.45%	to	2.35%	56,622	9.69	to	9.57	544,622	0.00%	-3.08%	to	-4.31%	****
VP Emerging Markets (PROEM)
2015	0.45%	to	2.45%	244,196	6.92	to	6.17	1,594,714	1.70%	-17.73%	to	-19.39%
2014	0.45%	to	2.45%	373,572	8.41	to	7.65	2,987,574	0.21%	-3.85%	to	-5.79%
2013	0.45%	to	2.45%	425,737	8.75	to	8.12	3,580,510	0.38%	-6.84%	to	-8.72%
2012	0.45%	to	2.45%	576,322	9.39	to	8.90	5,280,262	0.99%	6.09%	to	3.95%
2011	0.45%	to	2.10%	368,467	8.85	to	8.61	3,210,925	0.00%	-20.06%	to	-21.39%
VP Europe 30 (PROE30)
2015	0.45%	to	2.45%	404,677	10.96	to	9.77	4,147,047	4.52%	-11.28%	to	-13.06%
2014	0.45%	to	2.45%	271,242	12.36	to	11.24	3,183,952	1.22%	-9.06%	to	-10.89%
2013	0.45%	to	2.45%	314,135	13.59	to	12.61	4,079,277	0.46%	21.09%	to	18.66%
2012	0.45%	to	2.35%	185,175	11.22	to	10.66	2,032,880	1.09%	16.07%	to	13.85%
2011	1.15%	to	2.00%	17,266	9.55	to	9.42	163,319	0.61%	-9.93%	to	-10.68%
VP Financials (PROFIN)
2015	0.45%	to	2.50%	801,013	14.98	to	13.59	11,416,836	0.12%	-1.94%	to	-3.96%
2014	0.45%	to	2.45%	237,817	15.27	to	14.18	3,480,598	0.10%	12.41%	to	10.15%
2013	1.15%	to	2.45%	135,152	13.33	to	12.87	1,777,733	0.34%	30.56%	to	28.84%
2012	1.15%	to	2.45%	64,514	10.21	to	9.99	652,782	0.22%	23.29%	to	21.67%
2011	1.15%	to	2.10%	19,538	8.28	to	8.23	161,225	0.00%	-17.17%	to	-17.70%	****
VP Health Care (PROHC)
2015	0.45%	to	2.50%	583,272	20.22	to	18.35	11,179,218	0.00%	4.55%	to	2.40%
2014	0.45%	to	2.50%	727,943	19.34	to	17.92	13,490,662	0.05%	23.14%	to	20.61%
2013	0.45%	to	2.50%	407,435	15.70	to	14.86	6,211,685	0.33%	39.13%	to	36.27%
2012	1.15%	to	2.50%	113,070	11.15	to	10.90	1,251,835	0.33%	16.05%	to	14.46%
2011	0.45%	to	1.90%	54,929	9.66	to	9.56	526,815	0.00%	-3.43%	to	-4.37%	****
VP Industrials (PROIND)
2015	0.45%	to	2.35%	540,448	14.07	to	12.86	7,233,997	0.18%	-3.86%	to	-5.69%
2014	0.45%	to	2.45%	251,139	14.64	to	13.59	3,536,581	0.17%	5.10%	to	2.99%
2013	0.45%	to	2.35%	532,485	13.93	to	13.23	7,200,812	0.30%	37.57%	to	34.94%
2012	0.45%	to	2.45%	196,512	10.12	to	9.79	1,948,860	0.33%	15.28%	to	12.96%
2011	0.45%	to	2.35%	96,626	8.78	to	8.67	841,929	0.00%	-12.18%	to	-13.30%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP International (PROINT)
2015	0.45%	to	2.10%	193,125	$11.24	to	$10.22	$2,065,351	0.00%	-3.96%	to	-5.55%
2014	0.45%	to	2.10%	200,598	11.70	to	10.82	2,237,707	0.00%	-8.52%	to	-10.04%
2013	0.45%	to	2.45%	383,339	12.79	to	11.87	4,695,778	0.00%	18.96%	to	16.57%
2012	0.45%	to	2.45%	320,958	10.75	to	10.19	3,347,319	0.00%	15.41%	to	13.09%
2011	0.45%	to	2.10%	262,523	9.32	to	9.06	2,404,795	0.00%	-14.72%	to	-16.14%
VP Internet (PRONET)
2015	0.45%	to	2.50%	382,997	18.47	to	16.76	6,726,750	0.00%	19.81%	to	17.34%
2014	0.45%	to	2.45%	131,448	15.42	to	14.31	1,950,007	0.00%	0.67%	to	-1.36%
2013	0.45%	to	2.45%	219,621	15.32	to	14.51	3,265,348	0.00%	51.03%	to	48.00%
2012	1.15%	to	2.15%	51,684	10.02	to	9.85	514,948	0.00%	18.38%	to	17.18%
2011	0.85%	to	2.10%	9,841	8.48	to	8.41	83,166	0.00%	-15.16%	to	-15.87%	****
VP Japan (PROJP)
2015	0.45%	to	2.35%	226,725	14.23	to	12.76	3,026,252	0.00%	5.33%	to	3.32%
2014	0.45%	to	2.20%	134,742	13.51	to	12.44	1,732,082	0.00%	2.76%	to	0.96%
2013	0.45%	to	2.20%	303,478	13.15	to	12.32	3,830,548	0.00%	47.57%	to	44.98%
2012	0.45%	to	2.15%	152,930	8.91	to	8.51	1,317,530	0.00%	22.40%	to	20.30%
2011	0.45%	to	2.10%	34,406	7.28	to	7.08	246,466	0.00%	-18.91%	to	-20.25%
VP NASDAQ-100 (PRON)
2015	0.45%	to	2.45%	747,756	21.09	to	18.80	14,937,745	0.00%	6.97%	to	4.82%
2014	0.45%	to	2.45%	940,882	19.72	to	17.94	17,742,745	0.00%	16.48%	to	14.14%
2013	0.45%	to	2.45%	634,252	16.93	to	15.72	10,386,060	0.00%	33.67%	to	30.99%
2012	0.45%	to	2.45%	385,195	12.66	to	12.00	4,763,244	0.00%	15.71%	to	13.38%
2011	0.45%	to	2.45%	244,301	10.95	to	10.58	2,628,101	0.00%	1.00%	to	-1.03%
VP Oil & Gas (PROOG)
2015	0.45%	to	2.50%	1,185,343	9.71	to	8.63	10,717,212	0.68%	-23.72%	to	-25.29%
2014	0.45%	to	2.50%	886,429	12.72	to	11.55	10,659,196	0.46%	-11.27%	to	-13.10%
2013	0.45%	to	2.50%	290,843	14.34	to	13.29	4,009,939	0.46%	23.51%	to	20.97%
2012	0.45%	to	2.45%	311,471	11.61	to	11.00	3,516,237	0.09%	2.43%	to	0.37%
2011	0.45%	to	2.35%	291,332	11.33	to	10.98	3,242,585	0.18%	1.79%	to	-0.15%
VP Pharmaceuticals (PROPHR)
2015	0.45%	to	2.50%	235,796	18.84	to	17.10	4,203,402	0.59%	3.97%	to	1.83%
2014	0.45%	to	2.45%	246,310	18.12	to	16.83	4,274,560	0.67%	18.82%	to	16.44%
2013	0.45%	to	2.45%	212,949	15.25	to	14.45	3,148,383	2.06%	31.03%	to	28.40%
2012	0.45%	to	2.45%	94,784	11.64	to	11.25	1,085,763	0.92%	11.35%	to	9.11%
2011	0.45%	to	2.35%	284,915	10.45	to	10.32	2,958,723	0.00%	4.54%	to	3.22%	****
VP Precious Metals (PROPM)
2015	0.45%	to	2.50%	828,838	2.22	to	2.01	1,738,321	0.00%	-33.15%	to	-34.53%
2014	0.45%	to	2.50%	608,583	3.32	to	3.07	1,943,549	0.00%	-24.21%	to	-25.77%
2013	0.45%	to	2.50%	516,611	4.38	to	4.14	2,198,155	0.00%	-38.22%	to	-39.50%
2012	0.45%	to	2.45%	410,943	7.09	to	6.85	2,862,803	0.00%	-14.93%	to	-16.65%
2011	0.45%	to	2.30%	386,534	8.33	to	8.23	3,198,717	0.00%	-16.69%	to	-17.72%	****
VP Real Estate (PRORE)
2015	0.45%	to	2.50%	641,284	13.48	to	12.23	8,205,536	0.64%	-0.13%	to	-2.18%
2014	0.45%	to	2.50%	510,356	13.49	to	12.50	6,623,469	1.77%	24.45%	to	21.89%
2013	0.45%	to	2.50%	186,742	10.84	to	10.26	1,968,101	1.11%	-0.36%	to	-2.41%
2012	0.45%	to	2.50%	307,573	10.88	to	10.51	3,286,004	2.70%	16.64%	to	14.24%
2011	0.45%	to	2.50%	45,390	9.33	to	9.20	420,467	0.00%	-6.71%	to	-7.99%	****
VP Rising Rates Opportunity (PRORRO)
2015	0.45%	to	2.20%	128,910	4.03	to	3.64	485,909	0.00%	-2.03%	to	-3.75%
2014	0.45%	to	2.20%	157,991	4.11	to	3.78	614,204	0.00%	-30.57%	to	-31.79%
2013	0.45%	to	2.45%	406,251	5.92	to	5.49	2,315,767	0.00%	15.95%	to	13.62%
2012	0.45%	to	2.45%	174,521	5.10	to	4.84	864,364	0.00%	-7.35%	to	-9.22%
2011	1.15%	to	2.10%	93,888	5.45	to	5.36	508,047	0.00%	-38.22%	to	-38.81%
VP Semiconductor (PROSCN)
2015	0.45%	to	2.15%	98,642	14.55	to	13.42	1,368,093	0.44%	-3.31%	to	-4.96%
2014	0.45%	to	2.45%	371,556	15.04	to	13.97	5,387,504	0.14%	33.92%	to	31.24%
2013	0.45%	to	2.15%	27,132	11.23	to	10.73	297,110	0.14%	32.87%	to	30.61%
2012	0.45%	to	1.65%	13,309	8.45	to	8.28	110,521	0.32%	-4.60%	to	-5.75%
2011	1.35%	to	1.90%	14,743	8.81	to	8.78	129,655	0.00%	-11.91%	to	-12.24%	****
VP Short Emerging Markets (PROSEM)
2015	1.15%	to	2.45%	28,179	8.18	to	7.59	222,881	0.00%	10.24%	to	8.79%
2014	1.35%	to	2.30%	6,375	7.35	to	7.03	46,252	0.00%	-4.24%	to	-5.16%
2013	0.45%	to	2.30%	33,825	7.94	to	7.41	262,351	0.00%	-0.68%	to	-2.53%
2012	1.15%	to	2.30%	63,269	7.84	to	7.60	491,393	0.00%	-14.05%	to	-15.05%
2011	1.15%	to	2.45%	87,819	9.13	to	8.93	794,238	0.00%	9.39%	to	7.96%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP Short International (PROSIN)
2015	0.45%	to	2.30%	52,420	$5.33	to	$4.79	$263,074	0.00%	-4.22%	to	-6.00%
2014	1.15%	to	2.30%	85,409	5.39	to	5.10	442,228	0.00%	1.62%	to	0.44%
2013	0.45%	to	2.30%	99,808	5.44	to	5.08	515,832	0.00%	-21.36%	to	-22.83%
2012	1.15%	to	2.30%	58,276	6.79	to	6.58	390,351	0.00%	-21.08%	to	-22.00%
2011	1.15%	to	2.50%	162,410	8.60	to	8.41	1,382,717	0.00%	0.63%	to	-0.73%
VP Short NASDAQ-100 (PROSN)
2015	0.45%	to	1.85%	54,422	3.07	to	2.83	158,731	0.00%	-13.44%	to	-14.65%
2014	0.45%	to	2.15%	114,259	3.54	to	3.27	381,614	0.00%	-19.74%	to	-21.12%
2013	0.45%	to	2.15%	100,893	4.42	to	4.15	423,062	0.00%	-29.72%	to	-30.92%
2012	1.15%	to	2.30%	81,510	6.17	to	5.98	494,350	0.00%	-19.73%	to	-20.67%
2011	1.15%	to	2.45%	72,310	7.68	to	7.52	549,135	0.00%	-11.50%	to	-12.66%
VP Technology (PROTEC)
2015	0.45%	to	2.35%	550,302	15.30	to	13.99	7,978,790	0.00%	1.94%	to	0.00%
2014	0.45%	to	2.50%	410,320	15.01	to	13.91	5,892,607	0.00%	17.58%	to	15.16%
2013	0.85%	to	2.15%	329,911	12.63	to	12.19	4,079,935	0.00%	24.13%	to	22.50%
2012	0.45%	to	2.30%	190,108	10.24	to	9.93	1,912,005	0.00%	9.81%	to	7.77%
2011	0.45%	to	2.35%	107,196	9.33	to	9.21	992,449	0.00%	-6.71%	to	-7.89%	****
VP Telecommunications (PROTEL)
2015	0.45%	to	2.10%	30,985	12.53	to	11.59	368,536	6.74%	1.06%	to	-0.61%
2014	0.45%	to	2.15%	47,871	12.40	to	11.64	570,687	4.46%	0.11%	to	-1.60%
2013	0.45%	to	2.45%	34,300	12.39	to	11.74	412,848	1.85%	11.56%	to	9.32%
2012	1.15%	to	2.15%	363,734	10.97	to	10.79	3,982,906	0.12%	15.17%	to	14.01%
2011	0.45%	to	1.65%	3,690	9.57	to	9.50	35,094	0.00%	-4.27%	to	-5.04%	****
VP U.S. Government Plus (PROGVP)
2015	0.45%	to	2.15%	246,664	15.63	to	14.17	3,594,158	0.00%	-6.07%	to	-7.67%
2014	0.45%	to	2.20%	161,162	16.64	to	15.32	2,539,122	0.18%	35.78%	to	33.39%
2013	0.65%	to	2.15%	135,761	12.16	to	11.50	1,593,389	0.17%	-19.64%	to	-20.85%
2012	0.45%	to	2.15%	211,249	15.22	to	14.53	3,136,876	0.00%	0.52%	to	-1.20%
2011	0.45%	to	2.45%	221,028	15.14	to	14.64	3,284,785	0.13%	42.87%	to	40.00%
VP UltraNASDAQ-100 (PROUN)
2015	0.45%	to	2.45%	73,879	40.87	to	36.43	2,850,033	0.00%	13.09%	to	10.82%
2014	0.45%	to	2.50%	184,912	36.14	to	32.80	6,287,569	0.00%	35.23%	to	32.45%
2013	0.45%	to	2.45%	312,708	26.72	to	24.81	8,062,616	0.00%	78.24%	to	74.66%
2012	0.45%	to	2.45%	92,860	14.99	to	14.20	1,354,071	0.00%	33.15%	to	30.47%
2011	0.45%	to	2.15%	161,850	11.26	to	10.94	1,790,643	0.00%	-1.64%	to	-3.31%
VP Utilities (PROUTL)
2015	0.45%	to	2.50%	197,035	14.28	to	12.96	2,667,033	1.42%	-6.82%	to	-8.74%
2014	0.45%	to	2.50%	364,675	15.33	to	14.20	5,370,466	2.19%	25.32%	to	22.74%
2013	0.45%	to	2.50%	112,703	12.23	to	11.57	1,336,584	3.07%	12.80%	to	10.48%
2012	0.45%	to	2.50%	163,570	10.84	to	10.47	1,734,505	1.99%	-0.31%	to	-2.37%
2011	0.85%	to	2.50%	154,187	10.85	to	10.73	1,663,626	0.00%	8.49%	to	7.29%	****
Global Managed Futures Strategy (RVMFU)
2015	0.45%	to	2.35%	991,335	8.02	to	7.00	7,358,106	1.96%	-1.99%	to	-3.86%
2014	0.45%	to	2.35%	439,704	8.18	to	7.28	3,359,616	0.00%	11.58%	to	9.45%
2013	0.45%	to	2.55%	454,481	7.33	to	6.58	3,156,056	0.00%	2.13%	to	-0.03%
2012	0.45%	to	2.55%	506,656	7.18	to	6.58	3,479,836	0.00%	-11.60%	to	-13.48%
2011	0.45%	to	2.55%	884,949	8.12	to	7.61	6,966,058	0.00%	-9.04%	to	-10.95%
Variable Fund - Long Short Equity Fund (RSRF)
2015	0.45%	to	2.35%	776,095	10.68	to	15.40	10,894,555	0.00%	0.80%	to	-1.12%
2014	0.45%	to	2.40%	546,015	10.59	to	15.48	7,808,046	0.00%	2.33%	to	0.33%
2013	0.45%	to	2.55%	564,715	10.35	to	10.21	7,978,425	0.00%	16.93%	to	14.46%
2012	0.45%	to	2.55%	594,453	8.85	to	8.92	7,197,791	0.00%	3.96%	to	1.76%
2011	0.45%	to	2.55%	738,378	8.52	to	8.77	8,530,419	0.00%	-6.98%	to	-8.94%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2015	0.45%	to	2.50%	1,257,580	11.76	to	10.47	14,467,164	0.91%	-6.52%	to	-8.45%
2014	0.45%	to	2.55%	1,249,764	12.58	to	11.39	15,543,695	0.27%	3.01%	to	0.83%
2013	0.45%	to	2.50%	1,198,793	12.22	to	11.33	14,563,763	0.02%	22.88%	to	20.35%
2012	0.45%	to	2.50%	1,064,254	9.94	to	9.42	10,631,772	0.00%	13.19%	to	10.86%
2011	0.45%	to	2.50%	1,278,798	8.78	to	8.49	11,397,397	0.00%	-7.72%	to	-9.61%
Variable Trust - Banking Fund (RBKF)
2015	1.15%	to	2.45%	404,243	8.17	to	4.91	3,087,040	0.47%	-5.95%	to	-7.19%
2014	0.45%	to	2.45%	233,270	6.70	to	5.29	1,926,493	1.36%	2.95%	to	0.89%
2013	1.15%	to	2.40%	196,923	8.50	to	6.91	1,611,604	0.55%	27.70%	to	26.08%
2012	0.45%	to	2.50%	584,843	5.06	to	4.15	3,684,231	0.24%	23.66%	to	21.11%
2011	0.45%	to	2.45%	158,278	4.09	to	3.43	833,475	0.23%	-22.58%	to	-24.13%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Basic Materials Fund (RBMF)
2015	0.45%	to	2.50%	118,511	$8.77	to	$9.69	$2,097,515	0.00%	-17.67%	to	-19.37%
2014	0.45%	to	2.50%	167,362	10.66	to	12.02	3,602,338	3.09%	-2.26%	to	-4.27%
2013	0.45%	to	2.50%	218,828	10.90	to	12.55	4,895,991	0.62%	0.79%	to	-1.28%
2012	0.45%	to	2.50%	317,742	10.82	to	12.72	7,003,662	0.00%	10.22%	to	7.95%
2011	0.45%	to	2.50%	329,769	9.81	to	11.78	6,616,439	0.00%	-16.83%	to	-18.55%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2015	0.45%	to	2.50%	853,997	11.79	to	9.85	9,180,862	0.69%	-4.45%	to	-6.41%
2014	0.45%	to	2.50%	878,354	12.34	to	10.52	9,985,356	0.61%	2.34%	to	0.23%
2013	0.45%	to	2.50%	677,455	12.06	to	10.50	7,580,969	1.52%	18.21%	to	15.78%
2012	0.45%	to	2.50%	803,979	10.20	to	9.07	7,703,594	1.12%	11.91%	to	9.60%
2011	0.45%	to	2.50%	912,603	9.12	to	8.27	7,900,607	1.59%	-4.64%	to	-6.60%
Variable Trust - Biotechnology Fund (RBF)
2015	0.45%	to	2.50%	453,190	39.80	to	28.82	14,533,009	0.00%	7.99%	to	5.76%
2014	0.45%	to	2.50%	458,541	36.85	to	27.25	13,717,417	0.00%	32.10%	to	29.38%
2013	0.45%	to	2.50%	412,742	27.90	to	21.06	9,526,308	0.00%	53.51%	to	50.35%
2012	0.45%	to	2.50%	442,089	18.17	to	14.01	6,648,173	0.00%	35.37%	to	32.58%
2011	0.45%	to	2.50%	511,648	13.43	to	10.57	5,736,404	0.00%	10.09%	to	7.83%
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2015	0.45%	to	2.50%	1,986,155	11.21	to	9.57	20,771,137	1.09%	-4.59%	to	-6.55%
2014	0.45%	to	2.50%	2,024,648	11.74	to	10.24	22,412,265	0.65%	1.34%	to	-0.75%
2013	0.45%	to	2.50%	1,377,640	11.59	to	10.31	15,158,693	1.58%	9.67%	to	7.41%
2012	0.45%	to	2.50%	1,398,310	10.57	to	9.60	14,164,565	1.63%	10.29%	to	8.01%
2011	0.45%	to	2.50%	1,041,864	9.58	to	8.89	9,680,693	1.86%	-0.73%	to	-2.76%
Variable Trust - Commodities Strategy Fund (RVCMD)
2015	0.65%	to	2.50%	764,311	2.70	to	2.15	1,492,889	0.00%	-34.23%	to	-35.46%
2014	0.65%	to	2.50%	809,296	4.11	to	3.32	2,425,031	0.00%	-34.44%	to	-35.66%
2013	0.45%	to	2.55%	679,934	6.35	to	5.15	3,163,749	0.00%	-3.65%	to	-5.68%
2012	0.45%	to	2.55%	929,892	6.59	to	5.46	4,541,338	0.00%	-1.85%	to	-3.93%
2011	0.45%	to	2.55%	1,163,910	6.72	to	5.68	5,828,149	7.57%	-7.06%	to	-9.02%
Variable Trust - Consumer Products Fund (RCPF)
2015	0.45%	to	2.50%	553,132	21.21	to	20.35	16,115,663	0.50%	5.74%	to	3.57%
2014	0.45%	to	2.50%	317,791	20.06	to	19.65	8,838,889	0.62%	12.12%	to	9.81%
2013	0.45%	to	2.50%	312,694			17.89	7,850,995	1.14%	27.67%	to	25.05%
2012	0.45%	to	2.50%	382,444	14.01	to	14.31	7,652,079	1.19%	8.56%	to	6.31%
2011	0.45%	to	2.50%	453,809	12.91	to	13.46	8,549,906	1.57%	13.25%	to	10.93%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2015	0.45%	to	2.50%	800,214	14.12	to	15.57	14,986,879	0.00%	-4.65%	to	-6.61%
2014	0.45%	to	2.50%	484,688	14.80	to	16.68	9,586,358	0.00%	16.28%	to	13.88%
2013	0.45%	to	2.50%	860,829	12.73	to	14.64	15,127,161	0.00%	61.97%	to	58.64%
2012	0.45%	to	2.50%	633,796	7.86	to	9.23	6,909,061	0.00%	16.62%	to	14.21%
2011	0.45%	to	2.50%	1,088,961	6.74	to	8.08	10,208,263	0.00%	8.60%	to	6.37%
Variable Trust - Electronics Fund (RELF)
2015	0.45%	to	2.50%	335,163	11.81	to	9.38	3,788,042	0.00%	1.64%	to	-0.45%
2014	0.45%	to	2.50%	400,386	11.62	to	9.42	4,465,554	0.00%	23.18%	to	20.65%
2013	0.45%	to	2.50%	234,202	9.43	to	7.81	2,140,213	0.25%	34.44%	to	31.68%
2012	1.15%	to	2.50%	298,819	7.01	to	5.93	2,056,409	0.00%	-0.16%	to	-1.48%
2011	1.15%	to	2.50%	274,559	7.02	to	6.02	1,890,025	0.00%	-17.45%	to	-18.57%
Variable Trust - Energy Fund (RENF)
2015	0.45%	to	2.50%	839,869	6.59	to	6.73	11,995,085	0.41%	-30.54%	to	-31.97%
2014	0.45%	to	2.50%	759,621	9.48	to	9.90	15,822,605	0.17%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	306,654	11.71	to	12.48	8,105,926	0.20%	22.91%	to	20.38%
2012	0.45%	to	2.50%	384,516	9.52	to	10.36	8,364,527	0.00%	1.94%	to	-0.16%
2011	0.45%	to	2.50%	431,951	9.34	to	10.38	9,292,765	0.00%	-6.27%	to	-8.20%
Variable Trust - Energy Services Fund (RESF)
2015	0.45%	to	2.50%	597,799	4.91	to	5.29	7,964,659	0.37%	-32.01%	to	-33.41%
2014	0.45%	to	2.50%	552,521	7.23	to	7.94	11,202,901	0.00%	-29.66%	to	-31.11%
2013	0.45%	to	2.50%	261,356	10.27	to	11.52	7,762,863	0.00%	23.33%	to	20.79%
2012	0.45%	to	2.45%	241,614	8.33	to	9.57	5,828,967	0.00%	-0.05%	to	-2.06%
2011	0.45%	to	2.50%	331,307	8.33	to	9.74	8,167,424	0.00%	-9.70%	to	-11.56%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2015	0.45%	to	2.15%	108,694	5.70	to	10.26	1,036,926	1.24%	-7.60%	to	-9.18%
2014	0.45%	to	2.15%	134,608	6.17	to	11.30	1,362,829	0.92%	-12.88%	to	-14.37%
2013	0.45%	to	2.20%	598,527	7.08	to	13.12	7,083,250	0.19%	23.34%	to	21.17%
2012	0.45%	to	2.15%	724,600	5.74	to	10.88	6,751,752	1.30%	21.11%	to	19.04%
2011	0.45%	to	2.00%	226,240	4.74	to	7.75	1,847,382	0.00%	-15.52%	to	-16.83%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Financial Services Fund (RFSF)
2015	0.45%	to	2.50%	693,822	$8.81	to	$7.27	$7,555,577	0.36%	-4.42%	to	-6.39%
2014	0.45%	to	2.50%	671,332	9.22	to	7.77	7,747,716	0.64%	12.07%	to	9.77%
2013	0.45%	to	2.50%	505,938	8.22	to	7.07	5,285,828	0.51%	26.98%	to	24.37%
2012	0.45%	to	2.50%	545,150	6.48	to	5.69	4,530,810	0.20%	22.13%	to	19.61%
2011	1.15%	to	2.50%	450,938	7.07	to	4.76	3,123,398	0.07%	-15.90%	to	-17.05%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2015	0.45%	to	2.45%	456,187	17.61	to	14.06	8,447,751	0.89%	-5.52%	to	-7.42%
2014	0.45%	to	2.55%	621,779	18.64	to	15.05	12,309,884	0.69%	34.05%	to	31.23%
2013	0.45%	to	2.55%	349,681	13.91	to	11.47	5,255,438	0.73%	-18.62%	to	-20.34%
2012	0.45%	to	2.55%	587,510	17.09	to	14.39	10,996,570	0.78%	2.54%	to	0.37%
2011	0.45%	to	2.55%	1,104,597	16.67	to	14.34	20,076,897	2.05%	40.85%	to	37.89%
Variable Trust - Health Care Fund (RHCF)
2015	0.45%	to	2.50%	798,201	22.25	to	19.08	19,342,049	0.00%	4.06%	to	1.92%
2014	0.45%	to	2.50%	818,470	21.38	to	18.72	19,291,518	0.00%	24.06%	to	21.50%
2013	0.45%	to	2.50%	702,990	17.24	to	15.41	13,485,978	0.20%	41.18%	to	38.27%
2012	0.45%	to	2.50%	528,331	12.21	to	11.14	7,252,714	0.00%	16.64%	to	14.23%
2011	0.45%	to	2.50%	520,632	10.47	to	9.76	6,223,554	0.00%	4.22%	to	2.08%
Variable Trust - Internet Fund (RINF)
2015	0.45%	to	2.50%	214,786	19.28	to	17.79	6,020,677	0.00%	7.87%	to	5.65%
2014	0.45%	to	2.50%	134,520	17.88	to	16.84	3,583,436	0.00%	1.50%	to	-0.59%
2013	0.45%	to	2.50%	310,691	17.61	to	16.94	8,210,449	0.00%	50.55%	to	47.45%
2012	0.45%	to	2.50%	185,142	11.70	to	11.49	3,319,461	0.00%	18.79%	to	16.34%
2011	0.85%	to	2.50%	221,146	9.67	to	9.88	3,358,860	0.00%	-12.67%	to	-14.12%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2015	1.15%	to	2.45%	2,794,435	0.79	to	0.85	2,112,085	0.00%	-9.09%	to	-10.29%
2014	1.15%	to	2.50%	1,996,596	0.87	to	0.94	1,661,317	0.00%	-22.67%	to	-23.72%
2013	1.15%	to	2.30%	1,540,494	1.13	to	1.01	1,652,682	0.00%	-44.53%	to	-45.18%
2012	1.15%	to	2.50%	1,663,040	2.03	to	2.25	3,259,130	0.00%	-23.35%	to	-24.40%
2011	1.15%	to	2.50%	1,321,652	2.65	to	2.97	3,391,507	0.00%	-27.91%	to	-28.89%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2015	0.45%	to	2.20%	664,416	3.59	to	2.82	1,920,146	0.00%	-1.66%	to	-3.39%
2014	0.45%	to	2.50%	798,202	3.65	to	3.34	2,388,554	0.00%	-25.25%	to	-26.79%
2013	0.45%	to	2.50%	2,866,211	4.88	to	4.56	12,393,562	0.00%	14.74%	to	12.38%
2012	0.45%	to	2.50%	869,975	4.25	to	4.06	3,218,671	0.00%	-6.62%	to	-8.55%
2011	0.45%	to	2.15%	734,014	4.55	to	3.86	2,853,886	0.00%	-30.75%	to	-31.93%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2015	1.15%	to	1.95%	208,444	2.07	to	1.89	413,390	0.00%	-2.26%	to	-3.05%
2014	1.15%	to	2.50%	351,637	2.12	to	2.48	698,292	0.00%	-12.58%	to	-13.77%
2013	0.45%	to	2.15%	298,812	3.51	to	2.20	694,206	0.00%	-27.90%	to	-29.13%
2012	1.15%	to	2.15%	163,777	3.39	to	3.11	532,489	0.00%	-19.30%	to	-20.12%
2011	1.15%	to	2.45%	212,941	4.20	to	5.13	874,985	0.00%	-8.40%	to	-9.60%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2015	1.15%	to	2.10%	318,657	0.99	to	1.17	298,344	0.00%	-13.87%	to	-14.70%
2014	0.45%	to	2.50%	321,838	2.69	to	2.09	392,180	0.00%	-19.00%	to	-20.67%
2013	0.45%	to	2.15%	399,140	3.32	to	1.71	589,385	0.00%	-29.37%	to	-30.58%
2012	0.45%	to	2.15%	1,229,953	4.70	to	2.47	2,556,769	0.00%	-19.01%	to	-20.40%
2011	1.00%	to	2.45%	846,407	5.66	to	4.81	2,106,354	0.00%	-10.97%	to	-12.27%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2015	0.45%	to	2.40%	1,622,820	2.83	to	1.68	3,245,304	0.00%	-0.35%	to	-2.30%
2014	0.45%	to	2.50%	655,199	2.84	to	2.31	1,245,930	0.00%	-9.26%	to	-11.13%
2013	0.45%	to	2.30%	603,134	3.13	to	1.95	1,327,490	0.00%	-31.16%	to	-32.44%
2012	0.45%	to	2.50%	353,496	4.55	to	3.86	1,111,165	0.00%	-18.52%	to	-20.21%
2011	0.45%	to	2.50%	669,629	5.58	to	4.84	2,579,323	0.00%	-8.03%	to	-9.92%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2015	0.65%	to	2.10%	1,035,469	3.63	to	2.02	2,241,550	0.00%	-5.06%	to	-6.44%
2014	0.65%	to	2.50%	878,859	3.83	to	3.05	2,018,138	0.00%	-15.01%	to	-16.59%
2013	0.45%	to	2.40%	737,210	4.56	to	2.50	2,017,505	0.00%	-26.85%	to	-28.28%
2012	0.45%	to	2.50%	1,072,355	6.24	to	5.10	4,048,971	0.00%	-17.35%	to	-19.06%
2011	0.45%	to	2.50%	1,195,966	7.55	to	6.30	5,557,221	0.00%	-9.45%	to	-11.31%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2015	0.45%	to	2.45%	101,533	10.61	to	9.04	1,234,316	0.00%	11.49%	to	9.25%
2014	1.15%	to	2.50%	79,473	11.43	to	8.23	881,829	0.00%	-16.38%	to	-17.53%
2013	0.45%	to	2.50%	175,090	11.30	to	9.98	2,492,057	0.00%	55.30%	to	52.10%
2012	1.15%	to	2.00%	246,456	8.86	to	8.04	2,124,721	0.00%	18.72%	to	17.70%
2011	0.45%	to	2.00%	124,422	6.08	to	6.83	909,194	0.00%	-29.26%	to	-30.37%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Leisure Fund (RLF)
2015	0.45%	to	2.50%	256,578	$16.68	to	$15.23	$6,843,107	0.09%	-0.15%	to	-2.20%
2014	0.45%	to	2.50%	181,903	16.70	to	15.57	4,941,762	0.22%	7.00%	to	4.80%
2013	0.45%	to	2.50%	191,698	15.61	to	14.86	4,912,517	0.59%	41.77%	to	38.85%
2012	0.45%	to	2.50%	283,744	11.01	to	10.70	5,168,194	0.00%	20.77%	to	18.28%
2011	0.45%	to	2.50%	271,172	9.12	to	9.05	4,150,612	0.00%	1.99%	to	-0.10%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2015	0.45%	to	2.50%	336,043	16.05	to	14.34	10,875,301	0.00%	-5.93%	to	-7.87%
2014	0.45%	to	2.50%	94,489	17.06	to	15.57	3,088,946	0.00%	11.43%	to	9.14%
2013	0.45%	to	2.50%	181,969	15.31	to	14.27	4,876,218	0.00%	49.56%	to	46.48%
2012	0.45%	to	2.50%	321,813	10.24	to	9.74	6,437,591	0.00%	23.77%	to	21.21%
2011	0.45%	to	2.50%	265,722	8.27	to	8.03	4,354,258	0.00%	-8.01%	to	-9.90%
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.45%	to	2.35%	902,632	9.29	to	8.39	8,312,369	0.64%	1.39%	to	-0.54%
2014	0.45%	to	2.35%	732,401	9.17	to	8.44	6,714,451	0.00%	4.19%	to	2.20%
2013	0.45%	to	2.55%	794,484	8.80	to	7.95	7,062,750	0.00%	1.20%	to	-0.94%
2012	0.45%	to	2.55%	901,230	8.69	to	8.03	7,991,268	0.68%	1.76%	to	-0.39%
2011	0.45%	to	2.55%	676,240	8.54	to	8.06	5,936,147	0.00%	2.92%	to	0.75%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2015	0.45%	to	2.45%	611,925	32.37	to	31.46	20,769,741	0.00%	14.11%	to	11.82%
2014	0.45%	to	2.45%	1,027,097	28.37	to	28.14	31,048,384	0.00%	35.96%	to	33.23%
2013	0.45%	to	2.45%	936,401	20.86	to	21.12	20,772,792	0.00%	79.40%	to	75.81%
2012	0.45%	to	2.50%	458,586	11.63	to	11.97	5,970,633	0.00%	33.52%	to	30.77%
2011	0.45%	to	2.45%	514,544	8.71	to	9.18	5,033,949	0.00%	-1.12%	to	-3.10%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2015	0.45%	to	2.35%	900,604	21.89	to	27.16	24,997,743	0.00%	7.75%	to	5.70%
2014	0.45%	to	2.55%	746,528	20.32	to	19.28	19,033,453	0.00%	16.92%	to	14.45%
2013	0.45%	to	2.55%	887,995	17.38	to	16.84	19,264,862	0.00%	34.01%	to	31.19%
2012	0.45%	to	2.55%	436,120	12.97	to	12.84	7,425,414	0.00%	16.24%	to	13.79%
2011	0.45%	to	2.55%	435,810	11.16	to	11.28	6,569,631	0.00%	1.71%	to	-0.43%
Variable Trust - Nova Fund (RNF)
2015	0.45%	to	2.50%	566,895	14.80	to	14.08	10,643,310	0.00%	-1.17%	to	-3.20%
2014	0.45%	to	2.55%	666,929	14.98	to	14.48	12,705,422	0.08%	18.05%	to	15.56%
2013	0.45%	to	2.55%	1,902,052	12.69	to	12.53	28,504,432	0.09%	48.32%	to	45.19%
2012	0.45%	to	2.55%	841,905	8.55	to	8.63	9,379,489	0.00%	21.69%	to	19.12%
2011	0.45%	to	2.55%	1,040,432	7.03	to	7.24	9,596,287	0.05%	-1.61%	to	-3.68%
Variable Trust - Precious Metals Fund (RPMF)
2015	0.45%	to	2.50%	1,368,428	3.21	to	2.94	7,977,234	5.83%	-30.68%	to	-32.12%
2014	0.45%	to	2.50%	879,941	4.63	to	4.34	8,151,128	0.13%	-17.72%	to	-19.42%
2013	0.45%	to	2.50%	851,731	5.62	to	5.38	9,524,330	0.93%	-46.34%	to	-47.45%
2012	0.45%	to	2.50%	885,640	10.48	to	10.24	19,661,667	0.00%	-4.53%	to	-6.50%
2011	0.45%	to	2.50%	1,056,256	10.97	to	10.96	24,363,086	0.06%	-24.50%	to	-26.05%
Variable Trust - Real Estate Fund (RREF)
2015	0.45%	to	2.50%	338,751	12.30	to	10.30	7,117,895	2.02%	-2.96%	to	-4.96%
2014	0.45%	to	2.50%	492,656	12.68	to	10.84	10,849,321	1.19%	20.46%	to	17.98%
2013	0.45%	to	2.50%	391,260	10.52	to	9.19	7,335,555	2.09%	3.48%	to	1.35%
2012	0.45%	to	2.50%	680,026	10.17	to	9.06	12,388,116	1.15%	17.81%	to	15.38%
2011	0.45%	to	2.50%	526,180	8.63	to	7.86	8,271,602	2.30%	1.81%	to	-0.29%
Variable Trust - Retailing Fund (RRF)
2015	0.45%	to	2.50%	124,823	18.60	to	15.74	3,084,162	0.00%	-1.77%	to	-3.79%
2014	0.45%	to	2.50%	187,893	18.94	to	16.36	4,394,236	0.00%	8.17%	to	5.94%
2013	0.45%	to	2.50%	192,774	17.51	to	15.44	4,609,507	0.02%	35.19%	to	32.40%
2012	1.15%	to	2.50%	162,131	18.29	to	11.66	2,891,298	0.00%	15.43%	to	13.85%
2011	0.45%	to	2.50%	449,160	11.14	to	10.24	6,881,946	0.00%	4.83%	to	2.67%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2015	0.45%	to	2.50%	119,456	13.30	to	11.28	2,750,865	0.00%	-9.49%	to	-11.35%
2014	0.45%	to	2.50%	237,482	14.69	to	12.72	5,562,054	0.00%	3.82%	to	1.68%
2013	0.45%	to	2.50%	252,741	14.15	to	12.51	5,980,277	0.00%	57.85%	to	54.60%
2012	0.45%	to	2.50%	279,441	8.96	to	8.09	4,500,142	0.00%	21.55%	to	19.04%
2011	0.45%	to	2.50%	336,537	7.37	to	6.80	4,364,860	0.00%	-12.58%	to	-14.38%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2015	0.45%	to	2.50%	369,480	14.14	to	13.82	6,625,529	0.00%	-2.10%	to	-4.12%
2014	0.45%	to	2.50%	891,598	14.44	to	14.42	16,675,744	0.00%	24.09%	to	21.54%
2013	0.45%	to	2.50%	1,014,924	11.64	to	11.86	15,631,139	0.00%	67.95%	to	64.50%
2012	0.45%	to	2.50%	582,339	6.93	to	7.21	5,226,163	0.00%	28.80%	to	26.15%
2011	0.45%	to	2.50%	1,396,743	5.38	to	5.72	10,087,308	0.00%	-4.38%	to	-6.35%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2015	0.45%	to	2.50%	2,553,715	$19.51	to	$16.76	$50,132,537	0.00%	0.63%	to	-1.45%
2014	0.45%	to	2.50%	3,194,594	19.39	to	17.00	62,517,460	0.00%	11.91%	to	9.61%
2013	0.45%	to	2.50%	2,287,444	17.32	to	15.51	40,474,629	0.00%	40.68%	to	37.79%
2012	0.45%	to	2.50%	1,437,364	12.31	to	11.26	18,360,948	0.00%	12.80%	to	10.47%
2011	0.45%	to	2.50%	1,364,526	10.92	to	10.19	15,651,318	0.00%	-1.53%	to	-3.56%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2015	0.45%	to	2.50%	1,217,367	14.44	to	13.46	21,106,001	1.04%	-9.79%	to	-11.65%
2014	0.45%	to	2.50%	2,128,730	16.01	to	15.24	41,597,840	0.37%	10.44%	to	8.17%
2013	0.45%	to	2.50%	2,417,188	14.50	to	14.09	43,034,012	0.00%	44.61%	to	41.63%
2012	0.45%	to	2.50%	1,057,510	10.02	to	9.94	13,120,094	0.39%	21.68%	to	19.17%
2011	0.45%	to	2.50%	1,398,503	8.24	to	8.35	14,524,395	0.02%	-3.60%	to	-5.59%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2015	0.45%	to	2.45%	930,696	20.15	to	17.16	21,384,407	0.00%	0.86%	to	-1.16%
2014	0.45%	to	2.50%	827,165	19.98	to	17.28	18,929,666	0.00%	-2.00%	to	-4.01%
2013	0.45%	to	2.50%	1,496,626	20.39	to	18.00	35,384,794	0.00%	33.45%	to	30.70%
2012	0.45%	to	2.50%	995,696	15.28	to	13.78	18,018,082	0.00%	15.53%	to	13.15%
2011	0.45%	to	2.50%	670,396	13.22	to	12.17	10,603,297	0.00%	-1.10%	to	-3.14%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2015	0.45%	to	2.50%	479,147	13.13	to	11.95	7,992,316	0.14%	-12.26%	to	-14.07%
2014	0.45%	to	2.50%	573,667	14.96	to	13.91	11,065,293	0.04%	6.24%	to	4.06%
2013	0.45%	to	2.50%	1,127,639	14.08	to	13.36	20,702,285	0.10%	35.19%	to	32.41%
2012	0.45%	to	2.30%	483,777	10.42	to	12.98	6,630,169	0.00%	16.46%	to	14.29%
2011	0.45%	to	2.30%	1,362,882	8.95	to	11.35	16,294,604	0.00%	-7.57%	to	-9.28%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2015	0.45%	to	2.45%	705,352	16.61	to	14.34	13,744,555	0.00%	-0.82%	to	-2.81%
2014	0.45%	to	2.50%	756,633	16.74	to	14.69	14,965,168	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.50%	1,496,718	16.82	to	15.06	29,782,353	0.00%	40.67%	to	37.78%
2012	0.45%	to	2.45%	870,994	11.96	to	10.97	12,741,235	0.00%	10.11%	to	7.89%
2011	0.45%	to	2.45%	620,483	10.86	to	10.17	8,354,924	0.00%	3.05%	to	0.98%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2015	0.45%	to	2.45%	528,126	12.68	to	10.66	7,812,190	0.00%	-13.93%	to	-15.66%
2014	0.45%	to	2.45%	517,699	14.73	to	12.65	9,163,876	0.00%	0.86%	to	-1.17%
2013	0.45%	to	2.45%	812,402	14.61	to	12.80	14,186,349	0.48%	42.18%	to	39.33%
2012	0.45%	to	2.50%	498,760	10.27	to	9.15	6,290,002	0.00%	19.84%	to	17.36%
2011	0.45%	to	2.45%	541,995	8.57	to	7.82	5,824,859	0.00%	-9.85%	to	-11.66%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2015	0.45%	to	2.30%	179,801	9.09	to	6.66	1,294,892	0.00%	12.84%	to	10.74%
2014	0.45%	to	2.40%	560,826	8.05	to	5.96	3,757,287	0.00%	22.38%	to	19.98%
2013	0.45%	to	2.30%	150,484	6.58	to	5.01	808,868	0.00%	-3.41%	to	-5.20%
2012	1.00%	to	2.30%	567,154	6.61	to	5.28	3,204,951	0.00%	-7.22%	to	-8.44%
2011	0.45%	to	2.45%	465,951	7.30	to	5.65	2,839,577	0.00%	-4.69%	to	-6.60%
Variable Trust - Technology Fund (RTEC)
2015	0.45%	to	2.50%	457,774	14.10	to	12.72	8,584,454	0.00%	0.66%	to	-1.41%
2014	0.45%	to	2.50%	527,975	14.01	to	12.90	9,837,345	0.00%	9.76%	to	7.50%
2013	0.45%	to	2.50%	362,371	12.77	to	12.00	6,237,296	0.00%	34.78%	to	32.01%
2012	0.45%	to	2.50%	354,947	9.47	to	9.09	4,670,093	0.00%	11.48%	to	9.18%
2011	0.45%	to	2.50%	376,999	8.50	to	8.33	4,491,807	0.00%	-9.61%	to	-11.47%
Variable Trust - Telecommunications Fund (RTEL)
2015	0.65%	to	2.15%	127,757	7.34	to	11.31	1,043,908	1.59%	-7.33%	to	-8.73%
2014	0.65%	to	2.15%	126,898	7.92	to	12.39	1,138,272	1.99%	1.95%	to	0.41%
2013	0.90%	to	1.90%	117,499	8.86	to	8.29	1,042,534	2.05%	15.92%	to	15.23%
2012	0.45%	to	2.10%	119,021	6.73	to	10.79	923,565	1.56%	4.39%	to	2.65%
2011	1.15%	to	2.10%	281,388	7.56	to	10.51	2,092,890	0.84%	-15.38%	to	-16.20%
Variable Trust - Transportation Fund (RTRF)
2015	0.65%	to	2.50%	174,576	14.79	to	13.05	4,303,854	0.00%	-14.65%	to	-16.24%
2014	0.45%	to	2.50%	355,267	17.59	to	15.58	10,200,613	0.00%	22.25%	to	19.73%
2013	0.45%	to	2.50%	410,896	14.39	to	13.02	9,712,977	0.00%	49.96%	to	46.88%
2012	0.45%	to	2.50%	266,492	9.59	to	8.86	4,292,283	0.00%	17.05%	to	14.64%
2011	0.45%	to	2.50%	254,532	8.20	to	7.73	3,559,732	0.00%	-11.52%	to	-13.34%
Variable Trust - Utilities Fund (RUTL)
2015	0.45%	to	2.50%	512,587	13.51	to	13.45	7,536,635	2.50%	-7.78%	to	-9.68%
2014	0.45%	to	2.50%	551,770	14.64	to	14.89	8,856,609	1.72%	22.34%	to	19.82%
2013	0.45%	to	2.50%	315,279	11.97	to	12.43	4,236,429	3.11%	13.12%	to	10.79%
2012	0.45%	to	2.50%	479,076	10.58	to	11.22	5,772,558	2.30%	0.66%	to	-1.42%
2011	0.45%	to	2.50%	801,459	10.51	to	11.38	9,654,483	1.83%	15.77%	to	13.39%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2015	0.45%	to	2.45%	110,043	$5.77	to	$5.76	$670,233	0.00%	-17.20%	to	-18.87%
2014	0.45%	to	2.10%	69,426	6.97	to	7.18	524,984	0.00%	-22.27%	to	-23.56%
2013	0.45%	to	2.10%	63,300	8.97	to	9.40	623,311	0.00%	-3.25%	to	-4.86%
2012	0.45%	to	2.50%	77,859	9.27	to	9.80	803,071	0.00%	0.33%	to	-1.74%
2011	0.45%	to	2.10%	79,878	9.24	to	10.01	822,499	0.00%	-4.12%	to	-5.70%
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2015	0.45%	to	2.45%	1,142,012	10.45	to	9.90	11,554,154	3.03%	0.28%	to	-1.74%
2014	0.45%	to	2.45%	656,347	10.42	to	10.07	6,709,817	0.00%	1.92%	to	-0.13%
2013	0.45%	to	2.20%	443,521	10.22	to	10.10	4,502,917	0.00%	2.21%	to	1.01%	****
Series M (Macro Opportunities Series) (GSBLMO)
2015	0.45%	to	2.35%	185,315	10.49	to	10.06	1,899,162	2.58%	-0.75%	to	-2.65%
2014	0.45%	to	2.35%	95,487	10.56	to	10.34	996,814	0.00%	4.87%	to	2.87%
2013	1.35%	to	2.10%	2,358	10.06	to	10.05	23,718	0.00%	0.61%	to	0.51%	****
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2015	1.15%	to	1.95%	85,475	9.79	to	9.70	831,855	0.19%	-1.85%	to	-2.65%
Health Sciences Portfolio - II (TRHS2)
2015	1.00%	to	1.65%	168,760	9.17	to	9.14	1,545,737	0.00%	-8.34%	to	-8.62%	****
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2015	0.85%	to	1.65%	104,748	6.94	to	6.91	725,758	0.00%	-30.62%	to	-30.88%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.45%	to	2.50%	717,439	4.68	to	4.24	3,183,037	0.03%	-33.75%	to	-35.11%
2014	0.45%	to	2.50%	598,836	7.06	to	6.54	4,061,072	0.06%	-19.47%	to	-21.13%
2013	0.45%	to	2.50%	461,180	8.76	to	8.29	3,930,479	0.54%	10.04%	to	7.77%
2012	0.45%	to	2.50%	276,250	7.96	to	7.69	2,159,544	0.73%	2.92%	to	0.79%
2011	0.45%	to	2.50%	86,604	7.74	to	7.63	671,686	0.00%	-22.62%	to	-23.68%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.45%	to	2.45%	1,806,564	12.33	to	11.00	21,053,117	0.36%	-8.76%	to	-10.59%
2014	0.45%	to	2.50%	2,023,234	13.52	to	12.27	26,136,125	0.50%	-5.69%	to	-7.63%
2013	0.45%	to	2.50%	2,219,333	14.33	to	13.28	30,788,998	1.16%	24.57%	to	22.01%
2012	0.45%	to	2.45%	2,119,340	11.51	to	10.90	23,773,000	1.06%	18.64%	to	16.25%
2011	0.45%	to	2.50%	2,026,378	9.70	to	9.37	19,482,900	1.07%	-7.62%	to	-9.52%
Variable Insurance Portfolios - Energy (WRENG)
2015	1.00%	to	1.65%	9,027	7.88	to	7.85	71,055	0.00%	-21.23%	to	-21.47%	****
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)
2014	1.15%	to	2.10%	59,108	11.36	to	11.29	669,623	0.00%	13.59%	to	12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)
2014	1.25%	to	2.00%	2,438	9.18	to	9.13	22,335	0.00%	-8.23%	to	-8.70%	****
Dynamic VP HY Bond Fund (obsolete) (DXVHY)
2014	1.15%	to	2.50%	99,835	10.66	to	10.27	1,046,427	2.25%	-1.25%	to	-2.60%
2013	0.45%	to	2.50%	243,208	10.92	to	10.55	2,603,468	2.21%	3.48%	to	1.35%
2012	0.45%	to	2.50%	3,380,507	10.55	to	10.41	35,460,908	2.03%	5.51%	to	4.06%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15%	to	2.35%	360,426	9.27	to	8.93	3,310,377	2.08%	-4.19%	to	-5.35%
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)
2014	0.95%	to	1.60%	336,677	24.66	to	23.96	8,331,456	0.69%	10.18%	to	9.88%
2013	0.95%	to	1.60%	386,322	22.38	to	21.80	8,675,282	0.85%	29.17%	to	28.81%
2012	1.15%	to	2.00%	408,007	17.77	to	16.24	7,084,390	1.04%	14.81%	to	14.03%
2011	1.15%	to	1.80%	497,387	15.48	to	14.54	7,539,529	0.67%	-3.90%	to	-4.48%
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)
2014	0.45%	to	2.50%	785,259	16.63	to	13.02	13,829,493	3.05%	7.96%	to	5.74%
2013	0.45%	to	2.45%	635,670	15.41	to	12.37	10,469,708	2.96%	27.22%	to	24.66%
2012	0.45%	to	2.45%	380,812	12.11	to	9.92	5,004,941	3.16%	16.53%	to	14.18%
2011	0.45%	to	2.45%	321,625	10.39	to	8.69	3,695,392	1.83%	0.25%	to	-1.76%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45%	to	2.30%	51,471			11.18	557,054	1.09%			12.13%
2011	0.45%	to	2.50%	58,543			9.97	572,088	0.34%			-4.72%
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45%	to	2.25%	274,533	10.80	to	10.29	2,899,591	1.83%	7.22%	to	5.28%
2011	0.45%	to	2.25%	192,189	10.07	to	9.77	1,906,307	0.29%	-1.75%	to	-3.52%
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45%	to	2.30%	381,412	10.81	to	10.28	4,020,875	1.52%	9.53%	to	7.49%
2011	0.45%	to	2.30%	431,152	9.87	to	9.57	4,190,316	0.35%	-3.24%	to	-5.04%
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)
2014	0.45%	to	2.50%	2,163,708	19.04	to	15.19	38,138,026	0.24%	10.54%	to	8.27%
2013	0.45%	to	2.45%	1,062,979	17.23	to	14.09	17,083,564	0.33%	35.36%	to	32.64%
2012	0.45%	to	2.45%	434,393	12.73	to	10.62	5,233,229	0.41%	13.89%	to	11.60%
2011	0.45%	to	2.45%	475,936	11.17	to	9.52	5,091,681	0.11%	-0.47%	to	-2.47%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45%	to	2.15%	308,078	$13.39	to	$14.62	$4,810,959	5.64%	6.46%	to	4.64%
2012	0.45%	to	2.45%	435,367	12.58	to	13.40	6,431,471	1.48%	14.19%	to	11.89%
2011	0.45%	to	2.45%	5,343,722	11.01	to	11.97	69,405,465	5.96%	3.34%	to	1.27%
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.45%	to	2.50%	333,474	11.27	to	10.66	3,658,266	3.60%	0.45%	to	-1.62%
2013	0.45%	to	2.50%	290,706	11.21	to	10.83	3,211,341	5.89%	5.39%	to	3.22%
2012	0.45%	to	1.95%	243,175	10.64	to	10.53	2,585,872	9.19%	6.41%	to	5.34%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45%	to	2.50%	1,212,032	8.86	to	8.38	10,441,756	0.00%	1.65%	to	-0.45%
2011	0.45%	to	2.50%	1,858,221	8.72	to	8.42	15,904,667	0.39%	-11.54%	to	-13.36%
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45%	to	2.50%	1,578,196	9.19	to	8.69	14,127,817	0.00%	3.37%	to	1.23%
2011	0.45%	to	2.50%	2,618,123	8.89	to	8.59	22,892,659	0.14%	-7.73%	to	-9.63%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45%	to	2.50%	312,339	10.25	to	9.50	3,129,777	0.96%	0.30%	to	-1.77%
2012	0.45%	to	2.20%	190,632	10.22	to	9.75	1,930,557	0.63%	16.71%	to	14.65%
2011	0.45%	to	2.20%	134,567	8.76	to	8.50	1,245,009	0.61%	-22.74%	to	-24.10%
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011			1.30%	8,400			10.30	86,509	8.94%			-12.74%
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45%	to	2.30%	113,926	15.59	to	16.83	1,841,734	1.53%	30.53%	to	28.11%
2012	0.45%	to	2.30%	83,029	11.94	to	13.14	1,043,764	1.90%	13.81%	to	11.69%
2011	1.15%	to	2.30%	35,854	11.40	to	11.76	404,651	1.46%	-0.37%	to	-1.53%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45%	to	2.15%	669,943	10.68	to	11.38	9,075,697	1.44%	-4.53%	to	-6.16%
2012	0.45%	to	2.45%	1,281,066	11.19	to	11.96	18,225,025	1.99%	2.58%	to	0.51%
2011	0.45%	to	2.45%	1,741,410	10.90	to	11.90	24,573,093	2.99%	6.78%	to	4.64%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45%	to	1.95%	379,377	14.92	to	16.25	6,452,390	1.97%	26.61%	to	24.70%
2012	0.45%	to	1.80%	323,301	11.78	to	13.21	4,419,224	1.58%	15.40%	to	13.83%
2011	1.15%	to	1.80%	370,983	12.20	to	11.60	4,441,637	1.86%	-5.04%	to	-5.66%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45%	to	2.00%	106,233	12.93	to	12.21	1,328,607	1.95%	12.92%	to	11.17%
2012	0.45%	to	2.00%	88,965	11.45	to	10.98	994,694	2.07%	8.99%	to	7.28%
2011	0.45%	to	2.50%	42,375	10.50	to	10.15	437,306	2.09%	0.42%	to	-1.64%
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00%	to	2.50%	96,385	13.56	to	12.82	1,276,664	2.10%	18.20%	to	16.41%
2012	1.15%	to	2.50%	51,664	11.42	to	11.01	585,042	1.44%	11.01%	to	9.49%
2011	1.15%	to	2.00%	50,520	10.29	to	10.14	518,356	1.32%	-2.12%	to	-2.96%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45%	to	2.30%	768,696	11.50	to	11.87	9,911,437	1.32%	4.23%	to	2.30%
2012	0.45%	to	2.30%	1,240,205	11.04	to	11.60	15,505,928	1.72%	4.68%	to	2.73%
2011	0.45%	to	2.50%	1,390,326	10.54	to	10.68	16,787,146	2.47%	2.48%	to	0.37%
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45%	to	2.50%	1,230,727	13.38	to	12.32	18,913,039	1.46%	16.03%	to	13.64%
2012	0.45%	to	2.50%	1,698,729	11.53	to	10.84	22,732,682	1.53%	10.34%	to	8.07%
2011	0.45%	to	2.50%	1,903,557	10.45	to	10.03	23,305,379	2.10%	-0.49%	to	-2.53%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45%	to	1.95%	427,296	14.25	to	15.67	7,074,831	1.72%	21.82%	to	19.98%
2012	0.45%	to	1.80%	441,954	11.70	to	13.25	6,069,951	1.53%	13.23%	to	11.71%
2011	1.15%	to	1.80%	617,750	12.46	to	11.86	7,548,836	2.00%	-3.27%	to	-3.86%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45%	to	2.50%	671,052	12.52	to	11.92	9,594,807	1.25%	10.10%	to	7.83%
2012	0.45%	to	2.50%	1,136,193	11.37	to	11.05	14,897,003	1.67%	7.48%	to	5.26%
2011	0.45%	to	2.25%	1,162,051	10.58	to	11.60	14,381,049	2.32%	1.71%	to	-0.13%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45%	to	2.45%	210,197	12.48	to	11.59	2,564,300	2.33%	20.55%	to	18.13%
2012	0.45%	to	2.00%	96,323	10.35	to	13.16	1,004,054	0.17%	16.42%	to	14.56%
2011	0.45%	to	2.00%	75,748	8.89	to	11.49	694,870	1.67%	-16.77%	to	-18.06%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45%	to	2.50%	108,907	18.01	to	12.27	1,728,650	0.00%	43.72%	to	40.77%
2012	0.45%	to	2.10%	47,661	12.53	to	13.44	527,377	0.00%	12.87%	to	10.99%
2011	0.45%	to	2.10%	51,142	11.11	to	12.11	515,631	0.00%	-1.10%	to	-2.73%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45%	to	2.45%	132,331	17.07	to	14.54	2,714,433	1.05%	39.74%	to	36.94%
2012	0.45%	to	2.00%	65,799	12.22	to	14.90	968,868	0.99%	20.04%	to	18.27%
2011	0.45%	to	1.90%	49,161	10.18	to	12.72	658,532	0.39%	-5.59%	to	-6.96%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45%	to	2.10%	142,009	$16.81	to	$25.48	$3,283,214	0.15%	40.32%	to	37.99%
2012	0.45%	to	2.20%	156,996	11.98	to	18.28	2,626,810	0.17%	14.96%	to	12.93%
2011	0.45%	to	2.20%	171,964	10.42	to	16.19	2,524,182	0.54%	-5.97%	to	-7.62%
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)
2014	0.45%	to	2.50%	660,331	18.51	to	14.44	12,814,948	2.01%	12.00%	to	9.69%
2013	0.45%	to	2.45%	310,052	16.53	to	13.22	5,487,546	2.29%	35.21%	to	32.50%
2012	0.45%	to	2.45%	296,635	12.22	to	9.98	3,949,391	2.03%	14.23%	to	11.93%
2011	0.45%	to	1.90%	357,418	10.70	to	11.21	4,212,861	1.53%	2.65%	to	1.16%
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)
2014	1.15%	to	1.60%	57,799	18.18	to	17.16	1,043,856	0.42%	8.74%	to	8.25%
2013	1.15%	to	1.60%	25,186	16.72	to	15.85	414,407	0.53%	35.44%	to	34.83%
2012	1.15%	to	1.80%	27,728	12.35	to	11.51	336,263	0.00%	12.63%	to	11.93%
2011	1.15%	to	1.80%	41,872	10.96	to	10.28	448,164	0.00%	-0.09%	to	-0.68%
VP Value Fund - Class III (obsolete) (ACVV3)
2014	0.45%	to	2.50%	767,059	17.75	to	15.03	16,521,671	1.44%	12.57%	to	10.25%
2013	0.45%	to	2.50%	525,812	15.77	to	13.63	10,132,795	1.71%	31.13%	to	28.44%
2012	0.45%	to	2.45%	392,383	12.02	to	10.65	5,793,902	1.93%	14.06%	to	11.76%
2011	0.45%	to	2.10%	433,733	10.54	to	13.71	5,771,459	1.99%	0.56%	to	-1.10%
ClearBridge Variable All Cap Value Portfolio Class I (obsolete) (SBTRP)
2011			1.30%	1,435			23.02	33,027	1.36%			-7.41%
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)
2014	1.15%	to	2.15%	188,357	9.78	to	9.43	1,819,617	0.00%	-2.20%	to	-3.19%
2013	1.15%	to	2.20%	168,013	10.00	to	9.72	1,665,592	0.00%	3.84%	to	2.74%
2012	1.15%	to	2.15%	287,520	9.63	to	9.47	2,760,934	0.00%	0.16%	to	-0.85%
2011	1.15%	to	1.80%	208,859	9.62	to	9.81	2,008,439	0.00%	-3.82%	to	-4.23%	****

2015	Reserves for annuity contracts in payout phase:							70,623
2015	Contract owners equity:							$1,613,745,449
2014	Reserves for annuity contracts in payout phase:							89,289
2014	Contract owners equity:							$1,524,687,920
2013	Reserves for annuity contracts in payout phase:							113,380
2013	Contract owners equity:							$1,358,664,885
2012	Reserves for annuity contracts in payout phase:							110,587
2012	Contract owners equity:							$1,146,493,847
2011	Reserves for annuity contracts in payout phase:							143,761
2011	Contract owners equity:							$1,059,222,360
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.